FEBRUARY 28, 2011

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

A series of Templeton Income Trust

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FIXED INCOME

TEMPLETON GLOBAL BOND FUND

Semiannual Report

Templeton Global Bond Fund

Your Fund’s Goal and Main Investments: Templeton Global Bond Fund seeks current income with capital appreciation and growth of income. Under normal market conditions, the Fund invests at least 80% of its net assets in “bonds.” Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures.

We are pleased to bring you Templeton Global Bond Fund’s semiannual report for the period ended February 28, 2011.

Performance Overview

For the six months under review, Templeton Global Bond Fund – Class A delivered a +5.88% cumulative total return. The Fund outperformed global government bonds as measured by its benchmark, the Citigroup World Government Bond Index (WGBI), which had cumulative total returns of -3.12% in local currency terms and +0.95% in U.S. dollar terms for the same period.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 10.

1. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 19.

Semiannual Report | 3

Economic and Market Overview

The period under review was relatively favorable overall for risk assets as equity markets performed well and bond yields generally rose, supported by the strengthening global economic recovery. Emerging markets continued to recover with many returning to pre-crisis activity levels. Previous market fears of a hard landing in emerging markets, China in particular, proved unfounded during the reporting period. Although some developed economies, such as those of Australia and Scandinavia, also enjoyed relatively strong recoveries, the G-3 (U.S., eurozone and Japan) continued to experience growth that was slow by historical standards. Although the pace of improvement was not as fast as many would have liked, the economic recovery became more entrenched during the period, particularly in the U.S. and some parts of Europe. Private sector investment expanded, driven by strong corporate profitability. In addition, while labor markets remained weak, private sector hiring strengthened during the period.

Against this backdrop of firming global growth, markets absorbed several shocks during the review period. Two distinct geopolitical risks arose that temporarily raised market volatility. Tensions flared on the Korean Peninsula in November 2010 as North Korea attacked the South Korean island of Yeongyeong, killing two soldiers. The attack was followed by a period of elevated rhetoric, but eventually cooler heads prevailed as the countries’ leaders seemed to realize it was ultimately not in either side’s interests to provoke an armed conflict. Geopolitical tensions rose again toward period-end, this time in the Middle East. Protesters in Tunisia succeeded in ousting their long-time ruler and, in the process, helped inspire a wave of regional unrest in several countries with autocratic rulers. Subsequently, President Mubarak of Egypt was compelled to step down after 30 years of rule, following weeks of protests. Thankfully, those protests were relatively peaceful, and the army eventually stepped in and took control from the government. In contrast, as the period ended, Libya was in the midst of a much more violent conflict between protestors and the government of Muammar Qadhafi. Although at period-end it was still too early to know the ultimate outcomes of these uprisings, the short-term effect was increased market volatility. Oil prices in particular rose as Libya’s exports were impacted and fears about the potential effects of spreading unrest elsewhere in the Middle East worried the market.

Another adverse shock to financial markets had less to do with politics, though it ultimately brought down a government and forced a new election. Concerns about the solvency of highly indebted eurozone governments resurfaced early in the review period with market attention focused on Ireland. The Irish government’s guarantee of bank liabilities significantly increased what had been a manageable debt burden. In addition, fears grew that losses in the

4 | Semiannual Report

banking sector may have been significantly more than originally estimated. Concerns arose about the government’s ability to finance this growing debt burden and were exacerbated by rising interest rates. However, unlike in May 2010 when financial market concerns focused on Greece, broader financial markets remained fairly calm. Importantly, liquidity mechanisms were already in place to help ensure credit markets continued to function and did not transmit the crisis more broadly. Further, support was made available from the European System of Financial Supervisors (ESFS) that could keep the Irish government from having to return to the market over the short term.

The divergent conditions between economies led to increasing differences in economic policies around the world. In countries where recoveries were strong, policy was tightened during the period as output gaps closed and inflationary pressures showed early signs of picking up. In contrast, in much of the developed world, significant slack remained as economic growth was below trend. This prompted G-3 policymakers to maintain historically loose monetary policy. A consequence of these divergent conditions was a further increase of capital flows to emerging markets. This foreign investment lowered the cost of capital in the recipient countries, which strengthened their recoveries but also prompted fears of potential asset price bubbles and currency overvaluation.

Investment Strategy

We invest selectively in bonds around the world based upon our assessment of changing market, political and economic conditions. While seeking opportunities, we monitor various factors including changes in interest rates, currency exchange rates and credit risks. We seek to manage the Fund’s exposure to various currencies and may utilize forward currency exchange contracts.

Manager’s Discussion

The Fund’s total return was influenced by various factors, including interest rate developments, currency movements and exposure to sovereign debt markets. Each of these areas contributed to the Fund’s performance during the reporting period.

Interest Rate Strategy

The Fund maintained defensive duration positioning throughout the period. Historically low interest rates that prevailed in much of the developed world at the beginning of the period gradually rose as economic activity improved and concern increased over the sustainability of relatively loose monetary and fiscal policies. While policy rates were unchanged, yields for 10-year government bonds rose 96 basis points (bps; 100 bps equal one percentage point) in the

Semiannual Report | 5

U.S., 29 bps in Japan and 105 bps in Germany. Because bond prices generally fall as yields rise, the benchmark Citigroup WGBI posted relatively poor performance; however, the Fund owned none of these bonds during the reporting period, which contributed significantly to relative Fund performance. The Fund maintained little duration exposure in emerging markets, except in a select few countries where rates were already quite high. Although Indonesia’s and Brazil’s central banks raised their policy rates during the period and long-term bond yields rose modestly, relatively high returns compensated for this, and the Fund’s duration exposure in these countries contributed marginally to relative performance. In contrast, duration exposure in Mexico detracted from relative results as yields rose in line with those in the U.S. even though the country’s central bank left rates unchanged.

Currency Strategy

The Fund’s diversified currency exposure benefited relative performance. As part of the Fund’s investment strategy, the Fund utilized forward currency exchange contracts to hedge or gain exposure to various currencies during the reporting period. The U.S. dollar was broadly weaker during the period as risk appetite improved and most economies grew at faster paces than in the U.S. and attracted substantial foreign investment. The trade-weighted U.S. dollar fell 7.25% during the period.2 Dollar weakness was particularly pronounced early in the period as the market priced in Federal Reserve Board (Fed) Chairman Bernanke’s announcement of a second quantitative easing program. This dollar weakness and firming global growth supported commodity prices, which in turn favored the currencies of several Latin American economies. The Fund benefited from its exposures to the Mexican peso, Brazilian real and Chilean peso in particular. Although Mexico’s economy did not grow as quickly as those of Chile or Brazil, it benefited from strong manufacturing exports due in part to rebounding U.S. economic activity. The Mexican peso appreciated 8.78% against the U.S. dollar during the six months under review, outperforming the Chilean peso, up 5.52% versus the dollar, and the Brazilian real, up 5.77%.2 The Mexican peso’s outperformance occurred even though the recoveries in Chile and Brazil led to interest rate hikes aimed at limiting increasing inflationary pressure.

The Fund’s exposure to Asian currencies significantly benefited performance despite the Fund’s large negative exposure to the Japanese yen, through the use of forward currency exchange contracts, which detracted from relative results. The Japanese yen strengthened 2.49% against the U.S. dollar during the period as demand for Japanese exports was strong.2 Although Japan’s location and specialization in machinery and equipment made it well situated to benefit from robust demand from Asia for capital goods, domestic demand remained

*Holding is a negative percentage because of the Fund’s holdings of forward currency exchange contracts.

2. Source: IDC/Exshare.

6 | Semiannual Report

anemic and deflation persisted. Elsewhere in developed Asia, the Fund benefited significantly from its overweighted exposure to the Australian dollar, which appreciated 14.41% against the U.S. dollar.2 Although Chinese demand for Australia’s exports benefited the currency, Australia’s domestic economy was also a contributing factor to the currency’s strength. Mining industry investment boomed during the period, which ultimately benefited other industries. The Reserve Bank of Australia continued to tighten policy during the period after it had previously become one of the first developed economies in the world to raise interest rates. Central banks in India, Indonesia and South Korea also tightened policy during the period as economic slack continued to be absorbed. The Fund’s exposure to these currencies benefited performance as did its exposures to the Malaysian ringgit and Philippine peso, which appreciated 2.87% and 4.06% against the U.S. dollar.2

The euro strengthened against the dollar during the period as fears eased of defaults in the non-euro eurozone. In addition, building inflationary pressures and the strength of large, regional economies, Germany’s in particular, led to expectations the European Central Bank would begin normalizing policy before the U.S. Fed. The euro strengthened 8.67% against the U.S. dollar during the period, and the Fund’s large underweighted position was the biggest detractor from relative performance.2 However, this negative effect was partially offset by the Fund’s exposure to some other European currencies that appreciated against both the U.S. dollar and the euro. For example, the Norwegian krone appreciated 12.38% against the dollar as the economy benefited from relatively strong growth and rising oil prices.2 Sweden’s currency also performed well as the krona appreciated 16.44% against the dollar amid strengthening economic activity.2 Sweden’s gross domestic product grew a very strong 7.3% year-over-year in fourth quarter 2010 and indicators such as industrial production continued strengthening early in 2011.3

Global Sovereign Debt Strategy

The Fund purchased investment-grade and subinvestment-grade sovereign debt that typically compensates for greater credit risk by offering higher yields relative to U.S. Treasury and European benchmark bonds. Improved risk appetite benefited high yielding credits during the period. However, on the whole, the resulting spread compression did not quite compensate for rising yields of the underlying “risk-free assets,” such as U.S. Treasuries. The Fund’s selective exposure to sovereign credit benefited performance overall. As financial markets began reflecting the underlying strength of emerging economies, many traditional emerging markets could borrow more cheaply than some eurozone members and, in several cases, U.S. states. U.S. dollar-denominated emerging

3. Source: Statistics Sweden.

Semiannual Report | 7

market debt had a -0.45% total return during the period as measured by the J.P. Morgan (JPM) Emerging Markets Bond Index (EMBI) Global.4 Sovereign interest rate credit spreads fell 22 bps during the period.4 Regionally, Latin American sovereign debt posted a +0.08% total return, Asian debt a -2.79% total return, and central and eastern European debt a +0.61% total return.4

Thank you for your continued participation in Templeton Global Bond Fund.

We look forward to serving your future investment needs.

Portfolio Management Team Templeton Global Bond Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of February 28, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4. Source: J.P. Morgan. Regional returns are from subindexes of the JPM EMBI Global.

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Sonal Desai assumed portfolio manager responsibilities for the Fund in January 2011. She is also director of research for the Franklin Templeton Fixed Income Group’s international bond department. She is responsible for shaping the research agenda of the international bond department and providing macroeconomic analysis to the fixed income team. This includes facilitating broader research efforts leveraging the fixed income group’s local resources across several emerging markets. Dr. Desai acts as a key resource for the firm’s Fixed Income Policy Committee, which provides policy views on sectors, markets and currencies.

Dr. Desai has over 16 years of experience in the financial sector. She joined Franklin Templeton in 2009 from Thames River Capital in London, where she was responsible for shaping the top-down global view on macroeconomic and market developments. Dr. Desai started her career as an assistant professor of economics at the University of Pittsburgh, and then worked for over six years at the International Monetary Fund, in Washington, DC. She was involved in the negotiation and monitoring of IMF programs in several emerging market countries, and in the assessment of the overall design and effectiveness of IMF adjustment programs. Following this she joined the private financial sector and worked for about five years as director and senior economist for Dresdner Kleinwort Wasserstein in London.

Semiannual Report | 9

Performance Summary as of 2/28/11

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

10 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 11

Performance Summary (continued)

Endnotes

Changes in interest rates will affect the value of the Fund’s portfolio and its share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. The Fund’s use of derivatives and foreign currency techniques involve special risks as such techniques may not achieve the anticipated benefits and/or may result in losses to the Fund. Also, the Fund is nondiversified, and investing in a nondiversified fund involves the risk of greater price fluctuation than a more diversified portfolio. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

12 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs.

  Transaction costs, including sales charges (loads) on Fund purchases; and

  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 13

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.86%; C: 1.26%; R: 1.11%; and Advisor: 0.61%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

14 | Semiannual Report

Templeton Income Trust

Financial Highlights

Templeton Global Bond Fund

Class A	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	2009	2008	2007	2006
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$13.24	$12.18	$11.42	$11.15	$10.78	$10.47
Income from investment operations[a]:						
Net investment income[b]	0.28	0.57	0.57	0.50	0.46	0.38
Net realized and unrealized gains (losses)	0.50	1.05	1.11	0.57	0.55	0.43
Total from investment operations	0.78	1.62	1.68	1.07	1.01	0.81
Less distributions from:						
Net investment income and net foreign currency gains	(0.43)	(0.56)	(0.92)	(0.79)	(0.63)	(0.50)
Net realized gains	—	—	—	(0.01)	(0.01)	—
Total distributions	(0.43)	(0.56)	(0.92)	(0.80)	(0.64)	(0.50)
Redemption fees[c]	—	—	—	—[d]	—[d]	—[d]
Net asset value, end of period	$13.59	$13.24	$12.18	$11.42	$11.15	$10.78
Total return[e]	5.88%	13.57%	15.74%	9.62%	9.57%	7.95%
Ratios to average net assets[f]						
Expenses[g]	0.86%	0.91%	0.92%	0.92%	0.99%	1.03%
Net investment income	4.19%	4.40%	4.99%	4.28%	4.17%	3.59%
Supplemental data						
Net assets, end of period (000's)	$22,087,898	$17,853,083	$9,301,146	$6,695,310	$3,853,706	$1,858,368
Portfolio turnover rate	8.15%	12.09%	65.94%	29.74%	44.33%	39.14%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Benefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Templeton Income Trust

Financial Highlights *(continued)*

Templeton Global Bond Fund

Class C	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	2009	2008	2007	2006
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$13.27	$12.20	$11.43	$11.17	$10.79	$10.48
Income from investment operations[a]:						
Net investment income[b]	0.26	0.52	0.53	0.45	0.42	0.34
Net realized and unrealized gains (losses)	0.48	1.06	1.11	0.56	0.56	0.43
Total from investment operations	0.74	1.58	1.64	1.01	0.98	0.77
Less distributions from:						
Net investment income and net foreign currency gains	(0.40)	(0.51)	(0.87)	(0.74)	(0.59)	(0.46)
Net realized gains	—	—	—	(0.01)	(0.01)	—
Total distributions	(0.40)	(0.51)	(0.87)	(0.75)	(0.60)	(0.46)
Redemption fees[c]	—	—	—	—[d]	—[d]	—[d]
Net asset value, end of period	$13.61	$13.27	$12.20	$11.43	$11.17	$10.79
Total return[e]	5.66%	13.01%	15.35%	9.17%	9.22%	7.52%
Ratios to average net assets[f]						
Expenses[g]	1.26%	1.31%	1.32%	1.32%	1.39%	1.42%
Net investment income	3.79%	4.00%	4.59%	3.88%	3.77%	3.20%
Supplemental data						
Net assets, end of period (000's)	$7,737,829	$6,382,496	$2,874,696	$1,979,992	$993,769	$467,302
Portfolio turnover rate	8.15%	12.09%	65.94%	29.74%	44.33%	39.14%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Benefit of expense reduction rounds to less than 0.01%.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

Templeton Income Trust

Financial Highlights (continued)

Templeton Global Bond Fund

Advisor Class	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	2009	2008	2007	2006
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$13.21	$12.15	$11.39	$11.13	$10.75	$10.45
Income from investment operations[a]:						
Net investment income[b]	0.30	0.60	0.60	0.53	0.49	0.41
Net realized and unrealized gains (losses)	0.49	1.05	1.10	0.55	0.56	0.42
Total from investment operations	0.79	1.65	1.70	1.08	1.05	0.83
Less distributions from:						
Net investment income and net foreign currency gains	(0.45)	(0.59)	(0.94)	(0.81)	(0.66)	(0.53)
Net realized gains	—	—	—	(0.01)	(0.01)	—
Total distributions	(0.45)	(0.59)	(0.94)	(0.82)	(0.67)	(0.53)
Redemption fees[c]	—	—	—	—[d]	—[d]	—[d]
Net asset value, end of period	$13.55	$13.21	$12.15	$11.39	$11.13	$10.75
Total return[e]	6.03%	13.80%	15.98%	9.92%	9.97%	8.14%
Ratios to average net assets[f]						
Expenses[g]	0.61%	0.66%	0.67%	0.67%	0.74%	0.78%
Net investment income	4.44%	4.65%	5.24%	4.53%	4.42%	3.84%
Supplemental data						
Net assets, end of period (000's)	$19,815,128	$13,833,022	$5,021,533	$2,394,380	$1,156,962	$444,064
Portfolio turnover rate	8.15%	12.09%	65.94%	29.74%	44.33%	39.14%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Benefit of expense reduction rounds to less than 0.01%.

18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited)

Semiannual Report | 19

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton Global Bond Fund	Principal Amount*	Value
Foreign Government and Agency Securities (continued)		
Indonesia (continued)		
Government of Indonesia, (continued)		
FR35, 12.90%, 6/15/22	798,372,000,000 IDR	$ 114,160,490
FR36, 11.50%, 9/15/19	401,590,000,000 IDR	53,290,873
FR37, 12.00%, 9/15/26	66,550,000,000 IDR	8,912,689
FR39, 11.75%, 8/15/23	556,845,000,000 IDR	74,400,228
FR40, 11.00%, 9/15/25	710,760,000,000 IDR	89,411,191
FR42, 10.25%, 7/15/27	818,390,000,000 IDR	95,720,449
FR43, 10.25%, 7/15/22	319,455,000,000 IDR	39,153,778
FR44, 10.00%, 9/15/24	197,824,000,000 IDR	23,376,644
FR46, 9.50%, 7/15/23	2,825,220,000,000 IDR	324,610,715
FR47, 10.00%, 2/15/28	1,854,867,000,000 IDR	212,271,536
FR48, 9.00%, 9/15/18	341,640,000,000 IDR	39,760,405
FR49, 9.00%, 9/15/13	369,360,000,000 IDR	43,058,511
FR52, 10.50%, 8/15/30	896,704,000,000 IDR	106,857,346
[c]senior bond, 144A, 8.50%, 10/12/35	81,448,000	105,617,694
[c]senior bond, 144A, 6.625%, 2/17/37	19,920,000	21,376,650
[c]senior bond, 144A, 7.75%, 1/17/38	133,746,000	160,372,600
[c]senior note, 144A, 11.625%, 3/04/19	57,990,000	83,880,119
		2,057,521,671
Iraq 0.1%		
Government of Iraq,		
[c]144A, 5.80%, 1/15/28	21,625,000	19,099,200
[f]Reg S, 5.80%, 1/15/28	61,094,000	53,958,221
		73,057,421
Israel 1.1%		
Government of Israel, 2680, 7.00%, 4/29/11	1,922,260,000 ILS	534,212,289
Lithuania 1.3%		
[c]Government of Lithuania, 144A,		
6.75%, 1/15/15	340,330,000	367,556,400
7.375%, 2/11/20	259,310,000	284,679,594
		652,235,994
Malaysia 4.9%		
Government of Malaysia, senior bond,		
3.756%, 4/28/11	2,971,087,000 MYR	976,386,553
3.833%, 9/28/11	1,887,610,000 MYR	623,460,783
2.711%, 2/14/12	517,437,000 MYR	169,477,622
3.718%, 6/15/12	413,900,000 MYR	137,018,199
2.509%, 8/27/12	463,390,000 MYR	150,822,242
3.702%, 2/25/13	62,130,000 MYR	20,574,491
3.70%, 5/15/13	23,710,000 MYR	7,853,113
0509, 3.21%, 5/31/13	1,000,000,000 MYR	327,767,251
		2,413,360,254

20 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton Global Bond Fund	Principal Amount*	Value
Foreign Government and Agency Securities (continued)		
Mexico 3.9%		
Government of Mexico,		
M, 9.00%, 6/20/13	70,730,700[g] MXN	$ 627,805,958
M 10, 7.25%, 12/15/16	11,100,000[g] MXN	93,109,664
M 20, 8.00%, 12/07/23	30,785,000[g] MXN	259,405,359
M 20, 10.00%, 12/05/24	12,883,000[g] MXN	126,733,374
M 30, 10.00%, 11/20/36	16,766,800[g] MXN	162,950,779
MI10, 9.00%, 12/20/12	22,179,000[g] MXN	195,013,913
MI10, 8.00%, 12/19/13	37,483,600[g] MXN	327,029,173
senior bond, 5.95%, 3/19/19	130,400,000	145,239,520
		1,937,287,740
Norway 2.1%		
Government of Norway, 6.00%, 5/16/11	5,666,880,000 NOK	1,020,033,339
Peru 0.1%		
Government of Peru, 7.84%, 8/12/20	184,399,000 PEN	74,371,161
Philippines 0.8%		
Government of the Philippines,		
5-69, 4.625%, 11/25/15	1,756,700,000 PHP	38,289,379
senior bond, 5.75%, 2/21/12	5,971,250,000 PHP	139,677,209
senior bond, 8.75%, 3/03/13	5,697,950,000 PHP	139,059,900
senior bond, 5.25%, 1/07/13	1,969,810,000 PHP	45,678,430
[h]senior bond, R3-7, 5.25%, 9/24/12	769,630,000 PHP	17,910,132
		380,615,050
Poland 7.1%		
Government of Poland,		
4.25%, 5/24/11	240,565,000 PLN	83,926,130
4.75%, 4/25/12	3,435,375,000 PLN	1,199,538,755
5.25%, 4/25/13	504,395,000 PLN	176,397,962
5.00%, 10/24/13	44,700,000 PLN	15,520,715
5.75%, 4/25/14	987,775,000 PLN	348,305,791
6.25%, 10/24/15	477,140,000 PLN	170,206,863
5.75%, 9/23/22	495,970,000 PLN	164,980,282
senior note, 6.375%, 7/15/19	297,700,000	331,511,278
[i]Strip, 1/25/12	782,305,000 PLN	262,150,696
[i]Strip, 7/25/12	471,760,000 PLN	153,928,500
[i]Strip, 10/25/12	1,484,455,000 PLN	477,962,567
[i]Strip, 1/25/13	469,670,000 PLN	149,110,622
		3,533,540,161
Qatar 0.2%		
[c]Government of Qatar, senior note, 144A, 6.55%, 4/09/19	109,850,000	123,163,820
Russia 1.8%		
Government of Russia,		
[c]144A, 7.50%, 3/31/30	602,743,120	698,398,453
[f]senior bond, Reg S, 7.50%, 3/31/30	156,325,175	181,133,980
		879,532,433

Semiannual Report | 21

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton Global Bond Fund	Principal Amount*		Value
Foreign Government and Agency Securities (continued)			
South Africa 0.8%			
Government of South Africa,			
5.25%, 5/16/13	31,958,000	EUR	$ 46,072,194
4.50%, 4/05/16	16,945,000	EUR	23,946,500
6.875%, 5/27/19	205,735,000		237,623,925
5.50%, 3/09/20	56,380,000		59,362,874
senior note, 6.50%, 6/02/14	7,290,000		8,126,163
senior note, 5.875%, 5/30/22	31,345,000		33,288,072
			408,419,728
South Korea 15.4%			
Government of Korea, senior bond, 5.625%, 11/03/25	13,150,000		14,041,320
Korea Treasury Bond,			
4.75%, 12/10/11	1,748,897,430,000	KRW	1,570,942,919
4.75%, 3/10/12	246,349,000,000	KRW	221,828,135
4.25%, 12/10/12	1,601,717,700,000	KRW	1,437,789,582
5.25%, 3/10/13	112,864,170,000	KRW	103,058,192
5.00%, 9/10/16	175,000,000,000	KRW	160,034,035
senior bond, 5.50%, 6/10/11	417,351,870,000	KRW	373,311,649
senior bond, 4.00%, 6/10/12	2,455,302,570,000	KRW	2,193,351,986
[h]senior bond, 3.75%, 6/10/13	1,401,729,500,000	KRW	1,246,836,708
[h]senior bond, 3.00%, 12/10/13	101,126,850,000	KRW	87,886,554
[h]senior bond, 5.25%, 9/10/15	26,000,000,000	KRW	23,967,916
senior note, 7.125%, 4/16/19	167,120,000		198,321,137
			7,631,370,133
Sri Lanka 1.2%			
Government of Sri Lanka,			
A, 12.00%, 7/15/11	1,445,200,000	LKR	13,278,649
A, 6.90%, 8/01/12	207,900,000	LKR	1,863,002
A, 8.50%, 1/15/13	7,820,300,000	LKR	71,621,914
A, 13.50%, 2/01/13	7,593,700,000	LKR	75,570,645
A, 7.00%, 3/01/14	935,200,000	LKR	8,166,685
A, 11.25%, 7/15/14	23,159,500,000	LKR	227,052,248
A, 6.50%, 7/15/15	1,597,780,000	LKR	13,264,602
A, 11.00%, 8/01/15	15,208,000,000	LKR	148,213,764
B, 6.60%, 6/01/14	640,700,000	LKR	5,506,923
B, 11.00%, 9/01/15	3,443,800,000	LKR	33,542,193
			598,080,625
[i]**Supranational 3.2%**			
Corporacion Andina De Fomento, 8.125%, 6/04/19	136,720,000		165,615,772
European Bank for Reconstruction & Development, 1.50%, 5/15/12	1,930,000,000	SEK	300,009,358
European Investment Bank,			
1.45%, 5/15/12	1,700,000,000	SEK	264,223,386
senior note, 5.375%, 7/16/12	2,452,200,000	NOK	453,481,871
senior note, 4.50%, 5/15/13	340,210,000	NOK	62,432,995
Inter-American Development Bank, senior note, 7.50%, 12/05/24	2,473,000,000	MXN	195,329,256
Nordic Investment Bank, 1.625%, 5/08/12	852,000,000	SEK	132,819,376
			1,573,912,014

22 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton Global Bond Fund	Principal Amount*	Value
Foreign Government and Agency Securities (continued)		
Sweden 3.3%		
Government of Sweden,		
5.25%, 3/15/11	1,089,515,000 SEK	$ 172,315,324
5.50%, 10/08/12	2,348,595,000 SEK	389,926,527
Kommuninvest I Sverige, senior note, 1.75%, 10/08/12	6,795,000,000 SEK	1,055,526,166
		1,617,768,017
Ukraine 0.7%		
[c] Government of Ukraine, senior note, 144A, 7.95%, 2/23/21	364,320,000	366,250,896
United Arab Emirates 0.2%		
[c] Emirate of Abu Dhabi, 144A, 6.75%, 4/08/19	107,890,000	123,826,540
United Kingdom 0.4%		
United Kingdom Treasury Bond, 5.00%, 3/07/12	97,810,000 GBP	165,716,173
Venezuela 0.7%		
Government of Venezuela,		
10.75%, 9/19/13	133,587,000	132,551,701
[b,f] Reg S, FRN, 1.303%, 4/20/11	222,264,000	220,763,729
		353,315,430
Vietnam 0.4%		
[c] Government of Vietnam, 144A, 6.75%, 1/29/20	199,780,000	199,904,862
Total Foreign Government and Agency Securities (Cost $31,017,038,546)		34,285,000,593
Quasi-Sovereign and Corporate Bonds 3.8%		
Canada 0.5%		
[c] Export Development Canada, senior note, 144A, 1.625%, 5/08/12	1,700,000,000 SEK	264,812,726
Germany 0.9%		
KfW Bankengruppe, 4.66%, 1/05/12	2,555,500,000 NOK	461,964,196
India 0.5%		
Export-Import Bank of India, N-01, 5.90%, 5/07/13	5,310,000,000 INR	115,500,272
National Bank for Agriculture & Rural Development, 11B, 5.82%, 5/05/13	5,290,000,000 INR	114,955,318
		230,455,590
South Korea 0.5%		
The Export-Import Bank of Korea,		
senior bond, 5.125%, 3/16/15	6,330,000	6,614,534
senior note, 4.625%, 2/20/17	14,090,000 EUR	19,707,546
senior note, 8.125%, 1/21/14	37,645,000	43,116,061
[c] senior note, 144A, 5.25%, 2/10/14	6,200,000	6,612,901
Korea Deposit Insurance Corp.,		
07-1, 5.57%, 9/14/12	44,400,000,000 KRW	40,425,472
08-1, 5.28%, 2/15/13	5,957,000,000 KRW	5,423,452
Korea Development Bank, senior note, 8.00%, 1/23/14	127,140,000	145,172,393
		267,072,359
Venezuela 1.4%		
Petroleos de Venezuela SA, senior bond, zero cpn., 7/10/11	722,686,000	708,499,729
Total Quasi-Sovereign and Corporate Bonds (Cost $1,881,559,090)		1,932,804,600

Semiannual Report | 23

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton Global Bond Fund	Principal Amount*	Value
Municipal Bonds 3.4%		
United States and U.S. Territories 3.4%		
Alabama State University Revenue, General Tuition and Fee, Assured Guaranty, 5.00%, 9/01/29	1,450,000	$ 1,488,353
Bay Area Toll Authority Toll Bridge Revenue, Build America Bonds, Series S1,		
6.793%, 4/01/30	45,950,000	47,158,485
7.043%, 4/01/50	102,355,000	105,391,873
Bexar County Revenue, Venue Project, Refunding, Series A, BHAC Insured, 5.25%, 8/15/47	6,900,000	7,092,372
California State GO,		
6.65%, 3/01/22	35,765,000	38,187,721
7.95%, 3/01/36	14,515,000	15,285,456
7.625%, 3/01/40	138,085,000	150,306,903
Build America Bonds, 7.30%, 10/01/39	22,975,000	24,074,583
Build America Bonds, 7.60%, 11/01/40	332,000,000	361,129,680
Build America Bonds, Various Purpose, 7.55%, 4/01/39	7,525,000	8,127,677
Refunding, 5.125%, 4/01/33	41,950,000	40,575,718
Refunding, 5.00%, 4/01/38	17,580,000	16,140,725
Various Purpose, 6.00%, 4/01/38	105,350,000	108,121,758
Various Purpose, Refunding, 5.25%, 3/01/30	51,700,000	51,883,535
Various Purpose, Refunding, 5.50%, 3/01/40	43,400,000	42,781,116
Clark County GO, Build America Bonds, 7.00%, 7/01/38	43,900,000	46,030,467
Detroit GO, Distribution State Aid, 4.50%, 11/01/23	11,775,000	11,573,530
Illinois Municipal Electricity Agency Power Supply Revenue, Series A, BHAC Insured, 5.00%, 2/01/35	10,260,000	10,035,511
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A, BHAC Insured, 5.25%, 9/01/42	21,980,000	22,112,100
Los Angeles Community College District GO, Election of 2008, Series D, 6.68%, 8/01/36	35,365,000	34,684,577
Los Angeles County Public Works Financing Authority Lease Revenue, Build America Bonds-Recovery Zone Economic Development, Refunding, 7.488%, 8/01/33	55,520,000	55,944,173
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/26	10,190,000	10,423,147
New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second General Resolution, Build America Bonds, Series CC, 5.882%, 6/15/44	111,040,000	111,549,674
North Carolina Eastern Municipal Power Agency Power System Revenue, Refunding, Series A, Assured Guaranty, 5.25%, 1/01/19	20,600,000	22,614,062
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/24	4,000,000	4,099,160
Poway USD, GO, Election of 2008, ID No. 2007-1, Series A, zero cpn.,		
8/01/27	6,485,000	2,295,301
8/01/30	6,485,000	1,828,316
8/01/32	8,105,000	1,932,232
8/01/33	4,290,000	935,992
Riverside County Transaction Commission Sales Tax Revenue, Build America Bonds, Taxable, Limited Tax, Series B, 6.807%, 6/01/39	45,720,000	47,333,459
San Mateo County Community College District GO, Election of 2001, Series C, NATL Insured, zero cpn.,		
9/01/30	15,680,000	4,754,647
3/01/31	4,270,000	1,262,981

24 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton Global Bond Fund	Principal Amount*	Value
Municipal Bonds (continued)		
United States and U.S. Territories (continued)		
Santa Clara Valley Transportation Authority Sales Tax Revenue, Build America Bonds, 5.876%, 4/01/32	111,000,000	$ 108,955,380
Tarrant County Cultural Education Facilities Finance Corp. Revenue, Christus Health, Refunding, Series A, Assured Guaranty, 6.25%, 7/01/28	13,450,000	14,490,761
Tulare Sewer Revenue, Build America Bonds, Series B, AGMC Insured, 8.75%, 11/15/44	28,685,000	30,100,605
University Regents Medical Center Pooled Revenue, Build America Bonds, 6.548%, 5/15/48	69,400,000	68,483,226
Wayne County GO, Recovery Zone Economic Development Bonds, Build America Bonds, 10.00%, 12/01/40	43,600,000	45,829,704
Total Municipal Bonds (Cost $1,622,048,366)		1,675,014,960
Total Investments before Short Term Investments (Cost $34,520,646,002)		37,892,820,153
Short Term Investments 22.5%		
Foreign Government and Agency Securities 15.4%		
Egypt 4.3%		
[h,i] Egypt Treasury Bills, 3/01/11 - 2/21/12	11,566,600,000 EGP	2,103,490,755
Israel 2.9%		
[i] Israel Treasury Bills,		
4/06/11	2,042,930,000 ILS	562,609,276
3/02/11 - 2/01/12	3,150,916,300 ILS	857,929,905
		1,420,539,181
Malaysia 3.5%		
[i] Bank of Negara Monetary Note, 3/01/11 - 2/09/12	5,089,652,000 MYR	1,648,521,775
[i] Malaysia Treasury Bills, 3/25/11 - 1/27/12	221,430,000 MYR	71,878,474
		1,720,400,249
Norway 0.8%		
[i] Norway Treasury Bills, 6/15/11 - 9/21/11	2,366,391,000 NOK	418,655,122
Philippines 0.3%		
[i] Philippine Treasury Bills, 7/13/11 - 2/22/12	7,132,300,000 PHP	161,025,365
Sri Lanka 0.0%[†]		
[i] Sri Lanka Treasury Bills, 7/08/11 - 2/10/12	2,258,920,000 LKR	19,460,974
United Kingdom 3.6%		
[i] United Kingdom Treasury Bills,		
7/25/11	496,400,000 GBP	805,153,343
8/01/11 - 8/08/11	166,324,000 GBP	269,668,723
United Kingdom Treasury Note,		
3.25%, 12/07/11	344,009,000 GBP	570,171,824
cvt., 9.00%, 7/12/11	97,170,000 GBP	162,909,291
		1,807,903,181

Semiannual Report | 25

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton Global Bond Fund	Shares	Value
Total Foreign Government and Agency Securities (Cost $7,613,403,921)		$ 7,651,474,827
Total Investments before Money Market Funds (Cost $42,134,049,923)		45,544,294,980
Money Market Funds (Cost $3,516,618,149) 7.1%		
United States 7.1%		
[k,l] Institutional Fiduciary Trust Money Market Portfolio	3,516,618,149	3,516,618,149
Total Investments (Cost $45,650,668,072) 98.7%		49,060,913,129
Other Assets, less Liabilities 1.3%		644,128,227
Net Assets 100.0%		$49,705,041,356

[†]Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

[a]The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

[b]The coupon rate shown represents the rate at period end.

[c]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At February 28, 2011, the aggregate value of these securities was $2,846,399,998 representing 5.73% of net assets.

[d]Principal amount is stated in 1,000 Brazilian Real Units.

[e]Redemption price at maturity is adjusted for inflation. See Note 1(f).

[f]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At February 28, 2011, the aggregate value of these securities was $455,855,930, representing 0.92% of net assets.

[g]Principal amount is stated in 100 Mexican Peso Units.

[h]A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).

[i]The security is traded on a discount basis with no stated coupon rate.

[j]A supranational organization is an entity formed by two or more central governments through international treaties.

[k]Non-income producing.

[l]See Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

Currency	Counter-party	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Chilean Peso	DBAB	Sell	19,297,480,000	40,371,297	3/01/11	$ —	$ (251,328)
Chilean Peso	MSCO	Sell	22,054,300,000	46,187,016	3/01/11	—	(238,919)
Chilean Peso	MLCO	Sell	5,543,300,000	11,654,648	3/01/11	—	(14,410)
Chilean Peso	DBAB	Buy	19,297,480,000	36,897,667	3/01/11	3,724,957	—
Chilean Peso	MLCO	Buy	5,543,300,000	10,572,764	3/01/11	1,096,293	—
Chilean Peso	MSCO	Buy	22,054,300,000	42,048,236	3/01/11	4,377,699	—
Japanese Yen	UBSW	Sell	12,728,600,000	143,085,501	3/01/11	—	(12,550,407)
Japanese Yen	JPHQ	Sell	9,819,200,000	109,898,375	3/01/11	—	(10,163,542)
Japanese Yen	HSBK	Sell	9,813,450,000	109,896,749	3/01/11	—	(10,094,861)

26 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton Global Bond Fund

Currency	Counter-party	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	HSBK	Buy	9,813,450,000	120,189,222	3/01/11	$ —	$ (197,613)
Japanese Yen	UBSW	Buy	12,728,600,000	155,796,818	3/01/11	—	(160,910)
Japanese Yen	JPHQ	Buy	9,819,200,000	120,215,475	3/01/11	—	(153,559)
Chilean Peso	DBAB	Sell	5,492,600,000	11,490,795	3/02/11	—	(70,496)
Chilean Peso	DBAB	Buy	5,492,600,000	10,512,153	3/02/11	1,049,138	—
Chilean Peso	DBAB	Sell	12,092,440,000	25,351,027	3/04/11	—	(38,857)
Chilean Peso	DBAB	Buy	12,092,440,000	23,121,300	3/04/11	2,327,325	—
Euro	UBSW	Sell	109,690,000	150,248,974	3/07/11	—	(1,152,624)
Euro	BOFA	Sell	82,877,000	113,397,284	3/07/11	—	(995,188)
Japanese Yen	MSCO	Sell	6,405,061,130	72,670,000	3/07/11	—	(5,649,406)
Euro	HSBK	Sell	29,251,000	40,026,776	3/08/11	—	(346,892)
Chilean Peso	DBAB	Buy	23,713,410,000	46,980,505	3/10/11	2,897,660	—
Chilean Peso	MSCO	Buy	12,816,000,000	24,753,259	3/15/11	2,191,489	—
Chilean Peso	DBAB	Buy	23,672,830,000	45,873,132	3/15/11	3,897,345	—
Euro	DBAB	Sell	73,150,000	100,520,901	3/16/11	—	(433,292)
Euro	DBAB	Sell	6,255,000	8,539,013	3/17/11	—	(93,384)
Japanese Yen	CITI	Sell	8,777,350,000	97,452,286	3/18/11	—	(9,882,521)
Japanese Yen	UBSW	Sell	7,115,830,000	79,125,441	3/18/11	—	(7,891,283)
Japanese Yen	MSCO	Sell	5,268,400,000	58,471,510	3/18/11	—	(5,953,709)
Chilean Peso	JPHQ	Buy	10,835,800,000	20,995,544	3/21/11	1,773,717	—
Euro	DBAB	Sell	16,955,000	23,289,812	3/21/11	—	(108,158)
Euro	DBAB	Sell	17,600,000	24,028,576	3/22/11	—	(259,164)
Japanese Yen	BOFA	Sell	8,566,803,330	95,202,571	3/22/11	—	(9,560,267)
Indian Rupee	JPHQ	Buy	2,726,995,194	58,418,920	3/29/11	1,464,918	—
Indian Rupee	DBAB	Buy	1,361,160,841	29,209,460	3/29/11	681,144	—
New Israeli Shekel ...	MSCO	Buy	147,390,855	39,252,938	3/29/11	1,392,182	—
Indian Rupee	JPHQ	Buy	1,694,148,686	36,511,825	3/30/11	683,382	—
Indian Rupee	BOFA	Buy	679,412,042	14,604,730	3/30/11	311,831	—
Norwegian Krone	UBSW	Buy	1,087,276,587	132,238,307 EUR	3/30/11	11,407,399	—
Norwegian Krone	MSCO	Buy	870,418,987	105,790,646 EUR	3/30/11	9,232,500	—
Chilean Peso	DBAB	Buy	11,405,180,000	21,691,099	3/31/11	2,253,534	—
New Israeli Shekel ...	MSCO	Buy	89,371,855	23,837,580	3/31/11	806,776	—
Norwegian Krone	DBAB	Buy	649,760,000	79,335,775 EUR	3/31/11	6,385,179	—
Chilean Peso	DBAB	Buy	12,117,060,000	23,080,114	4/04/11	2,351,673	—
Norwegian Krone	DBAB	Buy	431,600,000	52,762,836 EUR	4/06/11	4,134,369	—
Euro	HSBK	Sell	133,988,000	181,075,403	4/07/11	—	(3,788,760)
Euro	DBAB	Sell	111,656,000	150,884,102	4/07/11	—	(3,168,447)
Euro	UBSW	Sell	66,994,000	90,502,195	4/07/11	—	(1,929,887)
Indian Rupee	DBAB	Buy	1,454,986,000	32,058,742	4/11/11	—	(187,848)
Indian Rupee	DBAB	Buy	3,119,992,000	68,737,431	4/12/11	—	(408,334)
Euro	UBSW	Sell	214,266,000	288,637,729	4/13/11	—	(6,966,036)
Indian Rupee	JPHQ	Buy	2,095,665,000	46,302,806	4/13/11	—	(415,681)
Euro	HSBK	Sell	117,406,000	160,275,627	4/14/11	—	(1,697,128)
Indian Rupee	JPHQ	Buy	2,057,100,000	45,450,729	4/15/11	—	(425,285)
Indian Rupee	JPHQ	Buy	1,027,590,000	22,609,241	4/19/11	—	(134,748)
Indian Rupee	DBAB	Buy	725,918,000	15,989,383	4/19/11	—	(112,780)

Semiannual Report | 27

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton Global Bond Fund

Currency	Counter-party	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Malaysian Ringgit . . .	JPHQ	Buy	42,853,346	13,133,113	4/19/11	$ 865,150	$ —
Japanese Yen	UBSW	Sell	6,869,100,000	74,906,763	4/20/11	—	(9,112,404)
Japanese Yen	CITI	Sell	6,890,100,000	75,175,525	4/20/11	—	(9,100,503)
Malaysian Ringgit . . .	JPHQ	Buy	122,783,000	37,808,468	4/22/11	2,291,294	—
Chilean Peso	MSCO	Buy	46,230,400,000	88,014,317	4/25/11	8,867,931	—
Euro	UBSW	Sell	41,793,000	55,536,628	4/26/11	—	(2,112,797)
Indian Rupee	DBAB	Buy	1,461,225,000	32,263,745	4/26/11	—	(347,945)
Malaysian Ringgit . . .	JPHQ	Buy	19,310,000	5,959,877	4/26/11	344,925	—
Swedish Krona	UBSW	Buy	67,500,000	7,014,080 EUR	4/26/11	955,225	—
Chilean Peso	JPHQ	Buy	13,842,935,000	26,354,945	4/27/11	2,650,640	—
Indian Rupee	JPHQ	Buy	208,459,000	4,599,713	4/27/11	—	(47,461)
Chilean Peso	CITI	Buy	22,313,350,000	42,745,881	4/28/11	4,004,665	—
Indian Rupee	JPHQ	Buy	1,034,235,000	22,820,719	4/28/11	—	(239,785)
Indian Rupee	DBAB	Buy	432,942,691	9,555,124	4/28/11	—	(102,485)
Norwegian Krone	DBAB	Buy	1,037,200,000	130,043,381 EUR	4/28/11	5,298,744	—
Indian Rupee	JPHQ	Buy	1,035,247,000	22,853,135	4/29/11	—	(254,423)
Norwegian Krone	MSCO	Buy	462,800,000	57,963,028 EUR	4/29/11	2,447,320	—
Peruvian Nuevo Sol . .	DBAB	Buy	133,781,288	46,654,329	4/29/11	1,580,348	—
Peruvian Nuevo Sol . .	DBAB	Buy	72,705,788	25,341,857	5/06/11	866,722	—
Euro	DBAB	Sell	136,460,000	175,801,418	5/09/11	—	(12,396,567)
Chilean Peso	DBAB	Buy	11,060,000,000	20,828,625	5/10/11	2,322,850	—
Japanese Yen	CITI	Sell	24,962,881,000	280,249,737	5/10/11	—	(25,133,377)
Japanese Yen	UBSW	Sell	24,829,769,000	278,892,160	5/10/11	—	(24,862,530)
Japanese Yen	DBAB	Sell	16,608,958,000	185,928,109	5/10/11	—	(17,257,385)
Euro	DBAB	Sell	128,181,000	162,988,551	5/11/11	—	(13,786,066)
Chilean Peso	DBAB	Buy	5,306,760,000	9,822,786	5/19/11	1,277,984	—
Polish Zloty	MSCO	Buy	267,265,000	62,919,933 EUR	5/24/11	5,806,525	—
Chilean Peso	DBAB	Buy	44,641,073,000	81,782,675	5/27/11	11,541,009	—
Swedish Krona	UBSW	Buy	485,000,000	49,238,079 EUR	5/27/11	8,355,759	—
Chilean Peso	CITI	Buy	31,264,830,000	57,392,988	5/31/11	7,947,504	—
Indian Rupee	DBAB	Buy	1,979,778,000	41,661,995	6/01/11	1,312,585	—
Indian Rupee	HSBK	Buy	2,287,801,000	47,530,800	6/03/11	2,113,020	—
Indian Rupee	DBAB	Buy	1,458,276,000	30,167,067	6/07/11	1,455,015	—
Polish Zloty	DBAB	Buy	312,838,000	74,976,153 EUR	6/07/11	4,862,788	—
Polish Zloty	CITI	Buy	61,037,800	14,637,362 EUR	6/07/11	936,689	—
Indian Rupee	HSBK	Buy	394,916,000	8,291,329	6/08/11	270,793	—
Indian Rupee	DBAB	Buy	394,805,000	8,213,127	6/10/11	343,672	—
Indian Rupee	HSBK	Buy	982,620,000	20,444,842	6/13/11	841,075	—
Indian Rupee	DBAB	Buy	988,229,000	20,730,627	6/16/11	665,863	—
Indian Rupee	DBAB	Buy	900,181,000	18,907,393	6/20/11	569,479	—
Indian Rupee	JPHQ	Buy	1,429,725,000	29,985,843	6/22/11	938,051	—
Swedish Krona	CITI	Buy	1,107,932,801	116,131,862 EUR	6/23/11	13,856,834	—
Indian Rupee	DBAB	Buy	2,163,512,000	45,846,832	6/24/11	932,424	—
Indian Rupee	HSBK	Buy	1,452,928,000	30,581,520	6/27/11	817,544	—
Malaysian Ringgit . . .	JPHQ	Buy	159,282,000	48,634,240	6/29/11	3,150,647	—
Swedish Krona	UBSW	Buy	1,104,669,000	115,018,973 EUR	6/29/11	14,835,248	—

28 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton Global Bond Fund

Currency	Counter-party	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Indian Rupee	DBAB	Buy	1,436,398,000	29,616,454	7/11/11	$ 1,351,727	$ —
Indian Rupee	JPHQ	Buy	2,310,323,000	47,606,079	7/12/11	2,195,144	—
Indian Rupee	DBAB	Buy	725,738,000	15,010,093	7/12/11	633,884	—
Indian Rupee	CITI	Buy	213,626,000	4,425,647	7/18/11	174,588	—
Indian Rupee	JPHQ	Buy	213,626,000	4,418,325	7/20/11	180,354	—
Malaysian Ringgit ...	DBAB	Buy	5,149,000	1,583,382	7/20/11	88,280	—
Malaysian Ringgit ...	DBAB	Buy	6,261,000	1,924,981	7/25/11	107,021	—
Malaysian Ringgit ...	JPHQ	Buy	6,585,000	2,028,901	7/27/11	107,969	—
Malaysian Ringgit ...	HSBK	Buy	31,057,000	9,573,084	7/29/11	503,739	—
Japanese Yen	MSCO	Sell	1,969,700,000	23,046,592	8/05/11	—	(1,071,856)
Malaysian Ringgit ...	HSBK	Buy	62,400,000	19,408,417	8/08/11	824,496	—
Malaysian Ringgit ...	JPHQ	Buy	13,600,000	4,226,227	8/09/11	183,215	—
Euro	MSCO	Sell	133,012,000	170,293,933	8/15/11	—	(12,793,147)
New Zealand Dollar ..	HSBK	Sell	13,727,783	10,333,040	8/15/11	123,200	—
Philippine Peso	HSBK	Buy	4,033,000,000	86,209,753	8/15/11	5,980,831	—
Euro	DBAB	Sell	134,110,000	171,986,687	8/16/11	—	(12,607,896)
Indian Rupee	JPHQ	Buy	3,628,886,800	75,069,882	8/16/11	2,693,043	—
Indian Rupee	HSBK	Buy	3,869,965,050	80,156,691	8/17/11	2,758,299	—
Philippine Peso	HSBK	Buy	3,779,486,751	80,821,643	8/17/11	5,569,368	—
Chilean Peso	JPHQ	Buy	31,657,567,200	61,174,043	8/18/11	4,602,311	—
Euro	DBAB	Sell	84,300,000	107,961,324	8/18/11	—	(8,067,849)
Indian Rupee	JPHQ	Buy	485,063,100	10,005,427	8/18/11	385,424	—
Japanese Yen	UBSW	Sell	8,717,091,000	102,581,769	8/18/11	—	(4,171,946)
Japanese Yen	DBAB	Sell	5,310,000,000	62,488,967	8/18/11	—	(2,539,863)
Japanese Yen	JPHQ	Sell	4,331,618,000	50,709,646	8/18/11	—	(2,337,444)
Chilean Peso	JPHQ	Buy	10,728,200,000	20,700,820	8/19/11	1,588,003	—
Japanese Yen	HSBK	Sell	4,311,532,000	50,731,665	8/19/11	—	(2,070,024)
Euro	UBSW	Sell	70,690,000	91,028,927	8/22/11	—	(6,259,519)
Japanese Yen	BZWS	Sell	4,322,430,000	50,884,444	8/22/11	—	(2,052,457)
Japanese Yen	DBAB	Sell	4,327,940,000	51,012,966	8/22/11	—	(1,991,416)
Japanese Yen	MSCO	Sell	3,400,000,000	40,026,370	8/22/11	—	(1,613,509)
Euro	DBAB	Sell	188,527,791	241,950,912	8/23/11	—	(17,508,591)
Euro	UBSW	Sell	70,735,000	90,938,331	8/23/11	—	(6,410,011)
Japanese Yen	FBCO	Sell	8,572,756,000	100,855,953	8/23/11	—	(4,135,945)
Japanese Yen	CITI	Sell	8,636,095,000	101,837,140	8/23/11	—	(3,930,481)
Japanese Yen	DBAB	Sell	4,271,575,000	50,454,454	8/23/11	—	(1,860,200)
Indian Rupee	HSBK	Buy	1,650,347,000	34,169,382	8/24/11	1,148,085	—
Indian Rupee	DBAB	Buy	1,430,235,000	29,562,526	8/24/11	1,044,539	—
Japanese Yen	JPHQ	Sell	8,617,736,000	101,564,361	8/24/11	—	(3,979,577)
Japanese Yen	BZWS	Sell	8,589,052,000	101,482,253	8/24/11	—	(3,710,382)
Euro	BZWS	Sell	85,683,200	108,432,090	8/25/11	—	(9,483,632)
Euro	CITI	Sell	54,389,306	43,017,262	8/25/11	—	(4,810,298)
Japanese Yen	DBAB	Sell	8,644,374,000	101,847,677	8/25/11	—	(4,023,669)
Japanese Yen	BZWS	Sell	4,252,396,000	50,110,724	8/25/11	—	(1,970,189)
Philippine Peso	HSBK	Buy	2,511,000,000	53,872,560	8/25/11	3,511,597	—
Philippine Peso	JPHQ	Buy	2,519,000,000	53,882,353	8/25/11	3,684,629	—

Semiannual Report | 29

// Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton Global Bond Fund

Currency	Counter-party	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	HSBK	Sell	148,421,156	187,222,144	8/26/11	$ —	$ (17,028,184)
Euro	UBSW	Sell	100,326,698	126,955,410	8/26/11	—	(11,109,549)
Euro	UBSW	Sell	138,508,898	109,432,644	8/26/11	—	(12,087,244)
Euro	MSCO	Sell	38,352,012	48,546,361	8/26/11	—	(4,231,904)
Indian Rupee	JPHQ	Buy	1,256,501,000	25,843,295	8/26/11	1,036,814	—
Indian Rupee	HSBK	Buy	1,265,363,000	26,063,090	8/26/11	1,006,603	—
Japanese Yen	HSBK	Sell	29,773,635,000	356,172,504	8/26/11	—	(8,481,954)
Japanese Yen	JPHQ	Sell	10,357,462,000	122,326,301	8/26/11	—	(4,527,363)
Japanese Yen	UBSW	Sell	11,809,161,000	140,680,712	8/26/11	—	(3,952,727)
Malaysian Ringgit	JPHQ	Buy	127,853,719	40,123,559	8/26/11	1,282,612	—
Swedish Krona	UBSW	Buy	335,000,000	35,225,707 EUR	8/26/11	3,898,653	—
Euro	HSBK	Sell	46,760,647	59,106,393	8/29/11	—	(5,238,780)
Euro	JPHQ	Sell	44,143,954	55,731,742	8/29/11	—	(5,012,721)
Euro	JPHQ	Sell	24,912,000	31,481,294	8/29/11	—	(2,798,962)
Malaysian Ringgit	JPHQ	Buy	99,180,000	31,056,834	8/29/11	1,057,113	—
Malaysian Ringgit	HSBK	Buy	186,092,504	58,285,049	8/29/11	1,970,696	—
Swedish Krona	UBSW	Buy	1,007,972,000	105,989,632 EUR	8/29/11	11,711,262	—
Japanese Yen	BZWS	Sell	10,227,800,000	121,478,965	8/30/11	—	(3,793,576)
Japanese Yen	JPHQ	Sell	2,628,100,000	31,171,866	8/30/11	—	(1,017,732)
Swedish Krona	UBSW	Buy	1,007,011,000	105,888,582 EUR	8/30/11	11,693,677	—
Indian Rupee	DBAB	Buy	1,011,402,000	20,780,810	9/01/11	835,605	—
Japanese Yen	JPHQ	Sell	4,281,239,000	50,462,506	9/01/11	—	(1,976,680)
Indian Rupee	DBAB	Buy	2,529,955,000	51,822,102	9/26/11	2,042,065	—
Indian Rupee	DBAB	Buy	3,537,593,000	72,432,289	9/27/11	2,873,478	—
Swedish Krona	DBAB	Buy	558,474,000	60,224,518 EUR	9/28/11	4,319,399	—
Indian Rupee	DBAB	Buy	2,523,790,000	53,458,801	9/29/11	249,333	—
Indian Rupee	JPHQ	Buy	2,895,961,500	61,381,125	9/30/11	237,626	—
Japanese Yen	JPHQ	Sell	2,117,676,000	25,279,647	9/30/11	—	(670,017)
Philippine Peso	HSBK	Buy	1,977,300,000	43,760,097	9/30/11	1,321,868	—
Philippine Peso	HSBK	Buy	1,581,900,000	35,007,469	10/03/11	1,052,209	—
Philippine Peso	DBAB	Buy	2,397,810,000	53,289,404	10/04/11	1,365,412	—
Philippine Peso	HSBK	Buy	1,923,378,000	42,679,137	10/04/11	1,161,647	—
Euro	UBSW	Sell	210,255,000	287,645,660	10/05/11	—	(1,400,695)
Euro	DBAB	Sell	67,415,000	92,199,114	10/05/11	—	(479,111)
Indian Rupee	DBAB	Buy	3,863,064,150	82,544,106	10/05/11	—	(410,958)
Indian Rupee	JPHQ	Buy	2,575,440,000	55,113,204	10/05/11	—	(356,413)
Philippine Peso	HSBK	Buy	2,867,508,000	64,066,938	10/05/11	1,289,618	—
Philippine Peso	DBAB	Buy	2,866,814,000	64,015,676	10/05/11	1,325,063	—
Euro	UBSW	Sell	102,935,000	140,547,449	10/06/11	—	(957,960)
Philippine Peso	JPHQ	Buy	757,343,000	16,918,573	10/06/11	341,713	—
Philippine Peso	DBAB	Buy	2,353,377,000	52,901,520	10/07/11	729,708	—
Philippine Peso	JPHQ	Buy	939,542,000	21,209,102	10/11/11	196,423	—
Philippine Peso	DBAB	Buy	1,883,179,000	42,529,845	10/11/11	374,501	—
Philippine Peso	HSBK	Buy	1,886,740,000	42,543,011	10/11/11	442,465	—
Philippine Peso	CITI	Buy	941,987,000	21,298,431	10/11/11	162,798	—
Euro	UBSW	Sell	102,960,000	143,262,662	10/12/11	1,744,767	—

30 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton Global Bond Fund

Currency	Counter-party	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Malaysian Ringgit . . .	CITI	Buy	51,709,950	16,481,259	10/12/11	$ 217,206	$ —
Malaysian Ringgit . . .	DBAB	Buy	114,331,256	36,451,859	10/12/11	468,626	—
Philippine Peso	DBAB	Buy	560,732,000	12,724,822	10/12/11	49,442	—
Malaysian Ringgit . . .	DBAB	Buy	49,340,600	15,728,093	10/13/11	204,276	—
Philippine Peso	HSBK	Buy	934,950,000	21,059,804	10/13/11	238,244	—
Philippine Peso	JPHQ	Buy	2,620,334,000	59,129,730	10/13/11	561,162	—
Euro	HSBK	Sell	42,532,000	59,127,986	10/17/11	675,541	—
Philippine Peso	JPHQ	Buy	1,364,880,000	31,092,785	10/17/11	—	(9,323)
Euro	HSBK	Sell	40,924,000	57,404,095	10/18/11	1,162,999	—
Euro	HSBK	Sell	54,474,000	76,078,388	10/19/11	1,217,708	—
Philippine Peso	DBAB	Buy	528,520,000	12,000,908	10/19/11	33,870	—
Philippine Peso	HSBK	Buy	2,027,365,000	45,949,073	10/19/11	215,478	—
Philippine Peso	DBAB	Buy	2,112,730,000	47,601,163	10/21/11	500,761	—
Philippine Peso	JPHQ	Buy	1,060,856,000	23,908,230	10/21/11	244,981	—
Euro	JPHQ	Sell	7,387,013	10,112,821	10/24/11	—	(37,445)
Malaysian Ringgit . . .	JPHQ	Buy	32,000,000	10,112,821	10/24/11	213,239	—
Chilean Peso	CITI	Buy	8,534,203,142	17,136,954	10/25/11	497,984	—
Euro	BZWS	Sell	69,060,000	96,338,700	10/26/11	1,450,377	—
Indian Rupee	HSBK	Buy	910,702,000	19,639,896	10/26/11	—	(339,570)
Indian Rupee	DBAB	Buy	889,822,000	19,156,555	10/26/11	—	(298,734)
Norwegian Krone	BZWS	Buy	583,844,000	70,730,389 EUR	10/26/11	5,610,827	—
Philippine Peso	DBAB	Buy	2,114,557,000	47,937,181	10/26/11	190,207	—
Philippine Peso	JPHQ	Buy	1,057,945,000	23,988,595	10/26/11	90,269	—
Philippine Peso	HSBK	Buy	2,027,365,000	45,897,061	10/26/11	245,834	—
Euro	DBAB	Sell	175,760,000	244,823,134	10/27/11	3,335,411	—
Euro	UBSW	Sell	139,330,000	194,051,858	10/27/11	2,617,604	—
Indian Rupee	DBAB	Buy	1,879,142,000	40,429,045	10/27/11	—	(610,856)
Indian Rupee	HSBK	Buy	1,356,628,000	29,345,187	10/27/11	—	(598,839)
Norwegian Krone	BZWS	Buy	583,844,000	71,173,581 EUR	10/27/11	4,997,756	—
Philippine Peso	HSBK	Buy	1,368,670,000	31,169,893	10/27/11	—	(21,006)
Chilean Peso	BZWS	Buy	1,883,586,000	3,718,827	10/28/11	172,433	—
Chilean Peso	DBAB	Buy	3,765,313,000	7,437,655	10/28/11	341,024	—
Philippine Peso	DBAB	Buy	4,077,630,000	92,848,071	10/28/11	—	(53,514)
Philippine Peso	HSBK	Buy	912,240,000	20,779,954	10/28/11	—	(20,124)
Euro	DBAB	Sell	22,651,000	31,048,858	10/31/11	—	(69,570)
Philippine Peso	HSBK	Buy	1,781,700,000	40,520,810	10/31/11	17,158	—
Japanese Yen	UBSW	Sell	12,949,800,000	160,524,098	11/01/11	1,764,367	—
Japanese Yen	CITI	Sell	6,474,170,000	80,261,954	11/01/11	891,038	—
Japanese Yen	BZWS	Sell	6,464,800,000	80,262,210	11/01/11	1,006,167	—
Euro	DBAB	Sell	84,940,000	117,442,291	11/03/11	758,917	—
Philippine Peso	DBAB	Buy	893,970,000	20,779,852	11/04/11	—	(445,329)
Euro	DBAB	Sell	65,121,000	90,796,908	11/07/11	1,348,410	—
Norwegian Krone	UBSW	Buy	565,378,500	68,110,506 EUR	11/07/11	5,911,166	—
Japanese Yen	CITI	Sell	9,190,446,650	113,688,277	11/08/11	1,005,178	—
Japanese Yen	BZWS	Sell	9,028,069,000	111,692,057	11/10/11	996,586	—
Japanese Yen	BZWS	Sell	12,407,760,000	154,710,224	11/14/11	2,566,510	—

Semiannual Report | 31

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton Global Bond Fund

Currency	Counter-party	Type	Quantity	Contract Amount[a]	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	UBSW	Sell	9,153,053,700	114,117,891	11/14/11	$ 1,883,323	$ —
Malaysian Ringgit	JPHQ	Buy	338,000,000	108,025,185	11/14/11	904,391	—
Philippine Peso	DBAB	Buy	1,773,300,000	41,189,724	11/14/11	—	(880,682)
Japanese Yen	DBAB	Sell	10,792,263,000	131,840,147	11/16/11	—	(498,282)
Japanese Yen	JPHQ	Sell	5,389,206,000	65,858,560	11/16/11	—	(225,731)
Euro	UBSW	Sell	43,392,971	58,780,119	11/17/11	—	(807,985)
Japanese Yen	BZWS	Sell	13,358,646,000	162,409,225	11/17/11	—	(1,401,489)
Japanese Yen	UBSW	Sell	4,305,100,000	52,284,430	11/17/11	—	(506,961)
Japanese Yen	HSBK	Sell	2,816,138,000	34,068,933	11/17/11	—	(464,026)
Euro	DBAB	Sell	8,448,314	11,392,214	11/18/11	—	(208,883)
Japanese Yen	BZWS	Sell	15,005,634,000	180,965,195	11/21/11	—	(3,052,615)
Norwegian Krone	MSCO	Buy	216,072,650	26,037,398 EUR	11/25/11	2,221,380	—
Euro	DBAB	Sell	178,759,903	238,664,647	11/28/11	—	(6,741,179)
Japanese Yen	BOFA	Sell	11,637,164,000	140,545,459	11/28/11	—	(2,181,087)
Norwegian Krone	UBSW	Buy	803,814,000	97,316,281 EUR	11/28/11	7,623,209	—
Norwegian Krone	MSCO	Buy	333,070,000	40,059,415 EUR	11/28/11	3,522,232	—
Japanese Yen	BZWS	Sell	16,955,472,000	204,751,503	11/29/11	—	(3,206,817)
Japanese Yen	CITI	Sell	4,208,470,000	50,851,498	11/29/11	—	(765,251)
Euro	DBAB	Sell	52,600,000	69,484,600	11/30/11	—	(2,721,935)
Swedish Krona	BZWS	Buy	1,266,479,512	134,947,204 EUR	11/30/11	11,531,944	—
Euro	DBAB	Sell	49,698,563	65,008,702	12/01/11	—	(3,213,007)
Euro	UBSW	Sell	41,865,000	54,928,973	12/01/11	—	(2,539,527)
Japanese Yen	DBAB	Sell	10,434,667,000	124,682,363	12/01/11	—	(3,303,689)
Norwegian Krone	UBSW	Buy	261,350,000	31,678,788 EUR	12/01/11	2,421,469	—
Philippine Peso	HSBK	Buy	1,635,720,000	37,009,752	12/01/11	140,373	—
Euro	DBAB	Sell	89,200,000	116,071,500	12/02/11	—	(6,370,841)
Philippine Peso	HSBK	Buy	5,536,323,000	126,744,420	12/05/11	—	(1,014,147)
Chilean Peso	BOFA	Buy	6,499,780,000	13,037,368	12/06/11	345,020	—
Chilean Peso	DBAB	Buy	8,550,080,000	17,161,943	12/06/11	441,805	—
Euro	HSBK	Sell	21,570,052	28,263,239	12/06/11	—	(1,342,096)
Chilean Peso	BOFA	Buy	9,776,450,000	19,588,159	12/07/11	538,540	—
Euro	UBSW	Sell	173,474,656	231,030,077	12/07/11	—	(7,060,839)
Indian Rupee	JPHQ	Buy	3,689,300,000	77,718,559	12/07/11	—	(27,823)
Indian Rupee	DBAB	Buy	4,607,316,000	97,036,984	12/07/11	—	(14,304)
Euro	BZWS	Sell	85,597,000	113,107,876	12/12/11	—	(4,356,281)
Norwegian Krone	UBSW	Buy	286,160,000	35,503,722 EUR	12/14/11	1,503,416	—
Swedish Krona	UBSW	Buy	433,849,000	47,050,103 EUR	12/14/11	2,783,342	—
Euro	BZWS	Sell	41,835,000	55,682,385	12/15/11	—	(1,722,733)
Euro	DBAB	Sell	41,835,000	55,773,585	12/15/11	—	(1,631,533)
Norwegian Krone	UBSW	Buy	428,601,000	53,199,404 EUR	12/15/11	2,217,133	—
Swedish Krona	UBSW	Buy	433,883,000	46,787,405 EUR	12/15/11	3,146,347	—
Malaysian Ringgit	JPHQ	Buy	140,706,364	44,444,349	12/16/11	824,085	—
Euro	UBSW	Sell	68,795,891	91,652,638	12/19/11	—	(2,737,230)
Polish Zloty	DBAB	Buy	354,200,000	86,758,438 EUR	12/20/11	1,388,064	—
Japanese Yen	CITI	Sell	8,267,822,900	99,576,333	12/28/11	—	(1,887,978)
Japanese Yen	BZWS	Sell	8,237,350,750	99,258,344	12/28/11	—	(1,832,006)

32 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton Global Bond Fund

Currency	Counter-party	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	JPHQ	Sell	8,250,436,116	100,074,429	12/28/11	$ —	$ (1,176,508)
Euro	DBAB	Sell	130,978,200	174,600,490	1/05/12	—	(5,020,920)
Chilean Peso	MSCO	Buy	24,066,765,000	47,535,815	1/09/12	1,846,597	—
Chilean Peso	DBAB	Buy	12,284,600,000	24,228,069	1/09/12	978,608	—
Chilean Peso	DBAB	Buy	17,261,240,000	34,043,152	1/10/12	1,371,509	—
Euro	CITI	Sell	62,470,000	80,805,570	1/10/12	—	(4,852,970)
Japanese Yen	BZWS	Sell	6,663,490,000	80,574,244	1/10/12	—	(1,222,982)
Japanese Yen	UBSW	Sell	3,331,470,000	40,290,130	1/10/12	—	(605,107)
Japanese Yen	CITI	Sell	3,332,090,000	40,316,644	1/10/12	—	(586,204)
Euro	UBSW	Sell	143,798,000	186,135,726	1/11/12	—	(11,033,905)
Euro	DBAB	Sell	112,242,000	145,453,285	1/11/12	—	(8,448,116)
Euro	BZWS	Sell	21,734,000	28,123,796	1/11/12	—	(1,676,930)
Japanese Yen	DBAB	Sell	3,362,520,000	40,668,594	1/12/12	—	(609,473)
Japanese Yen	HSBK	Sell	3,366,120,000	40,794,037	1/12/12	—	(528,223)
Chilean Peso	MSCO	Buy	21,679,600,000	42,722,633	1/13/12	1,743,771	—
Euro	CITI	Sell	192,914,073	249,345,298	1/13/12	—	(15,155,584)
Euro	UBSW	Sell	52,878,633	68,382,648	1/13/12	—	(4,118,258)
Euro	BZWS	Sell	28,201,936	36,465,103	1/13/12	—	(2,202,044)
Euro	JPHQ	Sell	26,531,589	34,311,977	1/13/12	—	(2,064,989)
Japanese Yen	UBSW	Sell	10,082,050,000	122,111,937	1/13/12	—	(1,657,138)
Japanese Yen	BZWS	Sell	9,171,500,000	111,035,109	1/13/12	—	(1,555,889)
Japanese Yen	HSBK	Sell	9,240,970,000	111,961,545	1/13/12	—	(1,482,280)
Philippine Peso	JPHQ	Buy	5,005,465,000	113,695,968	1/13/12	—	(105,356)
Philippine Peso	HSBK	Buy	1,130,610,000	25,705,614	1/17/12	—	(50,261)
Euro	DBAB	Sell	60,028,000	79,585,423	1/18/12	—	(2,706,494)
Japanese Yen	HSBK	Sell	10,034,848,500	121,924,190	1/18/12	—	(1,277,947)
Philippine Peso	HSBK	Buy	1,463,195,000	32,847,570	1/18/12	354,041	—
Philippine Peso	DBAB	Buy	834,495,000	18,729,548	1/18/12	206,123	—
Euro	CITI	Sell	42,223,091	56,281,269	1/19/12	—	(1,600,440)
Euro	BZWS	Sell	22,914,073	30,537,585	1/19/12	—	(874,272)
Philippine Peso	DBAB	Buy	522,121,000	11,756,834	1/19/12	90,480	—
Philippine Peso	JPHQ	Buy	2,083,812,000	46,322,374	1/19/12	960,871	—
British Pound	BZWS	Buy	20,263,870	32,106,704	1/24/12	634,291	—
British Pound	CITI	Buy	13,493,684	21,323,664	1/24/12	478,521	—
British Pound	DBAB	Buy	20,206,640	31,985,495	1/24/12	663,032	—
Euro	DBAB	Sell	70,284,000	94,732,289	1/25/12	—	(1,600,895)
Euro	UBSW	Sell	40,540,286	54,635,738	1/25/12	—	(929,894)
British Pound	DBAB	Buy	10,675,881	16,986,928	1/26/12	261,510	—
Japanese Yen	BZWS	Sell	17,569,570,000	213,585,825	1/26/12	—	(2,158,386)
Japanese Yen	UBSW	Sell	15,371,620,000	186,991,302	1/26/12	—	(1,763,348)
Japanese Yen	DBAB	Sell	13,902,366,365	169,316,157	1/26/12	—	(1,396,904)
Philippine Peso	HSBK	Buy	2,027,365,000	45,022,541	1/26/12	973,792	—
British Pound	JPHQ	Buy	2,686,821	4,274,732	1/27/12	66,101	—
British Pound	BZWS	Buy	13,530,003	21,280,327	1/27/12	578,770	—
British Pound	MSCO	Buy	8,063,299	12,693,528	1/27/12	333,552	—
Chilean Peso	DBAB	Buy	20,283,160,000	40,097,183	1/27/12	1,446,834	—

Semiannual Report | 33

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton Global Bond Fund

Currency	Counter-party	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	CITI	Sell	81,493,700	110,190,077	1/27/12	$ —	$ (1,501,270)
Japanese Yen	HSBK	Sell	17,605,035,074	214,800,330	1/27/12	—	(1,383,765)
British Pound	JPHQ	Buy	5,337,277	8,400,127	1/30/12	222,089	—
Chilean Peso	JPHQ	Buy	23,075,040,000	45,684,102	1/30/12	1,564,089	—
Chilean Peso	DBAB	Buy	46,684,780,000	93,034,635	1/30/12	2,556,592	—
Euro	BZWS	Sell	94,940,000	129,118,400	1/30/12	—	(991,033)
Norwegian Krone	UBSW	Buy	793,120,000	99,189,595 EUR	1/30/12	2,833,270	—
Swedish Krona	UBSW	Buy	968,454,000	107,869,081 EUR	1/30/12	2,031,886	—
British Pound	MSCO	Buy	2,633,911	4,169,745	1/31/12	85,147	—
Chilean Peso	JPHQ	Buy	24,540,000,000	49,104,552	1/31/12	1,138,256	—
Chilean Peso	DBAB	Buy	52,826,320,000	105,221,233	1/31/12	2,934,540	—
Euro	DBAB	Sell	63,165,000	85,904,400	1/31/12	—	(656,962)
British Pound	MSCO	Buy	10,154,231	16,006,267	2/01/12	396,713	—
British Pound	BZWS	Buy	1,094,360	1,725,445	2/01/12	42,367	—
British Pound	CITI	Buy	8,819,499	13,950,419	2/01/12	296,456	—
Euro	UBSW	Sell	60,396,000	82,240,629	2/01/12	—	(523,811)
Chilean Peso	DBAB	Buy	28,279,300,000	55,876,902	2/02/12	2,010,128	—
Chilean Peso	MSCO	Buy	17,836,352,800	35,770,000	2/02/12	740,575	—
Chilean Peso	DBAB	Buy	13,711,100,000	27,064,943	2/03/12	998,539	—
Philippine Peso	DBAB	Buy	2,398,000,000	53,959,182	2/03/12	437,794	—
Philippine Peso	HSBK	Buy	1,553,047,900	34,921,908	2/03/12	307,912	—
Indian Rupee	JPHQ	Buy	792,240,000	16,429,697	2/06/12	104,050	—
Indian Rupee	HSBK	Buy	1,251,285,000	25,971,046	2/06/12	142,796	—
Philippine Peso	HSBK	Buy	1,305,300,000	29,498,305	2/06/12	109,846	—
Chilean Peso	DBAB	Buy	12,407,800,000	25,165,399	2/07/12	220,388	—
Indian Rupee	HSBK	Buy	541,250,000	11,245,585	2/07/12	48,437	—
Philippine Peso	JPHQ	Buy	930,700,000	20,961,712	2/07/12	148,979	—
Singapore Dollar	DBAB	Buy	139,923,000	109,568,220	2/07/12	620,250	—
Singapore Dollar	HSBK	Buy	139,904,000	109,567,070	2/07/12	606,438	—
Australian Dollar	UBSW	Buy	81,119,301	78,665,442	2/08/12	318,622	—
Australian Dollar	MSCO	Buy	81,141,704	78,898,136	2/08/12	107,742	—
Chilean Peso	JPHQ	Buy	13,008,500,000	26,293,077	2/08/12	319,059	—
Chilean Peso	BZWS	Buy	13,094,000,000	26,431,167	2/08/12	355,881	—
Chilean Peso	DBAB	Buy	19,530,500,000	39,655,838	2/08/12	298,679	—
Euro	CITI	Sell	80,318,000	108,502,389	2/08/12	—	(1,541,179)
Euro	UBSW	Sell	60,237,000	81,588,005	2/08/12	—	(942,617)
Euro	HSBK	Sell	12,565,000	16,980,341	2/08/12	—	(234,946)
Indian Rupee	HSBK	Buy	897,700,000	18,667,083	2/08/12	62,070	—
Norwegian Krone	UBSW	Buy	92,347,500	11,652,975 EUR	2/08/12	182,120	—
Singapore Dollar	DBAB	Buy	278,683,950	219,131,484	2/08/12	330,906	—
Australian Dollar	DBAB	Buy	51,501,000	4,088,046,378 JPY	2/09/12	—	(74,325)
Australian Dollar	CITI	Buy	51,501,000	4,086,604,350 JPY	2/09/12	—	(56,612)
Australian Dollar	BZWS	Buy	51,501,000	4,084,029,300 JPY	2/09/12	—	(24,983)
Chilean Peso	BZWS	Buy	26,969,200,000	54,433,747	2/09/12	732,983	—
Euro	BZWS	Sell	81,618,000	110,021,064	2/09/12	—	(1,800,549)
Euro	HSBK	Sell	61,213,000	82,319,242	2/09/12	—	(1,546,283)

34 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton Global Bond Fund

Currency	Counter-party	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	DBAB	Sell	20,394,000	27,467,455		2/09/12	$ —	$ (473,563)
Euro	JPHQ	Sell	2,700,000	3,652,560		2/09/12	—	(46,604)
Norwegian Krone	DBAB	Buy	184,416,000	23,192,605	EUR	2/09/12	469,511	—
Norwegian Krone	UBSW	Buy	129,072,400	16,227,969	EUR	2/09/12	334,761	—
Polish Zloty	DBAB	Buy	52,182,000	13,122,595	EUR	2/09/12	—	(318,042)
Singapore Dollar	BZWS	Buy	38,999,058	30,614,870		2/09/12	96,796	—
Chilean Peso	DBAB	Buy	11,009,800,000	22,368,549		2/10/12	150,252	—
Euro	BZWS	Sell	69,341,000	94,026,396		2/10/12	—	(972,363)
Japanese Yen	HSBK	Sell	6,367,072,000	77,780,015		2/10/12	—	(427,807)
Japanese Yen	MSCO	Sell	5,856,880,500	71,676,239		2/10/12	—	(264,815)
Polish Zloty	BZWS	Buy	52,182,000	13,114,680	EUR	2/10/12	—	(308,263)
Chilean Peso	DBAB	Buy	9,634,200,000	19,573,751		2/13/12	125,583	—
Chilean Peso	BZWS	Buy	16,174,200,000	32,821,023		2/13/12	250,843	—
Euro	UBSW	Sell	140,680,000	191,011,084		2/13/12	—	(1,707,801)
Singapore Dollar	HSBK	Buy	139,574,800	109,602,573		2/13/12	313,365	—
British Pound	BZWS	Buy	62,032,462	98,841,284		2/14/12	1,329,802	—
Chilean Peso	MSCO	Buy	19,976,960,000	41,092,173		2/14/12	—	(248,765)
Chilean Peso	DBAB	Buy	10,871,500,000	22,168,638		2/14/12	58,423	—
Polish Zloty	DBAB	Buy	52,182,000	12,995,467	EUR	2/14/12	—	(149,216)
Singapore Dollar	HSBK	Buy	100,494,300	78,913,755		2/14/12	226,271	—
Japanese Yen	JPHQ	Sell	2,230,570,000	27,175,560		2/15/12	—	(225,693)
Japanese Yen	DBAB	Sell	1,893,879,790	23,053,923		2/15/12	—	(211,287)
Chilean Peso	MSCO	Buy	36,165,070,000	75,109,181		2/16/12	—	(1,183,512)
Euro	JPHQ	Sell	72,848,000	97,441,485		2/16/12	—	(2,345,438)
Euro	UBSW	Sell	72,848,000	97,483,008		2/16/12	—	(2,303,915)
Japanese Yen	JPHQ	Sell	1,291,230,000	15,609,647		2/16/12	—	(252,684)
Euro	DBAB	Sell	74,206,000	99,571,095		2/17/12	—	(2,073,210)
Malaysian Ringgit	HSBK	Buy	51,597,000	16,667,851		2/17/12	—	(120,097)
Singapore Dollar	DBAB	Buy	168,234,000	131,590,104		2/17/12	896,460	—
Singapore Dollar	HSBK	Buy	168,229,000	131,590,310		2/17/12	892,316	—
Singapore Dollar	BZWS	Buy	112,084,000	87,726,686		2/17/12	540,989	—
Chilean Peso	DBAB	Buy	14,257,230,000	29,481,452		2/21/12	—	(352,513)
Chilean Peso	JPHQ	Buy	10,742,400,000	22,052,656		2/21/12	—	(104,865)
Euro	UBSW	Sell	74,206,000	99,347,735		2/21/12	—	(2,285,364)
Chilean Peso	JPHQ	Buy	18,232,450,000	37,846,290		2/22/12	—	(599,294)
Japanese Yen	HSBK	Sell	6,688,700,000	80,718,035		2/22/12	—	(1,460,444)
Philippine Peso	HSBK	Buy	1,681,781,584	38,546,449		2/22/12	—	(410,092)
Philippine Peso	DBAB	Buy	1,680,226,800	38,510,814		2/22/12	—	(409,713)
Chilean Peso	DBAB	Buy	13,753,090,000	28,413,127		2/23/12	—	(319,796)
Indian Rupee	HSBK	Buy	3,331,610,028	69,713,539		2/23/12	—	(357,375)
Japanese Yen	JPHQ	Sell	6,693,900,000	80,741,813		2/23/12	—	(1,502,227)
Singapore Dollar	DBAB	Buy	220,170,000	172,240,606		2/24/12	1,149,344	—
Chilean Peso	MSCO	Buy	22,938,650,000	47,279,126		2/27/12	—	(441,190)
Chilean Peso	CITI	Buy	20,803,900,000	42,872,540		2/27/12	—	(393,504)
Chilean Peso	DBAB	Buy	19,918,030,000	40,874,309		2/27/12	—	(204,114)
Euro	DBAB	Sell	154,487,000	210,499,352		2/27/12	—	(1,052,229)

Semiannual Report | 35

36 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Financial Statements

Statement of Assets and Liabilities

February 28, 2011 (unaudited)

	Templeton Global Bond Fund
Assets:	
Investments in securities:	
Cost - Unaffiliated issuers	$42,134,049,923
Cost - Sweep Money Fund (Note 7)	3,516,618,149
Total cost of investments	$45,650,668,072
Value - Unaffiliated issuers	$45,544,294,980
Value - Sweep Money Fund (Note 7)	3,516,618,149
Total value of investments	49,060,913,129
Cash	17,457,481
Foreign currency, at value (cost $638,003,150)	638,875,672
Receivables:	
Investment securities sold	171,095,103
Capital shares sold	333,339,884
Interest	684,356,088
Due from brokers	32,783,000
Unrealized appreciation on forward exchange contracts	405,164,991
Unrealized appreciation on swap contracts	15,250,702
Other assets	18,877
Total assets	51,359,254,927
Liabilities:	
Payables:	
Investment securities purchased	849,056,840
Capital shares redeemed	133,349,747
Affiliates	27,070,443
Allocator Funds (Note 11)	28,296
Due to brokers	17,454,000
Unrealized depreciation on forward exchange contracts	594,616,306
Unrealized depreciation on swap contracts	22,297,958
Deferred tax	1,426,296
Accrued expenses and other liabilities	8,913,685
Total liabilities	1,654,213,571
Net assets, at value	$49,705,041,356
Net assets consist of:	
Paid-in capital	$45,781,637,319
Distributions in excess of net investment income	(464,132,627)
Net unrealized appreciation (depreciation)	3,231,309,042
Accumulated net realized gain (loss)	1,156,227,622
Net assets, at value	$49,705,041,356

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 37

Templeton Income Trust

Financial Statements *(continued)*

Statement of Assets and Liabilities *(continued)*

February 28, 2011 (unaudited)

	Templeton Global Bond Fund
Class A:	
Net assets, at value	$22,087,897,630
Shares outstanding	1,625,238,070
Net asset value per share[a]	$13.59
Maximum offering price per share (net asset value per share ÷ 95.75%)	$14.19
Class C:	
Net assets, at value	$ 7,737,828,503
Shares outstanding	568,349,318
Net asset value and maximum offering price per share[a]	$13.61
Class R:	
Net assets, at value	$ 64,187,103
Shares outstanding	4,723,157
Net asset value and maximum offering price per share	$13.59
Advisor Class:	
Net assets, at value	$19,815,128,120
Shares outstanding	1,461,971,164
Net asset value and maximum offering price per share	$13.55

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

38 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Financial Statements (continued)

Statement of Operations for the six months ended February 28, 2011 (unaudited)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 39

40 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited)

Templeton Global Bond Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of three separate funds. The Templeton Global Bond Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Investments in open-end mutual funds are valued at the closing net asset value.

Certain derivatives trade in the over-the-counter market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

Semiannual Report | 41

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

42 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a Delayed Delivery Basis

The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counter-party to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund entered into financial futures contracts primarily to manage interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell a security for a specific price on a future date. Required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the underlying security. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

Semiannual Report | 43

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments (continued)

The Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Pursuant to the terms of the interest rate swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

At February 28, 2011, the Fund holds $17,454,000 in cash as collateral for derivatives.

See Note 10 regarding other derivative information.

e. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund’s application of those tax rules is subject to its understanding. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of February 28, 2011, and for all open tax years the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation. The Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax effects will significantly change in the next twelve months.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply

44 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Income and Deferred Taxes (continued)

the Fund records an estimated deferred tax liability for unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as inflation principal adjustments on the Statement of Operations.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Semiannual Report | 45

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
h.	Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At February 28, 2011, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

46 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary

Franklin Advisers, Inc. (Advisers)

Franklin Templeton Services, LLC (FT Services) Franklin Templeton Distributors, Inc. (Distributors)

Franklin Templeton Investor Services, LLC (Investor Services)

Affiliation Investment manager Administrative manager Principal underwriter Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

b. Administrative Fees

The Funds pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

Semiannual Report | 47

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees (continued)

In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

d. Sales Charges/Underwriting Agreements

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

e. Transfer Agent Fees

For the period ended February 28, 2011, the Fund paid transfer agent fees of $18,881,990, of which $10,383,697 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended February 28, 2011, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At August 31, 2010, the Fund had tax basis capital losses of $42,202,763 expiring in 2017.

For tax purposes, realized capital losses ocurring subsequent to October 31, may be deferred and treated as ocurring on the first day of the following fiscal year. At August 31, 2010, the Fund deferred realized capital losses of $32,949,727.

48 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

5. INCOME TAXES (continued)

At February 28, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, swaps, tax straddles, and inflation related adjustments on foreign securities.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, bond discounts and premiums, and tax straddles.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2011, aggregated $9,833,687,338 and $2,774,706,110, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT RISK

At February 28, 2011, the Fund had 11.98% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

Semiannual Report | 49

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

9. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

10. OTHER DERIVATIVE INFORMATION

At February 28, 2011, the Fund has invested in derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

For the period ended February 28, 2011, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

aRepresents the average notional amount for other derivative contracts outstanding during the period. For derivative contracts denominated in foreign currencies, notional amounts are converted into U.S. dollars.

See Note 1(d) regarding derivative financial instruments.

50 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

11. SPECIAL SERVICING AGREEMENT

The Fund, which is an eligible underlying investment of one or more of the Franklin Templeton Fund Allocator Series Funds (Allocator Funds), participates in a Special Servicing Agreement (SSA with the Allocator Funds and certain service providers of the Fund and the Allocator Funds. Under the SSA, the Fund may pay a portion of the Allocator Funds’ expenses (other than any asset allocation, administrative, and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Fund by the Allocator Funds. The Allocator Funds are either managed by Franklin Advisers, Inc. or administered by FT Services. For the period ended February 28, 2011, the Fund was held by one or more of the Allocator Funds and the amount of expenses borne by the Fund is noted in the Statement of Operations. At February 28, 2011, 0.83% of the Fund’s outstanding shares was held by one or more of the Allocator Funds.

12. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended February 28, 2011, the Fund did not use the Global Credit Facility.

Semiannual Report | 51

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

13. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of February 28, 2011, in valuing the Fund’s assets and liabilities carried at fair value:

14. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

52 | Semiannual Report

Semiannual Report | 53

Templeton Income Trust

Shareholder Information

Templeton Global Bond Fund Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

54 | Semiannual Report

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FEBRUARY 28, 2011

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

A series of Templeton Income Trust

Sign up for electronic delivery on **franklintempleton.com**

FIXED INCOME

Templeton Global Total Return Fund

FRANKLIN TEMPLETON INVESTMENTS

Franklin · **Templeton** · Mutual Series

Semiannual Report

Templeton Global Total Return Fund

Your Fund’s Goal and Main Investments: Templeton Global Total Return Fund seeks total investment return consisting of a combination of interest income, capital appreciation and currency gains. Under normal market conditions, the Fund invests primarily in fixed and floating rate debt securi ties and debt obligations (including convertible bonds) of governments, or government-related or corporate issuers worldwide (collectively, “bonds”). Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures.

We are pleased to bring you Templeton Global Total Return Fund’s semiannual report for the period ended February 28, 2011.

Performance Overview

For the six months under review, Templeton Global Total Return Fund –Class A delivered a +7.63% cumulative total return. The Fund outperformed the global fixed income bond market as measured by its benchmark, the Barclays Capital (BC) Multiverse Index, which posted a +2.03% cumulative total return for the same period.1 You can find other performance data in the Performance Summary beginning on page 10.

Economic and Market Overview

The period under review was relatively favorable overall for risk assets as equity markets performed well and bond yields generally rose, supported by the strengthening global economic recovery. Emerging markets continued to recover with many returning to pre-crisis activity levels. Previous market fears of a hard landing in emerging markets, China in particular, proved unfounded during the reporting period. Although some developed economies, such as those of Australia and Scandinavia, also enjoyed relatively strong recoveries, the G-3 (U.S., eurozone and Japan) continued to

1. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 19.

Semiannual Report | 3

experience growth that was slow by historical standards. Although the pace of improvement was not as fast as many would have liked, the economic recovery became more entrenched during the period, particularly in the U.S. and some parts of Europe. Private sector investment expanded, driven by strong corporate profitability. In addition, while labor markets remained weak, private sector hiring strengthened during the period.

Against this backdrop of firming global growth, markets absorbed several shocks during the review period. Two distinct geopolitical risks arose that temporarily raised market volatility. Tensions flared on the Korean Peninsula in November 2010 as North Korea attacked the South Korean island of Yeongyeong, killing two soldiers. The attack was followed by a period of elevated rhetoric, but eventually cooler heads prevailed as the countries’ leaders seemed to realize it was ultimately not in either side’s interests to provoke an armed conflict. Geopolitical tensions rose again toward period-end, this time in the Middle East. Protesters in Tunisia succeeded in ousting their long-time ruler and, in the process, helped inspire a wave of regional unrest in several countries with autocratic rulers. Subsequently, President Mubarak of Egypt was compelled to step down after 30 years of rule, following weeks of protests. Thankfully, those protests were relatively peaceful, and the army eventually stepped in and took control from the government. In contrast, as the period ended, Libya was in the midst of a much more violent conflict between protestors and the government of Muammar Qadhafi. Although at period-end it was still too early to know the ultimate outcomes of these uprisings, the short-term effect was increased market volatility. Oil prices in particular rose as Libya’s exports were impacted and fears about the potential effects of spreading unrest elsewhere in the Middle East worried the market.

Another adverse shock to financial markets had less to do with politics, though it ultimately brought down a government and forced a new election. Concerns about the solvency of highly indebted eurozone governments resurfaced early in the review period with market attention focused on Ireland. The Irish government’s guarantee of bank liabilities significantly increased what had been a manageable debt burden. In addition, fears grew that losses in the banking sector may have been significantly more than originally estimated. Concerns arose about the government’s ability to finance this growing debt burden and were exacerbated by rising interest rates. However, unlike in May 2010 when financial market concerns focused on Greece, broader financial markets remained fairly calm. Importantly, liquidity mechanisms were already in place to help ensure credit markets continued to function and did not transmit the crisis more broadly. Further, support was made available from the European System of Financial Supervisors (ESFS) that could keep the Irish government from having to return to the market over the short term.

4 | Semiannual Report

The divergent conditions between economies led to increasing differences in economic policies around the world. In countries where recoveries were strong, policy was tightened during the period as output gaps closed and inflationary pressures showed early signs of picking up. In contrast, in much of the developed world, significant slack remained as economic growth was below trend. This prompted G-3 policymakers to maintain historically loose monetary policy. A consequence of these divergent conditions was a further increase of capital flows to emerging markets. This foreign investment lowered the cost of capital in the recipient countries, which strengthened their recoveries but also prompted fears of potential asset price bubbles and currency overvaluation.

Investment Strategy

We invest selectively in bonds around the world based upon our assessment of changing market, political and economic conditions. While seeking opportunities, we consider various factors including evaluation of interest and currency exchange rates and credit risks. We seek to manage the Fund’s exposure to various currencies and may utilize forward currency exchange contracts.

Manager’s Discussion

The Fund’s total return was influenced by various factors, including interest rate developments, currency movements and exposure to sovereign debt markets. Each of these areas contributed to the Fund’s performance during the reporting period.

Interest Rate Strategy

The Fund maintained defensive duration positioning throughout the period. Historically low interest rates that prevailed in much of the developed world at the beginning of the period gradually rose as economic activity improved and concern increased over the sustainability of relatively loose monetary and fiscal policies. While policy rates were unchanged, yields for 10-year government bonds rose 96 basis points (bps; 100 bps equal one percentage point) in the U.S., 29 bps in Japan and 105 bps in Germany. Because bond prices generally fall as yields rise, the benchmark BC Multiverse Index posted relatively poor performance; however, the Fund owned none of these bonds during the reporting period, which contributed significantly to relative Fund performance. The Fund maintained little duration exposure in emerging markets, except in a select few countries where rates were already quite high. Although Indonesia’s

Semiannual Report | 5

and Brazil’s central banks raised their policy rates during the period and long-term bond yields rose modestly, relatively high returns compensated for this, and the Fund’s duration exposure in these countries contributed marginally to relative performance. In contrast, duration exposure in Mexico detracted from relative results as yields rose in line with those in the U.S. even though the country’s central bank left rates unchanged.

Currency Strategy

The Fund’s diversified currency exposure benefited relative performance. As part of the Fund’s investment strategy, the Fund utilized forward currency exchange contracts to hedge or gain exposure to various currencies during the reporting period. The U.S. dollar was broadly weaker during the period as risk appetite improved and most economies grew at faster paces than in the U.S. and attracted substantial foreign investment. The trade-weighted U.S. dollar fell 7.25% during the period.2 Dollar weakness was particularly pronounced early in the period as the market priced in Federal Reserve Board (Fed) Chairman Bernanke’s announcement of a second quantitative easing program. This dollar weakness and firming global growth supported commodity prices, which in turn favored the currencies of several Latin American economies. The Fund benefited from its exposures to the Mexican peso, Brazilian real and Chilean peso in particular. Although Mexico’s economy did not grow as quickly as those of Chile or Brazil, it benefited from strong manufacturing exports due in part to rebounding U.S. economic activity. The Mexican peso appreciated 8.78% against the U.S. dollar during the six months under review, outperforming the Chilean peso, up 5.52% versus the dollar, and the Brazilian real, up 5.77%.2 The Mexican peso’s outperformance occurred even though the recoveries in Chile and Brazil led to interest rate hikes aimed at limiting increasing inflationary pressure.

The Fund’s exposure to Asian currencies significantly benefited performance despite the Fund’s large negative exposure to the Japanese yen, through the use of forward currency exchange contracts, which detracted from relative results. The Japanese yen strengthened 2.49% against the U.S. dollar during the period as demand for Japanese exports was strong.2 Although Japan’s location and specialization in machinery and equipment made it well situated to benefit from robust demand from Asia for capital goods, domestic demand remained anemic and deflation persisted. Elsewhere in developed Asia, the Fund benefited significantly from its overweighted exposure to the Australian dollar, which appreciated 14.41% against the U.S. dollar.2 Although Chinese demand for Australia’s exports benefited the currency, Australia’s domestic economy was also a contributing factor to the currency’s strength. Mining industry investment boomed during the period,

*Holding is a negative percentage because of the Fund’s holdings of forward currency exchange contracts.

6 | Semiannual Report

2. Source: IDC/Exshare.

which ultimately benefited other industries. The Reserve Bank of Australia continued to tighten policy during the period after it had previously become one of the first developed economies in the world to raise interest rates. Central banks in India, Indonesia and South Korea also tightened policy during the period as economic slack continued to be absorbed. The Fund’s exposure to these currencies benefited performance as did its exposures to the Malaysian ringgit and Philippine peso, which appreciated 2.87% and 4.06% against the U.S. dollar.2

The euro strengthened against the dollar during the period as fears eased of defaults in the non-euro eurozone. In addition, building inflationary pressures and the strength of large, regional economies, Germany’s in particular, led to expectations the European Central Bank would begin normalizing policy before the U.S. Fed. The euro strengthened 8.67% against the U.S. dollar during the period, and the Fund’s large underweighted position was the biggest detractor from relative performance.2 However, this negative effect was partially offset by the Fund’s exposure to some other European currencies that appreciated against both the U.S. dollar and the euro. For example, the Norwegian krone appreciated 12.38% against the dollar as the economy benefited from relatively strong growth and rising oil prices.2 Sweden’s currency also performed well as the krona appreciated 16.44% against the dollar amid strengthening economic activity.2 Sweden’s gross domestic product grew a very strong 7.3% year-over-year in fourth quarter 2010 and indicators such as industrial production continued strengthening early in 2011.3

Global Credit Strategy

In addition to purchasing global government bonds, as discussed earlier, the Fund also invested in the credit sector. As an asset class, such investments may compensate for greater credit risk by offering higher yields relative to U.S. Treasury and European bonds. Relative to the benchmark BC Multiverse Index, the Fund’s overall credit positioning during the period aided performance. Specifically, the Fund benefited from its overweighted emerging market sovereign credit and subinvestment-grade corporate credit positions. The Fund’s underweighted exposure to securitized credit, such as asset-backed securities, provided mixed results. Improved risk appetite benefited high yielding credits during the period. However, the positive effect of the resulting spread compression was offset somewhat by rising yields of the underlying “risk-free assets,” such as U.S. Treasuries.

3. Source: Statistics Sweden.

Semiannual Report | 7

Thank you for your continued participation in Templeton Global Total Return Fund. We look forward to serving your future investment needs.

Portfolio Management Team Templeton Global Total Return Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of February 28, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

8 | Semiannual Report

Sonal Desai assumed portfolio manager responsibilities for the Fund in January 2011. She is also director of research for the Franklin Templeton Fixed Income Group’s international bond department. She is responsible for shaping the research agenda of the international bond department and providing macroeconomic analysis to the fixed income team. This includes facilitating broader research efforts leveraging the fixed income group’s local resources across several emerging markets. Dr. Desai acts as a key resource for the firm’s Fixed Income Policy Committee, which provides policy views on sectors, markets and currencies.

Dr. Desai has over 16 years of experience in the financial sector. She joined Franklin Templeton in 2009 from Thames River Capital in London, where she was responsible for shaping the top-down global view on macroeconomic and market developments. Dr. Desai started her career as an assistant professor of economics at the University of Pittsburgh, and then worked for over six years at the International Monetary Fund, in Washington, DC. She was involved in the negotiation and monitoring of IMF programs in several emerging market countries, and in the assessment of the overall design and effectiveness of IMF adjustment programs. Following this she joined the private financial sector and worked for about five years as director and senior economist for Dresdner Kleinwort Wasserstein in London.

Semiannual Report | 9

Performance Summary as of 2/28/11

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

10 | Semiannual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.84% (other than certain nonroutine expenses) until 12/31/11.

Semiannual Report | 11

Performance Summary (continued)

Endnotes

Changes in interest rates will affect the value of the Fund’s portfolio and its share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. The risks associated with higher yielding, lower rated securities include higher risk of default and loss of principal. Investing in derivative securities, such as financial futures, option contracts, currency forwards and swaps, and the use of foreign currency techniques involve special risks as such techniques may not achieve the anticipated benefits and/or may result in losses to the Fund. Also, the Fund is non-diversified, and investing in a nondiversified fund involves the risk of greater price fluctuation than a more diversified portfolio. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Class R:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods shown. Six-month return has not been annualized.

4. This figure represents the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

6. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

12 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and

  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 13

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.99%; C: 1.39%; R: 1.24%; and Advisor: 0.74%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

14 | Semiannual Report

Templeton Income Trust

Financial Highlights

Templeton Global Total Return Fund

Class A	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	2009[a]
Per share operating performance			
(for a share outstanding throughout the period)			
Net asset value, beginning of period	$12.55	$11.33	$10.00
Income from investment operations[b]:			
Net investment income[c]	0.29	0.54	0.67
Net realized and unrealized gains (losses)	0.66	1.19	1.47
Total from investment operations	0.95	1.73	2.14
Less distributions from:			
Net investment income and net foreign currency gains	(0.27)	(0.51)	(0.81)
Net realized gains	—	—[d]	—
Total distributions	(0.27)	(0.51)	(0.81)
Net asset value, end of period	$13.23	$12.55	$11.33
Total return[e]	7.63%	15.55%	22.70%
Ratios to average net assets[f]			
Expenses before waiver and payments by affiliates	0.99%	1.10%	1.81%
Expenses net of waiver and payments by affiliates	0.99%	1.09%	1.04%
Net investment income	4.47%	4.34%	7.02%
Supplemental data			
Net assets, end of period (000's)	$632,416	$345,645	$50,771
Portfolio turnover rate	4.81%	6.60%	22.32%

[a]For the period September 30, 2008 (commencement of operations) to August 31, 2009.

[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]Based on average daily shares outstanding.

[d]Amount rounds to less than $0.01 per share.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Templeton Income Trust

Financial Highlights *(continued)*

Templeton Global Total Return Fund

Class C	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	2009[a]
Per share operating performance			
(for a share outstanding throughout the period)			
Net asset value, beginning of period	$12.53	$11.33	$10.00
Income from investment operations[b]:			
Net investment income[c]	0.26	0.48	0.66
Net realized and unrealized gains (losses)	0.68	1.19	1.46
Total from investment operations	0.94	1.67	2.12
Less distributions from:			
Net investment income and net foreign currency gains	(0.25)	(0.47)	(0.79)
Net realized gains	—	—[d]	—
Total distributions	(0.25)	(0.47)	(0.79)
Net asset value, end of period	$13.22	$12.53	$11.33
Total return[e]	7.51%	14.97%	22.36%
Ratios to average net assets[f]			
Expenses before waiver and payments by affiliates	1.39%	1.50%	2.28%
Expenses net of waiver and payments by affiliates	1.39%	1.49%	1.49%
Net investment income	4.07%	3.94%	6.55%
Supplemental data			
Net assets, end of period (000's)	$272,063	$152,562	$12,916
Portfolio turnover rate	4.81%	6.60%	22.32%

[a]For the period September 30, 2008 (commencement of operations) to August 31, 2009.

[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]Based on average daily shares outstanding.

[d]Amount rounds to less than $0.01 per share.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Financial Highlights *(continued)*

Templeton Global Total Return Fund

Class R	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	2009[a]
Per share operating performance			
(for a share outstanding throughout the period)			
Net asset value, beginning of period	$12.55	$11.34	$10.00
Income from investment operations[b]:			
Net investment income[c]	0.27	0.47	0.66
Net realized and unrealized gains (losses)	0.68	1.23	1.48
Total from investment operations	0.95	1.70	2.14
Less distributions from:			
Net investment income and net foreign currency gains	(0.26)	(0.49)	(0.80)
Net realized gains	—	—[d]	—
Total distributions	(0.26)	(0.49)	(0.80)
Net asset value, end of period	$13.24	$12.55	$11.34
Total return[e]	7.57%	15.22%	22.61%
Ratios to average net assets[f]			
Expenses before waiver and payments by affiliates	1.24%	1.35%	2.08%
Expenses net of waiver and payments by affiliates	1.24%	1.34%	1.31%
Net investment income	4.22%	4.09%	6.75%
Supplemental data			
Net assets, end of period (000's)	$4,094	$1,975	$149
Portfolio turnover rate	4.81%	6.60%	22.32%

[a]For the period September 30, 2008 (commencement of operations) to August 31, 2009.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Amount rounds to less than $0.01 per share.
[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]Ratios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

Templeton Income Trust

Financial Highlights *(continued)*

Templeton Global Total Return Fund

Advisor Class	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	2009[a]
Per share operating performance			
(for a share outstanding throughout the period)			
Net asset value, beginning of period	$12.56	$11.35	$10.00
Income from investment operations[b]:			
Net investment income[c]	0.31	0.56	0.74
Net realized and unrealized gains (losses)	0.67	1.20	1.44
Total from investment operations	0.98	1.76	2.18
Less distributions from:			
Net investment income and net foreign currency gains	(0.29)	(0.55)	(0.83)
Net realized gains	—	—[d]	—
Total distributions	(0.29)	(0.55)	(0.83)
Net asset value, end of period	$13.25	$12.56	$11.35
Total return[e]	7.84%	15.77%	23.06%
Ratios to average net assets[f]			
Expenses before waiver and payments by affiliates	0.74%	0.85%	1.61%
Expenses net of waiver and payments by affiliates	0.74%	0.84%	0.84%
Net investment income	4.72%	4.59%	7.22%
Supplemental data			
Net assets, end of period (000's)	$1,014,435	$460,540	$21,105
Portfolio turnover rate	4.81%	6.60%	22.32%

[a]For the period September 30, 2008 (commencement of operations) to August 31, 2009.

[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]Based on average daily shares outstanding.

[d]Amount rounds to less than $0.01 per share.

[e]Total return is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited)

Templeton Global Total Return Fund	Shares	Value
Common Stocks 0.0%[†]		
United States 0.0%[†]		
[a,b] Comfort Co. Inc.	767	$ —
[a,c] Dex One Corp.	1,109	5,845
[a] MGM Holdings Inc., A	30,124	724,482
Total Common Stocks (Cost $863,030)		730,327
Preferred Stocks (Cost $2,130) 0.0%[†]		
United States 0.0%[†]		
[d] GMAC Inc., pfd., 144A, 7.00%	6	5,719
	Principal Amount*	
Foreign Government and Agency Securities 55.9%		
Argentina 1.6%		
Government of Argentina,		
[a,e] GDP Linked Securities, 0.00%, 12/15/35	187,930,000	27,982,777
[f,g] senior bond, FRN, 0.467%, 8/03/12	12,337,000	2,957,796
		30,940,573
Australia 5.9%		
Government of Australia, TB123, 5.75%, 4/15/12	14,630,000 AUD	15,054,863
New South Wales Treasury Corp.,		
6.00%, 5/01/12	22,430,000 AUD	23,099,814
19RG, 6.00%, 4/01/19	542,000 AUD	560,178
Queensland Treasury Corp., 6.00%,		
6/14/11	28,360,000 AUD	28,975,763
8/14/13	4,400,000 AUD	4,567,241
Western Australia Treasury Corp., 5.50%, 7/17/12	40,830,000 AUD	41,824,556
		114,082,415
Bermuda 0.3%		
[d] Government of Bermuda, senior note, 144A, 5.603%, 7/20/20	5,440,000	5,725,600
Bosnia & Herzegovina 0.0%[†]		
[f] Government of Bosnia and Herzegovina, senior bond, B, FRN, 2.063%, 12/11/21	320,833 DEM	167,000
Brazil 1.6%		
Nota Do Tesouro Nacional,		
10.00%, 1/01/12	14,140[h] BRL	8,337,391
10.00%, 1/01/17	8,225[h] BRL	4,467,169
[i] Index Linked, 6.00%, 5/15/11	180[h] BRL	218,262
[i] Index Linked, 6.00%, 5/15/13	695[h] BRL	830,490
[i] Index Linked, 6.00%, 5/15/15	8,480[h] BRL	10,046,264
[i] Index Linked, 6.00%, 5/15/17	5,250[h] BRL	6,288,221
[i] Index Linked, 6.00%, 5/15/45	400[h] BRL	500,244
		30,688,041
Croatia 0.2%		
[d] Government of Croatia, 144A, 6.75%, 11/05/19	4,070,000	4,242,975

Semiannual Report | 19

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton Global Total Return Fund	Principal Amount*	Value
Foreign Government and Agency Securities (continued)		
Egypt 0.5%		
[d] Arab Republic of Egypt,		
144A, 5.75%, 4/29/20	6,565,000	$ 6,089,037
senior note, 144A, 8.75%, 7/18/12	25,200,000 EGP	3,969,717
		10,058,754
Fiji 0.0%[†]		
Republic of Fiji, 6.875%, 9/13/11	400,000	400,192
Ghana 2.4%		
Government of Ghana,		
19.00%, 1/14/13	4,160,000 GHS	3,047,042
14.99%, 3/11/13	680,000 GHS	469,954
13.30%, 9/30/13	23,090,000 GHS	15,431,271
13.45%, 2/17/14	40,170,000 GHS	26,850,143
		45,798,410
Hungary 6.8%		
Government of Hungary,		
5.50%, 2/12/16	3,935,740,000 HUF	18,868,909
7.50%, 11/12/20	3,222,400,000 HUF	16,726,818
13/E, 7.50%, 10/24/13	1,069,400,000 HUF	5,584,060
14/C, 5.50%, 2/12/14	4,722,600,000 HUF	23,280,592
[i] 14/D, 6.75%, 8/22/14	3,240,000,000 HUF	16,537,304
[i] 17/B, 6.75%, 2/24/17	2,609,000,000 HUF	13,087,838
19/A, 6.50%, 6/24/19	461,400,000 HUF	2,247,027
23/A, 6.00%, 11/24/23	3,015,800,000 HUF	13,843,008
senior note, 3.50%, 7/18/16	10,000 EUR	12,438
senior note, 4.375%, 7/04/17	105,000 EUR	133,339
senior note, 5.75%, 6/11/18	195,000 EUR	263,970
senior note, 6.25%, 1/29/20	19,755,000	20,271,099
senior note, 3.875%, 2/24/20	20,000 EUR	23,511
		130,879,913
Indonesia 2.3%		
Government of Indonesia,		
FR31, 11.00%, 11/15/20	10,309,000,000 IDR	1,347,933
FR34, 12.80%, 6/15/21	34,188,000,000 IDR	4,935,469
FR35, 12.90%, 6/15/22	3,540,000,000 IDR	506,190
FR36, 11.50%, 9/15/19	31,600,000,000 IDR	4,193,310
FR39, 11.75%, 8/15/23	6,350,000,000 IDR	848,425
FR40, 11.00%, 9/15/25	110,250,000,000 IDR	13,869,075
FR42, 10.25%, 7/15/27	2,150,000,000 IDR	251,468
FR43, 10.25%, 7/15/22	2,810,000,000 IDR	344,406
FR44, 10.00%, 9/15/24	7,250,000,000 IDR	856,724
FR46, 9.50%, 7/15/23	7,100,000,000 IDR	815,772
FR47, 10.00%, 2/15/28	26,890,000,000 IDR	3,077,300
FR52, 10.50%, 8/15/30	24,050,000,000 IDR	2,865,962

20 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton Global Total Return Fund	Principal Amount*	Value
Foreign Government and Agency Securities (continued)		
Indonesia 2.3% (continued)		
Government of Indonesia, (continued)		
[d] senior bond, 144A, 8.50%, 10/12/35	200,000	$ 259,350
[d] senior bond, 144A, 7.75%, 1/17/38	100,000	119,908
senior bond, FR17, 13.15%, 1/15/12	5,530,000,000 IDR	661,074
senior bond, FR18, 13.175%, 7/15/12	9,880,000,000 IDR	1,212,401
senior bond, ORI4, 9.50%, 3/12/12	15,110,000,000 IDR	1,752,171
Indonesia Retail Bond,		
9.35%, 8/15/12	49,520,000,000 IDR	5,757,968
senior bond, OR13, 9.40%, 9/12/11	6,630,000,000 IDR	763,308
senior bond, OR17, 7.95%, 8/15/13	2,898,000,000 IDR	329,912
		44,768,126
Iraq 0.0%†		
[d] Government of Iraq, 144A, 5.80%, 1/15/28	250,000	220,800
Israel 0.4%		
Government of Israel, 2680, 7.00%, 4/29/11	24,055,000 ILS	6,685,088
Lithuania 0.7%		
[d] Government of Lithuania, 144A,		
6.75%, 1/15/15	2,320,000	2,505,600
7.375%, 2/11/20	10,320,000	11,329,657
		13,835,257
Malaysia 3.5%		
Government of Malaysia, senior bond,		
3.756%, 4/28/11	44,400,000 MYR	14,591,146
3.833%, 9/28/11	45,150,000 MYR	14,912,643
2.711%, 2/14/12	77,191,000 MYR	25,282,589
3.718%, 6/15/12	2,000,000 MYR	662,084
2.509%, 8/27/12	38,355,000 MYR	12,483,625
		67,932,087
Mexico 3.9%		
Government of Mexico,		
M, 9.00%, 6/20/13	4,516,600[k] MXN	40,089,358
M 10, 7.25%, 12/15/16	550,000[k] MXN	4,613,542
M 10, 7.75%, 12/14/17	1,335,000[k] MXN	11,421,135
M 20, 10.00%, 12/05/24	730,000[k] MXN	7,181,197
M 30, 10.00%, 11/20/36	50,000[k] MXN	485,933
MI10, 9.00%, 12/20/12	380,000[k] MXN	3,341,237
MI10, 8.00%, 12/19/13	899,200[k] MXN	7,845,154
		74,977,556
Norway 0.8%		
Government of Norway, 6.00%, 5/16/11	82,700,000 NOK	14,885,926

Semiannual Report | 21

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton Global Total Return Fund	Principal Amount*	Value
Foreign Government and Agency Securities (continued)		
Peru 0.1%		
Government of Peru, 7.35%, 7/21/25	550,000	$ 666,820
Philippines 1.2%		
Government of the Philippines, senior bond,		
5.75%, 2/21/12	290,340,000 PHP	6,791,523
8.75%, 3/03/13	399,970,000 PHP	9,761,368
5.25%, 1/07/13	179,420,000 PHP	4,160,617
[i]R3-7, 5.25%, 9/24/12	125,500,000 PHP	2,920,522
		23,634,030
Poland 5.1%		
Government of Poland,		
4.25%, 5/24/11	660,000 PLN	230,255
4.75%, 4/25/12	111,670,000 PLN	38,992,102
5.25%, 4/25/13	4,360,000 PLN	1,524,787
5.00%, 10/24/13	1,620,000 PLN	562,496
5.75%, 4/25/14	5,625,000 PLN	1,983,468
senior note, 6.375%, 7/15/19	300,000	334,073
[l]Strip, 1/25/12	21,870,000 PLN	7,328,645
[l]Strip, 7/25/12	34,740,000 PLN	11,335,162
[l]Strip, 10/25/12	60,825,000 PLN	19,584,341
[l]Strip, 1/25/13	51,000,000 PLN	16,191,457
		98,066,786
Russia 0.7%		
Government of Russia,		
[d]144A, 7.50%, 3/31/30	3,098,490	3,590,220
[m]senior bond, Reg S, 7.50%, 3/31/30	7,504,575	8,695,551
		12,285,771
South Africa 0.2%		
Government of South Africa,		
4.50%, 4/05/16	100,000 EUR	141,319
6.875%, 5/27/19	120,000	138,600
5.50%, 3/09/20	2,820,000	2,969,196
senior note, 6.50%, 6/02/14	30,000	33,441
senior note, 5.875%, 5/30/22	200,000	212,398
		3,494,954
South Korea 11.8%		
Korea Treasury Bond,		
4.75%, 12/10/11	6,553,990,000 KRW	5,887,106
4.75%, 3/10/12	14,444,000,000 KRW	13,006,286
4.25%, 12/10/12	80,849,000,000 KRW	72,574,493
5.25%, 3/10/13	13,500,000,000 KRW	12,327,079
5.75%, 9/10/13	590,000,000 KRW	546,354
senior bond, 5.50%, 6/10/11	4,810,300,000 KRW	4,302,703
senior bond, 4.00%, 6/10/12	57,130,840,000 KRW	51,035,682

22 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton Global Total Return Fund	Principal Amount*	Value
Foreign Government and Agency Securities (continued)		
South Korea (continued)		
Korea Treasury Bond, (continued)		
senior bond, 3.75%, 6/10/13	75,719,000,000 KRW	$ 67,351,960
senior note, 7.125%, 4/16/19	140,000	166,138
		227,197,801
Sri Lanka 1.3%		
Government of Sri Lanka,		
A, 12.00%, 7/15/11	12,070,000 LKR	110,900
A, 6.90%, 8/01/12	14,800,000 LKR	132,624
A, 8.50%, 1/15/13	143,100,000 LKR	1,310,576
A, 13.50%, 2/01/13	64,600,000 LKR	642,883
A, 7.50%, 8/01/13	49,100,000 LKR	440,190
A, 7.00%, 3/01/14	1,010,180,000 LKR	8,821,452
A, 11.25%, 7/15/14	154,200,000 LKR	1,511,754
A, 6.50%, 7/15/15	51,830,000 LKR	430,287
A, 11.00%, 8/01/15	148,900,000 LKR	1,451,146
B, 7.00%, 8/01/11	809,000,000 LKR	7,289,511
B, 8.50%, 7/15/13	77,100,000 LKR	706,457
B, 6.60%, 6/01/14	20,300,000 LKR	174,482
B, 11.00%, 9/01/15	185,500,000 LKR	1,806,747
		24,829,009
[n]**Supranational 0.2%**		
African Development Bank,		
21.50%, 8/24/11	2,100,000 GHS	1,467,778
senior note, 340, 25.50%, 6/24/11	340,000 GHS	236,141
Corporacion Andina De Fomento, 8.125%, 6/04/19	280,000	339,178
European Investment Bank, senior note, 5.375%, 7/16/12	8,200,000 NOK	1,516,414
		3,559,511
Sweden 2.1%		
Government of Sweden,		
5.25%, 3/15/11	144,270,000 SEK	22,817,430
5.50%, 10/08/12	102,130,000 SEK	16,956,178
		39,773,608
Ukraine 1.9%		
[d]Government of Ukraine,		
144A, 7.75%, 9/23/20	26,030,000	26,152,341
senior note, 144A, 7.95%, 2/23/21	10,720,000	10,776,816
		36,929,157
Venezuela 0.2%		
Government of Venezuela,		
10.75%, 9/19/13	1,440,000	1,428,840
[f,m]Reg S, FRN, 1.303%, 4/20/11	2,807,000	2,788,053
		4,216,893

Semiannual Report | 23

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton Global Total Return Fund	Principal Amount*	Value
Foreign Government and Agency Securities (continued)		
Vietnam 0.2%		
Government of Vietnam,		
[d] 144A, 6.75%, 1/29/20	2,790,000	$ 2,791,744
[m] Reg S, 6.875%, 1/15/16	100,000	105,500
		2,897,244
Total Foreign Government and Agency Securities (Cost $1,006,941,031)		1,073,840,297
Quasi-Sovereign and Corporate Bonds 16.7%		
Australia 0.2%		
[d] FMG Resources August 2006 Pty. Ltd., senior note, 144A,		
7.00%, 11/01/15	400,000	415,000
6.875%, 2/01/18	1,200,000	1,236,000
Westpac Banking Corp., senior note, 4.20%, 2/27/15	400,000	421,461
[d] Woodside Finance Ltd., 144A, 4.50%, 11/10/14	700,000	740,395
		2,812,856
Brazil 0.0%[†]		
[d] Centrais Eletricas Brasileiras SA, senior note, 144A, 6.875%, 7/30/19	280,000	310,800
Canada 0.2%		
[d] CHC Helicopter SA, senior secured note, 144A, 9.25%, 10/15/20	1,700,000	1,793,500
[d] Novelis Inc., senior note, 144A, 8.75%, 12/15/20	600,000	664,500
[d] OPTI Canada Inc., senior secured note, 144A,		
9.00%, 12/15/12	500,000	501,250
9.75%, 8/15/13	1,000,000	990,000
		3,949,250
Cayman Islands 0.1%		
[d] UPCB Finance Ltd., secured senior note, 144A, 6.375%, 7/01/20	1,100,000 EUR	1,503,798
China 0.5%		
[d] Sinochem Overseas Capital Co. Ltd., senior note, 144A, 4.50%, 11/12/20	9,865,000	9,497,923
France 0.1%		
Compagnie Generale de Geophysique-Veritas, senior note,		
9.50%, 5/15/16	50,000	56,375
7.75%, 5/15/17	2,350,000	2,496,875
		2,553,250
Germany 0.1%		
[d] Conti-Gummi Finance BV, senior secured note, 144A,		
8.50%, 7/15/15	200,000 EUR	305,759
7.50%, 9/15/17	400,000 EUR	583,564
KfW Bankengruppe, 4.66%, 1/05/12	8,500,000 NOK	1,536,566
[d] UPC Germany GmbH, senior secured note, 144A, 9.625%, 12/01/19	100,000 EUR	155,503
		2,581,392

24 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton Global Total Return Fund	Principal Amount*	Value
Quasi-Sovereign and Corporate Bonds (continued)		
Ireland 0.0%[†]		
[d] Ardagh Packaging Finance PLC,		
senior note, 144A, 9.125%, 10/15/20	200,000	$ 220,250
senior secured note, 144A, 7.375%, 10/15/17	200,000	213,750
		434,000
Italy 0.0%[†]		
Wind Acquisition Finance SA,		
[a,o] Escrow Account, 144A, 11.75%, 7/15/17	100,000	—
[d] senior note, 144A, 11.75%, 7/15/17	100,000	115,187
[d,p] Wind Acquisition Holdings Finance SA, senior secured note, 144A, PIK, 12.25%, 7/15/17	113,708 EUR	200,898
		316,085
Jamaica 0.1%		
[d] Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15	2,400,000	2,508,000
Kazakhstan 1.3%		
[d] Halyk Savings Bank of Kazakhstan JSC, senior note, 144A, 7.25%, 1/28/21	23,770,000	23,784,856
HSBK (Europe) BV, senior note,		
[d] 144A, 7.25%, 5/03/17	200,000	206,389
[m] Reg S, 7.25%, 5/03/17	100,000	103,194
[d] KazMunaiGaz Finance Sub BV, senior note, 144A, 11.75%, 1/23/15	1,300,000	1,630,038
		25,724,477
Luxembourg 0.2%		
Intelsat Bermuda Ltd., senior note, 11.25%, 6/15/16	400,000	430,000
[d] Intelsat Jackson Holding Ltd., senior note, 144A,		
8.50%, 11/01/19	2,200,000	2,425,500
7.25%, 10/15/20	500,000	516,250
Intelsat Subsidiary Holding Co. Ltd., senior note,		
8.50%, 1/15/13	300,000	303,375
[d] 144A, 8.875%, 1/15/15	100,000	103,000
		3,778,125
Mexico 0.1%		
[d] Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	900,000	934,200
Netherlands 0.2%		
[d] Intergen NV, senior secured note, 144A, 9.00%, 6/30/17	1,100,000	1,192,813
[d] NXP BV/NXP Funding LLC, senior secured note, 144A, 9.75%, 8/01/18	800,000	914,500
[d] UPC Holding BV, senior note, 144A, 9.875%, 4/15/18	150,000	167,250
Ziggo Bond Co.,		
[d] senior bond, 144A, 8.00%, 5/15/18	600,000 EUR	888,482
[m] senior note, Reg S, 8.00%, 5/15/18	100,000 EUR	148,080
		3,311,125
Qatar 0.2%		
[d] CBQ Finance Ltd., senior note, 144A, 5.00%, 11/18/14	3,420,000	3,500,024

Semiannual Report | 25

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton Global Total Return Fund	Principal Amount*	Value
Quasi-Sovereign and Corporate Bonds (continued)		
Russia 1.8%		
[d] Alfa Bond Issuance, 144A, 7.875%, 9/25/17	10,740,000	$ 11,194,538
Gaz Capital SA, senior note,		
[d] 144A, 5.092%, 11/29/15	8,760,000	8,989,775
[d] 144A, 6.51%, 3/07/22	2,860,000	2,981,550
[m] Reg S, 6.51%, 3/07/22	170,000	176,545
[c,d] LUKOIL Holdings, senior note, 144A, 6.125%, 11/09/20	6,180,000	6,249,873
[c] LUKOIL International Finance BV,		
[d] 144A, 6.656%, 6/07/22	430,000	443,975
[m] Reg S, 6.656%, 6/07/22	2,400,000	2,474,280
TNK-BP Finance SA,		
[d] senior bond, 144A, 7.25%, 2/02/20	590,000	643,770
[m] senior note, Reg S, 7.875%, 3/13/18	420,000	476,849
[d] VTB Capital SA, senior note, 144A, 6.25%, 6/30/35	610,000	641,293
		34,272,448
South Africa 1.0%		
[d,f] Edcon Holdings Proprietary Ltd., senior secured bond, 144A, FRN, 6.526%, 6/15/15	2,370,000 EUR	2,891,815
[d] Edcon Pty. Ltd., senior secured note, 144A,		
[i] 9.50%, 3/01/18	13,350,000	13,314,689
[f] FRN, 4.276%, 6/15/14	2,000,000 EUR	2,467,616
		18,674,120
Spain 0.2%		
[d] Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	1,600,000	1,601,000
Abengoa SA, senior note, 8.50%, 3/31/16	500,000 EUR	692,961
Campofrio Food Group SA, senior note,		
[d] 144A, 8.25%, 10/31/16	300,000 EUR	431,714
[m] Reg S, 8.25%, 10/31/16	400,000 EUR	575,618
Codere Finance SA,		
[d] senior note, 144A, 8.25%, 6/15/15	400,000 EUR	571,313
[m] senior secured note, Reg S, 8.25%, 6/15/15	200,000 EUR	285,657
[d] Giant Funding Corp., senior note, 144A, 8.25%, 2/01/18	500,000	518,125
		4,676,388
Trinidad and Tobago 0.0%[†]		
Petro Co. of Trinidad and Tobago Ltd., senior note,		
[d] 144A, 9.75%, 8/14/19	450,000	551,250
[m] Reg S, 9.75%, 8/14/19	150,000	183,750
		735,000
Ukraine 1.7%		
[d] City of Kyiv, Credit Suisse First Boston International, loan partn., secured note, 144A, 8.25%, 11/26/12	16,500,000	16,582,500
[d] Financing of Infrastructure Projects State Enterprise, 144A, 8.375%, 11/03/17	14,890,000	15,436,346
		32,018,846

26 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton Global Total Return Fund	Principal Amount*	Value
Quasi-Sovereign and Corporate Bonds (continued)		
United Arab Emirates 0.5%		
DP World Ltd.,		
[d] 144A, 6.85%, 7/02/37	130,000	$ 114,561
[m] Reg S, 6.85%, 7/02/37	1,500,000	1,321,858
[d] Dubai Electricity & Water Authority, senior note, 144A, 7.375%, 10/21/20	9,300,000	8,708,716
		10,145,135
United Kingdom 0.5%		
[d] Ceva Group PLC, senior secured note, 144A,		
11.625%, 10/01/16	400,000	446,000
8.375%, 12/01/17	400,000	415,500
11.50%, 4/01/18	100,000	110,250
[d] Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	1,800,000	1,858,500
HSBC Holdings PLC, sub. note, 6.50%, 9/15/37	300,000	312,016
[d] Ineos Finance PLC, senior secured note, 144A, 9.25%, 5/15/15	100,000 EUR	152,622
[d] Ineos Group Holdings PLC, senior secured note, 144A, 8.50%, 2/15/16	2,000,000	2,030,000
Infinis PLC,		
[d] senior note, 144A, 9.125%, 12/15/14	100,000 GBP	174,089
[m] senior secured note, Reg S, 9.125%, 12/15/14	200,000 GBP	348,178
[m] Kerling PLC, senior secured note, Reg S, 10.625%, 2/01/17	500,000 EUR	785,965
Royal Bank of Scotland Group PLC, senior note, 6.40%, 10/21/19	500,000	513,455
[d] The Royal Bank of Scotland PLC, senior note, 144A, 4.875%, 8/25/14	500,000	518,988
Thomas Cook Group PLC, senior note, 7.75%, 6/22/17	800,000 GBP	1,321,369
Virgin Media Secured Finance, senior secured note, 6.50%, 1/15/18	700,000	770,000
		9,756,932
United States 6.7%		
Advanced Micro Devices Inc., senior note,		
8.125%, 12/15/17	100,000	107,000
7.75%, 8/01/20	700,000	735,000
Ally Financial Inc., senior note, 8.30%, 2/12/15	700,000	791,875
American Express Credit Corp., senior note, 5.125%, 8/25/14	200,000	216,338
Anadarko Petroleum Corp., senior note, 8.70%, 3/15/19	800,000	988,762
Antero Resources Finance, senior note, 9.375%, 12/01/17	700,000	759,500
Bank of America Corp.,		
[q] pfd., sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual,	1,000,000	1,056,940
senior note, 5.65%, 5/01/18	300,000	317,481
Berry Petroleum Co., senior note,		
10.25%, 6/01/14	700,000	815,500
6.75%, 11/01/20	100,000	103,250
[d] Blue Merger Sub Inc., senior note, 144A, 7.625%, 2/15/19	400,000	406,000
Boston Scientific Corp., senior note, 6.00%, 1/15/20	1,700,000	1,788,723
[d] Calpine Corp., senior secured note, 144A,		
7.875%, 7/31/20	400,000	425,000
7.50%, 2/15/21	600,000	616,500
7.875%, 1/15/23	600,000	617,250
Capital One Bank USA NA, sub. note, 8.80%, 7/15/19	300,000	379,254
[d] Case New Holland Inc., senior note, 144A, 7.875%, 12/01/17	400,000	449,000
CCH II LLC/CCH II Capital Corp., senior note, 13.50%, 11/30/16	536,669	652,724
CCO Holdings LLC, senior note, 8.125%, 4/30/20	3,200,000	3,468,000

Semiannual Report | 27

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton Global Total Return Fund	Principal Amount*	Value
Quasi-Sovereign and Corporate Bonds (continued)		
United States (continued)		
CCO Holdings LLC/CCO Holdings Capital Corp., senior note, 7.25%, 10/30/17	400,000	$ 422,000
[d] CEDC Finance Corp. International Inc., senior secured note, 144A, 9.125%, 12/01/16	300,000	326,250
[d] Chaparral Energy Inc., senior note, 144A,		
9.875%, 10/01/20	600,000	670,500
8.25%, 9/01/21	400,000	408,000
Chesapeake Energy Corp., senior note, 6.625%, 8/15/20	2,100,000	2,215,500
CIT Group Inc., senior secured sub. bond, 7.00%, 5/01/17	3,000,000	3,030,000
Citigroup Inc.,		
senior note, 6.375%, 8/12/14	300,000	334,992
senior note, 6.125%, 11/21/17	100,000	110,471
senior note, 8.125%, 7/15/39	100,000	127,229
sub. note, 5.00%, 9/15/14	200,000	210,477
[d] Citycenter Holdings/Finance, senior secured note, 144A, 7.625%, 1/15/16	400,000	419,000
CKE Restaurants Inc., senior secured note, 11.375%, 7/15/18	800,000	902,000
[d] Clear Channel Communications Inc., senior note, 144A, 9.00%, 3/01/21	1,300,000	1,327,625
Clear Channel Worldwide Holdings Inc., senior note, B, 9.25%, 12/15/17	500,000	558,750
[d] ClubCorp Club Operations Inc., senior note, 144A, 10.00%, 12/01/18	800,000	813,000
[d] CommScope Inc., senior note, 144A, 8.25%, 1/15/19	600,000	625,500
[d] Consol Energy Inc., senior note, 144A,		
8.00%, 4/01/17	100,000	109,000
8.25%, 4/01/20	1,300,000	1,439,750
Coventry Health Care Inc., senior note, 5.95%, 3/15/17	200,000	207,890
Cricket Communications Inc., senior note, 7.75%, 10/15/20	2,100,000	2,016,000
Crosstex Energy LP/Crosstex Energy Finance Corp., senior note, 8.875%, 2/15/18	1,500,000	1,661,250
DaVita Inc., senior note,		
6.375%, 11/01/18	400,000	406,500
6.625%, 11/01/20	200,000	203,750
[d] Dean Foods Co., senior note, 144A, 9.75%, 12/15/18	1,300,000	1,355,250
[r] Diversey Holdings Inc., senior note, PIK, 10.50%, 5/15/20	200,000	233,000
Dynegy Holdings Inc., senior note, 8.375%, 5/01/16	900,000	726,750
EchoStar DBS Corp., senior note,		
7.75%, 5/31/15	200,000	219,500
7.125%, 2/01/16	2,150,000	2,305,875
El Paso Corp., senior note, 7.00%, 6/15/17	1,400,000	1,570,785
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	700,000	762,125
[d] Energy XXI Gulf Coast Inc., senior note, 144A, 9.25%, 12/15/17	1,600,000	1,724,000
[d] Enogex LLC, senior note, 144A, 6.25%, 3/15/20	750,000	806,568
[f] Enterprise Products Operating LLC, junior sub. note, FRN, 7.034%, 1/15/68	700,000	730,741
Ford Motor Credit Co. LLC, senior note,		
7.50%, 8/01/12	300,000	320,149
7.00%, 4/15/15	1,100,000	1,200,036
8.125%, 1/15/20	1,000,000	1,142,518
Forest City Enterprises Inc., senior note, 7.625%, 6/01/15	300,000	292,500
Freescale Semiconductor Inc., senior note,		
8.875%, 12/15/14	1,100,000	1,156,375
10.125%, 12/15/16	800,000	868,000
[d] 144A, 10.75%, 8/01/20	600,000	696,000

28 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton Global Total Return Fund	Principal Amount*	Value
Quasi-Sovereign and Corporate Bonds (continued)		
United States (continued)		
Frontier Communications Corp., senior note,		
8.25%, 4/15/17	100,000	$ 111,000
8.50%, 4/15/20	1,100,000	1,226,500
8.75%, 4/15/22	500,000	557,500
GMAC Inc.,		
senior note, 6.875%, 9/15/11	400,000	410,000
senior note, 6.875%, 8/28/12	200,000	213,000
sub. note, 8.00%, 12/31/18	1,100,000	1,226,500
The Goldman Sachs Group Inc., senior bond, 5.375%, 3/15/20	1,000,000	1,028,517
The Goodyear Tire & Rubber Co., senior note, 8.25%, 8/15/20	1,500,000	1,620,000
Harrah's Operating Co. Inc., senior secured note, 11.25%, 6/01/17	2,800,000	3,192,000
HCA Inc., senior secured note,		
9.125%, 11/15/14	1,200,000	1,264,500
9.25%, 11/15/16	300,000	325,500
7.875%, 2/15/20	100,000	110,375
[p] PIK, 9.625%, 11/15/16	2,200,000	2,392,500
Holly Corp., senior note, 9.875%, 6/15/17	200,000	223,500
Huntsman International LLC,		
senior note, 5.50%, 6/30/16	200,000	198,500
[d] senior sub. note, 144A, 8.625%, 3/15/21	300,000	334,500
[d] Interactive Data Corp., senior note, 144A, 10.25%, 8/01/18	300,000	337,500
International Lease Finance Corp.,		
senior note, 8.25%, 12/15/20	1,400,000	1,559,250
[d] senior secured note, 144A, 6.75%, 9/01/16	1,100,000	1,196,250
Jarden Corp.,		
senior note, 6.125%, 11/15/22	950,000	929,812
senior sub. note, 7.50%, 5/01/17	600,000	641,250
JBS USA LLC, senior note, 11.625%, 5/01/14	1,100,000	1,292,500
JPMorgan Chase & Co.,		
6.00%, 1/15/18	150,000	167,077
[q] junior sub. note, 1, 7.90% to 4/30/18, FRN thereafter, Perpetual,	400,000	436,906
KB Home, senior note, 6.25%, 6/15/15	800,000	804,000
[d] Kinder Morgan Finance Co. LLC, secured senior note, 144A, 6.00%, 1/15/18	1,100,000	1,130,250
Lamar Media Corp., senior sub. note, 7.875%, 4/15/18	600,000	648,000
Libbey Glass Inc., senior secured note, 10.00%, 2/15/15	700,000	768,250
[d] Linn Energy Corp., senior note, 144A,		
8.625%, 4/15/20	1,300,000	1,456,000
7.75%, 2/01/21	100,000	106,750
[d] MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17	300,000	321,000
The Manitowoc Co. Inc., senior note,		
9.50%, 2/15/18	600,000	673,500
8.50%, 11/01/20	200,000	218,500
MarkWest Energy Partners LP/Finance Corp., senior note,		
8.75%, 4/15/18	500,000	550,000
6.75%, 11/01/20	800,000	824,000
Media General Inc., senior secured note, 11.75%, 2/15/17	100,000	111,000
Merrill Lynch & Co. Inc., senior note, 6.875%, 4/25/18	500,000	563,258
[d,f] MetLife Capital Trust X, secured bond, 144A, FRN, 9.25%, 4/08/68	200,000	243,000
MetroPCS Wireless Inc., senior note, 7.875%, 9/01/18	700,000	742,875

Semiannual Report | 29

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton Global Total Return Fund	Principal Amount*	Value
Quasi-Sovereign and Corporate Bonds (continued)		
United States (continued)		
MGM Resorts International, senior note,		
6.875%, 4/01/16	800,000	$ 752,000
7.50%, 6/01/16	600,000	580,500
[d] Michaels Stores Inc., senior note, 144A, 7.75%, 11/01/18	1,600,000	1,660,000
Morgan Stanley, senior note, 6.625%, 4/01/18	300,000	332,089
[d] Mylan Inc., senior note, 144A,		
6.00%, 11/15/18	500,000	514,375
7.875%, 7/15/20	800,000	898,000
NewPage Corp., senior secured note, 11.375%, 12/31/14	1,300,000	1,303,250
Norwegian Cruise Line Ltd., senior secured note, 11.75%, 11/15/16	600,000	717,750
NRG Energy Inc., senior note, 7.375%, 2/01/16	2,000,000	2,075,000
Peabody Energy Corp., senior note,		
7.375%, 11/01/16	400,000	454,000
6.50%, 9/15/20	200,000	215,000
[d] Petco Animal Supplies Inc., senior note, 144A, 9.25%, 12/01/18	400,000	434,000
Petrohawk Energy Corp., senior note,		
7.25%, 8/15/18	500,000	520,000
[d] 144A, 7.25%, 8/15/18	800,000	832,000
[d] Pinafore LLC/Inc., senior secured note, 144A, 9.00%, 10/01/18	100,000	111,750
Pinnacle Entertainment Inc.,		
senior note, 8.625%, 8/01/17	100,000	110,250
senior sub. note, 7.50%, 6/15/15	1,250,000	1,275,000
Pinnacle Foods Finance LLC, senior note,		
9.25%, 4/01/15	300,000	314,250
8.25%, 9/01/17	1,200,000	1,252,500
Plains Exploration & Production Co., senior note, 7.625%, 6/01/18	1,700,000	1,825,375
PNC Funding Corp., sub. note, 5.625%, 2/01/17	1,000,000	1,078,496
Quicksilver Resources Inc., senior note,		
8.25%, 8/01/15	700,000	726,250
11.75%, 1/01/16	800,000	938,000
RBS Global & Rexnord Corp., senior note, 8.50%, 5/01/18	2,500,000	2,734,375
Regions Bank, sub. note, 7.50%, 5/15/18	300,000	318,443
Reinsurance Group of America Inc., senior note, 6.45%, 11/15/19	600,000	649,125
[d] Reynolds Group Issuer Inc./LLC/SA, senior note, 144A,		
8.50%, 5/15/18	2,450,000	2,548,000
9.00%, 4/15/19	100,000	104,750
Rite Aid Corp., senior secured note,		
9.75%, 6/12/16	400,000	452,500
8.00%, 8/15/20	1,400,000	1,520,750
RSC Equipment Rental Inc. and RSC Holdings III LLC,		
senior note, 9.50%, 12/01/14	1,214,000	1,280,770
[d] senior secured note, 144A, 10.00%, 7/15/17	100,000	115,500
[d] SandRidge Energy Inc., senior note, 144A,		
9.875%, 5/15/16	300,000	334,500
8.00%, 6/01/18	1,800,000	1,894,500
Sanmina-SCI Corp.,		
[d,f] senior note, 144A, FRN, 3.052%, 6/15/14	300,000	297,000
senior sub. note, 8.125%, 3/01/16	1,800,000	1,863,000
[d] Shingle Springs Tribal Gaming Authority, senior note, 144A, 9.375%, 6/15/15	500,000	342,500

30 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton Global Total Return Fund	Principal Amount*	Value
Quasi-Sovereign and Corporate Bonds (continued)		
United States (continued)		
Solo Cup Co.,		
senior secured note, 10.50%, 11/01/13	250,000	$ 256,250
senior sub. note, 8.50%, 2/15/14	600,000	514,500
Starwood Hotels & Resorts Worldwide Inc., senior note, 7.15%, 12/01/19	500,000	548,750
[s] Station Casinos Inc., senior note, 7.75%, 8/15/16	100,000	10
SunGard Data Systems Inc.,		
[d] senior note, 144A, 7.625%, 11/15/20	800,000	830,000
senior sub. note, 10.25%, 8/15/15	150,000	158,437
[d] Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc., senior secured note, 144A, 15.00%, 4/01/21	1,065,000	953,175
Texas Competitive Electric Holdings Co. LLC, senior note, A, 10.25%, 11/01/15	1,500,000	851,250
Time Warner Inc., 7.625%, 4/15/31	400,000	473,949
UBS AG Stamford, senior note, 5.875%, 12/20/17	400,000	438,538
United Rentals North America Inc., senior sub. note, 8.375%, 9/15/20	1,300,000	1,382,875
United Surgical Partners International Inc., senior sub. note,		
8.875%, 5/01/17	400,000	424,000
[p] PIK, 9.25%, 5/01/17	600,000	637,500
Universal City Development, senior sub. note, 10.875%, 11/15/16	300,000	338,250
[d] Univision Communications Inc., senior secured note, 144A,		
12.00%, 7/01/14	100,000	109,500
7.875%, 11/01/20	500,000	538,750
[d] Vanguard Health Systems Inc., senior note, 144A, zero cpn., 2/01/16	900,000	585,000
[d] Vantage Drilling Co., senior secured note, 144A, 11.50%, 8/01/15	600,000	675,000
Visant Corp., senior note, 10.00%, 10/01/17	1,300,000	1,413,750
Wells Fargo & Co., senior note, 5.625%, 12/11/17	200,000	221,978
[q] Wells Fargo Capital XV, pfd., 9.75% to 9/26/13, FRN thereafter, Perpetual	400,000	441,000
[d] West Corp., senior note, 144A, 7.875%, 1/15/19	1,700,000	1,748,875
WMG Acquisition Corp., senior secured note, 9.50%, 6/15/16	900,000	963,000
Yum! Brands Inc., senior note, 5.30%, 9/15/19	1,000,000	1,065,269
		128,450,177
Venezuela 1.0%		
Petroleos de Venezuela SA,		
senior bond, zero cpn., 7/10/11	15,349,000	15,047,700
senior sub. bond, 4.90%, 10/28/14	5,790,000	3,921,964
		18,969,664
Total Quasi-Sovereign and Corporate Bonds (Cost $306,971,637)		321,414,015
Credit-Linked Notes 3.2%		
Ukraine 3.2%		
[d,f] Citigroup Funding Inc., (Export/Import Bank of Ukraine) 144A, FRN, 9/01/15	25,684,000 UAH	2,907,458
[d] ING Americas Issuance BV, (Export/Import Bank of Ukraine) 144A,		
5.50%, 8/24/15	159,635,000 UAH	17,771,390
5.50%, 8/25/15	56,882,000 UAH	6,392,556

Semiannual Report | 31

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton Global Total Return Fund	Principal Amount*	Value
Credit-Linked Notes (continued)		
Ukraine (continued)		
[d] ING Americas Issuance BV, (Export/Import Bank of Ukraine) cvt., 144A,		
11.00%, 4/16/12	40,640,000 UAH	$ 5,153,362
10.85%, 11/26/12	199,600,000 UAH	24,697,374
[d,f] FRN, 10.85%, 10/17/11	40,640,000 UAH	5,182,578
Total Credit-Linked Notes (Cost $62,330,363)		62,104,718
[‡] **Senior Floating Rate Interests 0.7%**		
Luxembourg 0.0%[†]		
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.25%, 4/02/18	360,826	364,209
WC Luxco S.A.R.L., Term B-3 Loan, 6.50%, 2/20/16	118,301	119,466
		483,675
Netherlands 0.0%[†]		
Tomkins LLC and Tomkins Inc., Term Loan B, 5.25%, 9/29/16	112,468	113,136
UPC Financing Partnership, Term Loan T, 3.76%, 12/31/16	25,011	25,105
		138,241
United States 0.7%		
Anchor Glass Container Corp., Second Lien Term Loan, 10.00%, 9/02/16	726,700	739,417
ARAMARK Corp.,		
Extended Synthetic L/C, 3.361%, 7/26/16	7,166	7,202
Synthetic L/C, 1.986%, 1/26/14	3,652	3,654
Term Loan B, 2.178%, 1/26/14	45,328	45,356
Term Loan B Extended, 3.553%, 7/26/16	108,964	109,509
Bausch & Lomb Inc.,		
Delayed Draw Term Loan, 3.512%, 4/28/15	53,628	53,808
Parent Term Loan, 3.512% - 3.553%, 4/28/15	220,869	221,610
Burger King Holdings Inc., Tranche B Term Loan, 4.50%, 10/19/16	337,980	340,268
Carestream Health Inc., Term Loan B, 5.75%, 2/25/17	50,505	50,257
CCM Merger Inc. (MotorCity Casino),		
Term Loan, 7.25%, 3/01/17	362,398	367,948
Term Loan B, 8.50%, 7/13/12	417,152	420,867
Celanese U.S. Holdings LLC, Term Loan C, 3.303%, 10/31/16	81,247	82,042
Cinemark USA Inc., Extended Term Loan, 3.52% - 3.57%, 4/30/16	113,704	114,669
Clear Channel Communications Inc., Term Loan B, 3.25%, 1/29/16	285,528	262,257
Community Health Systems Inc.,		
Delayed Draw Term Loan, 2.512% - 2.561%, 7/25/14	12,951	12,870
Extend Term Loan, 3.762% - 3.811%, 1/25/17	126,428	127,020
Term Loan, 2.512% - 2.561%, 7/25/14	251,472	249,900
Consolidated Container Co. LLC, Second-Lien Term Loan, 5.75%, 9/28/14	207,182	186,982
CSC Holdings Inc. (Cablevision), Incremental Term Loan B-2, 2.012% - 4.00%, 3/29/16	363,296	366,134
DaVita Inc., Tranche B Term Loan, 4.50%, 10/20/16	173,531	175,234
Dean Foods Co., Tranche B TL, 3.31%, 4/02/16	233,922	233,379
Del Monte Foods Co., Initial Term Loan, 5.25%, 2/16/18	158,500	159,763
DineEquity Inc.,		
Term Facility, 6.75%, 10/19/17	16,325	16,486
Term Loan B, 5.25%, 10/19/17	76,481	77,115

32 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton Global Total Return Fund	Principal Amount*	Value
Senior Floating Rate Interests (continued)		
United States (continued)		
Diversey Inc., Tranche B Dollar Term Loan, 5.25%, 11/24/15	131,952	$ 132,282
Dollar General Corp., Tranche B-1 Term Loan, 3.012% - 3.054%, 7/07/14	117,108	117,433
Education Management LLC, Tranche C-2, 4.313%, 6/01/16	223,684	220,409
Federal-Mogul Corp.,		
Term Loan B, 2.198% - 2.208%, 12/27/14	611,342	595,724
Term Loan C, 2.198%, 12/27/15	314,522	306,487
Fidelity National Information Services Inc., Term Loan B, 5.25%, 7/18/16	103,615	104,790
First Data Corp.,		
Term Loan B-1, 3.012%, 9/24/14	520,433	494,056
Term Loan B-2, 3.012%, 9/24/14	165,407	157,043
Term Loan B-3, 3.012%, 9/24/14	165,407	157,023
Flextronics International USA Inc.,		
A Closing Date Loan, 2.513%, 10/01/14	51,305	51,205
A-1-A Delayed Draw Term Loan, 2.513%, 10/01/14	4,578	4,569
A-1-B Delayed Draw Term Loan, 2.512%, 10/01/14	26,824	26,772
A-3 Delayed Draw Term Loan, 2.513%, 10/01/14	37,519	37,519
Georgia-Pacific LLC,		
Term Loan B, 2.302% - 2.303%, 12/20/12	120,994	121,241
Term Loan C, 3.552%, 12/23/14	32,463	32,600
Goodman Global Inc., Initial Term Loan, 6.25%, 10/28/16	32,754	33,097
Graham Packaging Co. LP, Term Loan C, 6.75%, 4/05/14	51,032	51,533
HCA Inc.,		
Term Loan B-1, 2.553%, 11/18/13	112,918	112,737
Tranche B-2 Term Loan, 3.553%, 3/31/17	269,341	270,749
[p] Iasis Healthcare Corp., HoldCo Term Loan, PIK, 6.50%, 6/15/14	69,695	73,002
Interactive Data Corp., Term B Loans, 4.75%, 2/11/18	251,184	253,876
Jarden Corp., Term Loan B5, 3.553%, 1/25/15	146,225	147,374
Key Safety Systems Inc., Term Loan B, 2.553% - 2.554%, 3/10/14	201,622	195,069
Michael Foods Group Inc., Term Loan B, 5.25%, 2/25/18	75,167	75,935
MSCI Inc., Term Loan, 4.75%, 6/01/16	115,875	116,780
Nalco Co., Term Loan B-1, 4.50%, 10/05/17	237,522	240,293
NRG Energy Inc.,		
Credit Link, 2.053%, 2/01/13	59,680	59,616
Term Loan, 2.001% - 2.053%, 2/01/13	43,657	43,610
Penn National Gaming Inc., Term Loan B, 2.01% - 2.06%, 10/03/12	60,530	60,484
R.H. Donnelley Inc., Term Loan B, 9.00%, 10/24/14	839,466	654,258
RBS Global Inc. (Rexnord), Tranche B-1 Term B Loan, 2.813%, 7/22/13	300,000	300,232
Regal Cinemas Corp., Term Loan, 3.803%, 8/23/17	118,223	118,986
Revel AC Inc., Tranche B Term Loan, 9.00%, 2/17/17	77,600	77,770
Reynolds Group Holdings Inc, Term Loan, 4.25%, 2/09/18	8,800	8,866
Rockwood Specialties Group Inc., Term Loan, 3.75%, 2/10/18	270,947	274,447
[b,p] Sleep Innovations Inc., Term Loan, PIK, 6.50%, 3/05/15	87,523	91,134
SunGard Data Systems Inc., Tranche B U.S. Term Loan, 3.912% - 3.937%, 2/28/16	109,577	110,096
SUPERVALU Inc.,		
Term Loan B, 1.637%, 6/02/12	72,811	72,518
Term Loan B-2, 3.512%, 10/05/15	283,259	283,966
Texas Competitive Electric Holdings Co. LLC, Term Loan B-2, 3.764% - 3.803%, 10/10/14	277,042	234,169
Trans Union LLC/Transunion Corp., Term Loan, 4.75%, 2/10/18	262,568	265,062

Semiannual Report | 33

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton Global Total Return Fund	Principal Amount*	Value
Senior Floating Rate Interests (continued)		
United States (continued)		
TransDigm Inc., Term Loan B, 5.25%, 2/14/17	161,190	$ 162,584
TWCC Holding Corp., Term Loan, 4.25%, 2/11/17	10,000	10,114
Universal Health Services Inc., Tranche B Term Loan, 5.50%, 11/15/16	346,858	350,903
Univision Communications Inc., Extended First Lien Term Loan, 4.512%, 3/31/17	776,071	758,825
Vertafore Inc., 2nd Lien Term Loan, 9.75%, 10/27/17	196,000	200,716
Visant Corp.,		
Term Loan B, 6.25%, 1/15/16	380,000	380,000
Tranche B Term Loan, 7.00%, 12/22/16	371,236	375,604
Warner Chilcott Co. LLC, Term Loan B2, 6.25%, 4/30/15	25,765	25,987
Warner Chilcott Corp., Term Loan B1, 6.25%, 4/30/15	15,473	15,606
Windstream Corp., Tranche B-2 Term Loan, 3.06%, 12/17/15	59,788	60,151
		13,549,049
Total Senior Floating Rate Interests (Cost $13,913,529)		14,170,965
Municipal Bonds 1.1%		
United States and U.S. Territories 1.1%		
Bay Area Toll Authority Toll Bridge Revenue, Build America Bonds, Series S1,		
6.793%, 4/01/30	70,000	71,841
7.043%, 4/01/50	3,795,000	3,907,598
California State GO,		
6.65%, 3/01/22	545,000	581,918
7.625%, 3/01/40	2,150,000	2,340,297
Build America Bonds, 7.30%, 10/01/39	570,000	597,280
Various Purpose, Refunding, 5.25%, 3/01/30	775,000	777,751
Various Purpose, Refunding, 5.25%, 3/01/38	7,350,000	7,003,815
Various Purpose, Refunding, 5.50%, 3/01/40	645,000	635,802
Detroit GO, Distribution State Aid, 4.50%, 11/01/23	175,000	172,006
Illinois State GO, 4.421%, 1/01/15	940,000	940,310
Indianapolis Local Public Improvement Bond Bank Revenue, Waterworks Project, Series A, Assured Guaranty, 5.50%, 1/01/38	500,000	512,415
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A, BHAC Insured, 5.25%, 9/01/42	25,000	25,150
Los Angeles Community College District GO, Election of 2008, Series D, 6.68%, 8/01/36	65,000	63,749
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/26	20,000	20,458
[d] New York City IDA, 144A, 11.00%, 3/01/29	300,000	376,704
Poway USD, GO, Election of 2008, ID No. 2007-1, Series A, zero cpn.,		
8/01/27	10,000	3,539
8/01/30	10,000	2,819
8/01/32	10,000	2,384
8/01/33	5,000	1,091
San Mateo County Community College District GO, Election of 2001, Series C, NATL Insured, zero cpn.,		
9/01/30	40,000	12,130
3/01/31	10,000	2,958
San Mateo Foster City School District GO, Capital Appreciation, Election of 2008, Series A, zero cpn. to 8/01/26, 6.625% thereafter, 8/01/42	5,540,000	1,937,615

34 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton Global Total Return Fund	Principal Amount*	Value
Municipal Bonds (continued)		
United States and U.S. Territories (continued)		
Tarrant County Cultural Education Facilities Finance Corp. Revenue, Christus Health, Refunding, Series A, Assured Guaranty, 6.25%, 7/01/28	40,000	$ 43,095
Tulare Sewer Revenue, Build America Bonds, Series B, AGMC Insured, 8.75%, 11/15/44	165,000	173,143
Total Municipal Bonds (Cost $19,685,601)		20,205,868
Total Investments before Short Term Investments (Cost $1,410,707,321)		1,492,471,909
Short Term Investments 23.2%		
Foreign Government and Agency Securities 12.2%		
Egypt 3.9%		
ᶦEgypt Treasury Bills,		
ᶦ3/01/11 - 2/21/12	340,050,000 EGP	54,926,053
1/17/12	129,850,000 EGP	20,038,361
		74,964,414
Indonesia 0.5%		
ᶦIndonesia Treasury Bills,		
3/03/11 - 7/07/11	66,920,000,000 IDR	7,526,392
SP16, 4/07/11	11,430,000,000 IDR	1,287,921
SP17, 5/05/11	3,000,000,000 IDR	336,428
		9,150,741
Israel 3.2%		
ᶦIsrael Treasury Bills,		
1/04/12	76,170,000 ILS	20,526,795
3/02/11 - 2/01/12	148,448,100 ILS	40,595,033
		61,121,828
Malaysia 3.3%		
ᶦBank of Negara Monetary Note,		
5/11/11	86,000,000 MYR	28,029,149
3/08/11 - 2/09/12	106,060,000 MYR	34,410,321
ᶦMalaysia Treasury Bills, 3/25/11 - 1/27/12	3,920,000 MYR	1,273,565
		63,713,035
Norway 0.8%		
ᶦNorway Treasury Bills,		
6/15/11 - 9/21/11	83,576,000 NOK	14,765,093
Philippines 0.5%		
ᶦPhilippine Treasury Bills, 7/13/11 - 2/22/12	454,210,000 PHP	10,252,012

Semiannual Report | 35

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton Global Total Return Fund	Principal Amount*	Value
Short Term Investments (continued)		
Foreign Government and Agency Securities (continued)		
Sri Lanka 0.0%†		
[l] Sri Lanka Treasury Bills, 7/08/11 - 2/10/12	54,810,000 LKR	$ 469,694
Total Foreign Government and Agency Securities (Cost $235,407,401)		234,436,817
Total Investments before Money Market Funds (Cost $1,646,114,722)		1,726,908,726
	Shares	
Money Market Funds (Cost $210,994,970) 11.0%		
United States 11.0%		
[a,u] Institutional Fiduciary Trust Money Market Portfolio	210,994,970	210,994,970
Total Investments (Cost $1,857,109,692) 100.8%		1,937,903,696
Other Assets, less Liabilities (0.8)%		(14,894,920)
Net Assets 100.0%		$1,923,008,776

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

[a]Non-income producing.

[b]Security has been deemed illiquid because it may not be able to be sold within seven days. At February 28, 2011, the aggregate value of these securities was $91,134, representing less than 0.01% of net assets.

[c]At February 28, 2011, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.

[d]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At February 28, 2011, the aggregate value of these securities was $332,407,271, representing 17.29% of net assets.

[e]Security is linked to the Argentine GDP and does not pay principal over the life of the security or at expiration. The holder is entitled to receive only variable payments, subject to certain conditions, which are based on growth of the Argentine GDP and the principal or "notional" value of this GDP linked security.

[f]The coupon rate shown represents the rate at period end.

[g]The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

[h]Principal amount is stated in 1,000 Brazilian Real Units.

[i]Redemption price at maturity is adjusted for inflation. See Note 1(h).

[j]A portion or all of the security purchased on when-issued, delayed delivery basis. See Note 1(c).

[k]Principal amount is stated in 100 Mexican Peso Units.

[l]The security is traded on a discount basis with no stated coupon rate.

[m]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At February 28, 2011, the aggregate value of these securities was $18,469,078, representing 0.96% of net assets.

[n]A supranational organization is an entity formed by two or more central governments through international treaties.

[o]See Note 10 regarding restricted securities.

[p]Income may be received in additional securities and/or cash.

[q]Perpetual security with no stated maturity date.

[r]Income may be reflected in the redemption value or received in additional securities and/or cash.

[s]See Note 8 regarding defaulted securities.

[t]See Note 1(f) regarding senior floating rate interests.

[u]See Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

36 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) (continued)

Templeton Global Total Return Fund

At February 28, 2011, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton Global Total Return Fund

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Indian Rupee	DBAB	Buy	1,953,000	43,027		4/12/11	$ —	$ (256)
Norwegian Krone	MSCO	Buy	67,400,000	8,337,147	EUR	4/12/11	508,250	—
Philippine Peso	DBAB	Buy	387,004,800	8,400,000		4/12/11	475,273	—
Euro	UBSW	Sell	3,371,000	4,541,074		4/13/11	—	(109,595)
Indian Rupee	JPHQ	Buy	1,312,000	28,988		4/13/11	—	(260)
Euro	HSBK	Sell	2,037,000	2,780,790		4/14/11	—	(29,445)
Euro	DBAB	Sell	82,000	111,167		4/15/11	—	(1,958)
Indian Rupee	JPHQ	Buy	1,288,000	28,458		4/15/11	—	(266)
Indian Rupee	JPHQ	Buy	643,000	14,147		4/19/11	—	(84)
Indian Rupee	DBAB	Buy	451,000	9,934		4/19/11	—	(70)
Japanese Yen	UBSW	Sell	271,100,000	2,956,315		4/20/11	—	(359,636)
Japanese Yen	CITI	Sell	271,000,000	2,956,788		4/20/11	—	(357,939)
Euro	DBAB	Sell	693,519	919,909		4/21/11	—	(36,788)
Chilean Peso	MSCO	Buy	370,140,000	704,680		4/25/11	71,000	—
Brazilian Real	DBAB	Buy	122,000	63,140		4/26/11	9,440	—
Euro	UBSW	Sell	1,163,000	1,545,453		4/26/11	—	(58,794)
Indian Rupee	DBAB	Buy	915,000	20,203		4/26/11	—	(218)
Chilean Peso	JPHQ	Buy	110,826,000	210,997		4/27/11	21,221	—
Indian Rupee	JPHQ	Buy	130,000	2,868		4/27/11	—	(30)
Chilean Peso	CITI	Buy	178,639,000	342,220		4/28/11	32,061	—
Indian Rupee	JPHQ	Buy	647,000	14,276		4/28/11	—	(150)
Norwegian Krone	DBAB	Buy	18,700,000	2,344,592	EUR	4/28/11	95,533	—
Polish Zloty	BZWS	Buy	622,000	155,205	EUR	4/28/11	1,799	—
Indian Rupee	DBAB	Buy	276,391,000	6,100,000		4/29/11	—	(66,579)
Indian Rupee	JPHQ	Buy	648,000	14,305		4/29/11	—	(159)
Norwegian Krone	MSCO	Buy	8,300,000	1,039,527	EUR	4/29/11	43,891	—
Euro	DBAB	Sell	2,646,000	3,408,842		5/09/11	—	(240,373)
Chilean Peso	DBAB	Buy	101,000,000	190,207		5/10/11	21,212	—
Euro	DBAB	Sell	100,000	126,466		5/10/11	—	(11,446)
Japanese Yen	CITI	Sell	1,237,691,000	13,895,134		5/10/11	—	(1,246,144)
Japanese Yen	UBSW	Sell	1,237,084,000	13,895,136		5/10/11	—	(1,238,716)
Japanese Yen	DBAB	Sell	827,501,000	9,263,417		5/10/11	—	(859,807)
Euro	DBAB	Sell	10,095,000	12,836,297		5/11/11	—	(1,085,733)
Euro	DBAB	Sell	198,227	243,344		5/20/11	—	(29,993)
Euro	DBAB	Sell	98,050	121,847		5/23/11	—	(13,349)
Polish Zloty	MSCO	Buy	9,266,000	2,181,416	EUR	5/24/11	201,311	—
Indian Rupee	DBAB	Buy	1,239,000	26,073		6/01/11	821	—
Indian Rupee	HSBK	Buy	1,432,000	29,751		6/03/11	1,323	—
Indian Rupee	DBAB	Buy	913,000	18,887		6/07/11	911	—
Polish Zloty	DBAB	Buy	1,438,000	344,638	EUR	6/07/11	22,352	—
Polish Zloty	CITI	Buy	281,000	67,386	EUR	6/07/11	4,312	—
Swedish Krona	DBAB	Buy	9,350,000	973,158	EUR	6/07/11	127,412	—
Indian Rupee	HSBK	Buy	244,000	5,123		6/08/11	167	—
Indian Rupee	DBAB	Buy	247,000	5,138		6/10/11	215	—
Indian Rupee	HSBK	Buy	620,000	12,900		6/13/11	531	—
Indian Rupee	DBAB	Buy	619,000	12,985		6/16/11	417	—

38 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton Global Total Return Fund

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Indian Rupee	DBAB	Buy	563,000	11,825		6/20/11	$ 356	$ —
Malaysian Ringgit	JPHQ	Buy	3,824,153	1,167,645		6/29/11	75,643	—
Swedish Krona	DBAB	Buy	2,169,000	225,634	EUR	6/29/11	29,409	—
Swedish Krona	UBSW	Buy	2,171,000	226,346	EUR	6/29/11	28,742	—
Euro	DBAB	Sell	4,220,000	5,161,904		7/01/11	—	(652,274)
Indian Rupee	DBAB	Buy	136,067,550	2,850,000		7/01/11	88,544	—
Japanese Yen	UBSW	Sell	614,000,000	6,993,166		7/01/11	—	(522,204)
Japanese Yen	MSCO	Sell	460,900,000	5,244,771		7/01/11	—	(396,652)
Norwegian Krone	MSCO	Buy	26,801,638	3,330,000	EUR	7/01/11	165,767	—
Philippine Peso	DBAB	Buy	360,359,360	7,570,000		7/01/11	677,138	—
Swedish Krona	MSCO	Buy	31,810,624	3,330,000	EUR	7/01/11	402,194	—
Euro	DBAB	Sell	200,000	245,600		7/05/11	—	(29,930)
Norwegian Krone	MSCO	Buy	11,921,994	1,470,000	EUR	7/05/11	88,905	—
Philippine Peso	JPHQ	Buy	17,244,000	360,000		7/05/11	34,603	—
Swedish Krona	MSCO	Buy	14,059,080	1,470,000	EUR	7/05/11	179,779	—
Indian Rupee	DBAB	Buy	55,085,000	1,150,000		7/06/11	38,618	—
Japanese Yen	UBSW	Sell	125,000,000	1,446,759		7/06/11	—	(83,327)
Euro	DBAB	Sell	198,009	249,413		7/07/11	—	(23,364)
Swedish Krona	UBSW	Buy	1,208,500	127,665	EUR	7/15/11	13,578	—
British Pound	DBAB	Sell	479,342	730,820		7/18/11	—	(47,116)
Euro	DBAB	Sell	498,008	634,820		7/18/11	—	(51,074)
Indian Rupee	CITI	Buy	890,000	18,438		7/18/11	727	—
Euro	DBAB	Sell	510,524	658,499		7/20/11	—	(44,604)
Indian Rupee	JPHQ	Buy	890,000	18,407		7/20/11	751	—
British Pound	DBAB	Sell	206,876	314,492		7/22/11	—	(21,226)
Euro	DBAB	Sell	5,566,476	7,159,137		7/22/11	—	(506,801)
Euro	DBAB	Sell	9,722,000	12,454,854		7/27/11	—	(932,512)
Swedish Krona	DBAB	Buy	1,208,500	127,523	EUR	7/27/11	13,679	—
Chilean Peso	DBAB	Buy	485,730,000	913,885		7/29/11	96,827	—
Indian Rupee	JPHQ	Buy	44,200,000	915,303		7/29/11	34,733	—
Malaysian Ringgit	HSBK	Buy	12,000,000	3,698,909		7/29/11	194,638	—
Japanese Yen	MSCO	Sell	460,900,000	5,392,788		8/05/11	—	(250,809)
Polish Zloty	DBAB	Buy	5,016,264	1,230,894	EUR	8/09/11	31,101	—
Euro	CITI	Sell	303,457	401,780		8/10/11	—	(15,963)
Chilean Peso	JPHQ	Buy	315,000,000	600,286		8/12/11	54,493	—
Polish Zloty	DBAB	Buy	11,975,000	2,944,431	EUR	8/12/11	65,160	—
Euro	MSCO	Sell	6,180,000	7,912,192		8/15/11	—	(594,395)
Euro	DBAB	Sell	291,630	374,876		8/15/11	—	(26,544)
Philippine Peso	HSBK	Buy	145,000,000	3,099,532		8/15/11	215,031	—
Euro	DBAB	Sell	17,614,000	22,588,722		8/16/11	—	(1,655,920)
Indian Rupee	JPHQ	Buy	32,466,000	671,618		8/16/11	24,092	—
Indian Rupee	HSBK	Buy	34,619,025	717,047		8/17/11	24,675	—
Philippine Peso	HSBK	Buy	135,885,341	2,905,812		8/17/11	200,238	—
Chilean Peso	JPHQ	Buy	125,885,900	243,258		8/18/11	18,301	—
Euro	DBAB	Sell	3,950,000	5,058,686		8/18/11	—	(378,031)
Indian Rupee	JPHQ	Buy	4,183,700	86,297		8/18/11	3,324	—

Semiannual Report | 39

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton Global Total Return Fund

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	UBSW	Sell	33,171,000	390,353		8/18/11	$ —	$ (15,875)
Japanese Yen	DBAB	Sell	20,175,000	237,423		8/18/11	—	(9,650)
Japanese Yen	JPHQ	Sell	16,483,000	192,964		8/18/11	—	(8,895)
Chilean Peso	JPHQ	Buy	43,134,000	83,230		8/19/11	6,385	—
Japanese Yen	HSBK	Sell	16,407,000	193,053		8/19/11	—	(7,877)
Japanese Yen	BZWS	Sell	16,448,000	193,629		8/22/11	—	(7,810)
Japanese Yen	DBAB	Sell	16,469,000	194,118		8/22/11	—	(7,578)
Japanese Yen	MSCO	Sell	13,000,000	153,042		8/22/11	—	(6,169)
Euro	DBAB	Sell	8,745,205	11,223,334		8/23/11	—	(812,168)
Japanese Yen	FBCO	Sell	32,622,000	383,788		8/23/11	—	(15,739)
Japanese Yen	CITI	Sell	32,863,000	387,522		8/23/11	—	(14,957)
Japanese Yen	DBAB	Sell	16,255,000	191,999		8/23/11	—	(7,079)
Indian Rupee	DBAB	Buy	11,485,000	237,391		8/24/11	8,388	—
Indian Rupee	HSBK	Buy	399,645,000	8,274,395		8/24/11	278,018	—
Japanese Yen	JPHQ	Sell	32,793,000	386,482		8/24/11	—	(15,143)
Japanese Yen	BZWS	Sell	32,684,000	386,171		8/24/11	—	(14,119)
Euro	DBAB	Sell	397,322	510,221		8/25/11	—	(36,567)
Japanese Yen	DBAB	Sell	66,294,000	781,073		8/25/11	—	(30,858)
Japanese Yen	BZWS	Sell	32,612,000	384,304		8/25/11	—	(15,110)
Philippine Peso	HSBK	Buy	90,000,000	1,930,916		8/25/11	125,864	—
Philippine Peso	JPHQ	Buy	91,000,000	1,946,524		8/25/11	133,109	—
South Korean Won	JPHQ	Buy	27,147,200,000	23,954,116		8/25/11	—	(55,788)
Euro	MSCO	Sell	1,764,654	2,233,716		8/26/11	—	(194,718)
Indian Rupee	HSBK	Buy	12,806,000	263,769		8/26/11	10,187	—
Indian Rupee	JPHQ	Buy	12,717,000	261,559		8/26/11	10,494	—
Japanese Yen	JPHQ	Sell	158,882,000	1,876,565		8/26/11	—	(69,353)
Japanese Yen	HSBK	Sell	162,748,000	1,946,902		8/26/11	—	(46,364)
Japanese Yen	UBSW	Sell	90,565,000	1,078,887		8/26/11	—	(30,314)
Swedish Krona	UBSW	Buy	12,242,000	1,287,263	EUR	8/29/11	142,235	—
Japanese Yen	JPHQ	Sell	618,000,000	7,330,091		8/30/11	—	(239,321)
Japanese Yen	BZWS	Sell	38,900,000	462,028		8/30/11	—	(14,428)
Swedish Krona	UBSW	Buy	12,230,000	1,286,001	EUR	8/30/11	142,018	—
South Korean Won	JPHQ	Buy	15,715,700,000	13,840,213		8/31/11	—	(8,743)
Indian Rupee	DBAB	Buy	8,122,000	166,879		9/01/11	6,710	—
Japanese Yen	JPHQ	Sell	16,291,000	192,020		9/01/11	—	(7,522)
South Korean Won	JPHQ	Buy	10,406,210,000	9,155,802		9/02/11	2,041	—
Indian Rupee	DBAB	Buy	25,605,000	524,478		9/26/11	20,667	—
Indian Rupee	DBAB	Buy	31,755,000	650,184		9/27/11	25,794	—
Swedish Krona	DBAB	Buy	6,048,000	652,202	EUR	9/28/11	46,777	—
Indian Rupee	DBAB	Buy	25,543,000	541,051		9/29/11	2,523	—
Indian Rupee	JPHQ	Buy	29,309,000	621,217		9/30/11	2,405	—
Japanese Yen	JPHQ	Sell	14,763,000	176,233		9/30/11	—	(4,671)
Philippine Peso	HSBK	Buy	65,100,000	1,440,744		9/30/11	43,521	—
Philippine Peso	HSBK	Buy	52,100,000	1,152,974		10/03/11	34,655	—
Malaysian Ringgit	DBAB	Buy	19,420,800	6,198,194		10/04/11	76,341	—
Philippine Peso	DBAB	Buy	36,272,000	806,116		10/04/11	20,655	—

40 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton Global Total Return Fund

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Philippine Peso	HSBK	Buy	29,096,000	645,631		10/04/11	$ 17,573	$ —
Swedish Krona	DBAB	Buy	17,870,125	1,923,794	EUR	10/04/11	142,050	—
Euro	DBAB	Sell	2,580,000	3,528,498		10/05/11	—	(18,336)
Euro	UBSW	Sell	1,950,000	2,667,756		10/05/11	—	(12,991)
Indian Rupee	DBAB	Buy	30,628,125	654,447		10/05/11	—	(3,258)
Indian Rupee	JPHQ	Buy	20,335,000	435,159		10/05/11	—	(2,814)
Philippine Peso	HSBK	Buy	43,378,000	969,168		10/05/11	19,509	—
Philippine Peso	DBAB	Buy	43,367,000	968,381		10/05/11	20,045	—
Euro	UBSW	Sell	645,000	880,683		10/06/11	—	(6,003)
Philippine Peso	JPHQ	Buy	11,457,000	255,942		10/06/11	5,169	—
Philippine Peso	DBAB	Buy	35,600,000	800,252		10/07/11	11,038	—
Philippine Peso	JPHQ	Buy	14,213,000	320,842		10/11/11	2,971	—
Philippine Peso	CITI	Buy	14,250,000	322,194		10/11/11	2,463	—
Philippine Peso	DBAB	Buy	28,487,000	643,352		10/11/11	5,665	—
Philippine Peso	HSBK	Buy	28,541,000	643,555		10/11/11	6,693	—
Euro	UBSW	Sell	643,000	894,696		10/12/11	10,896	—
Philippine Peso	DBAB	Buy	8,482,000	192,484		10/12/11	748	—
Euro	DBAB	Sell	198,448	274,473		10/13/11	1,715	—
Philippine Peso	HSBK	Buy	14,145,000	318,617		10/13/11	3,604	—
Philippine Peso	JPHQ	Buy	51,957,000	1,172,447		10/13/11	11,127	—
Philippine Peso	JPHQ	Buy	9,679,000	220,493		10/17/11	—	(66)
Chilean Peso	MSCO	Buy	3,165,540,000	6,486,496		10/18/11	58,458	—
Euro	HSBK	Sell	512,000	718,182		10/18/11	14,550	—
Euro	DBAB	Sell	10,480,000	14,687,720		10/18/11	285,250	—
Norwegian Krone	BZWS	Buy	22,947,000	2,803,440	EUR	10/18/11	189,529	—
Swedish Krona	BZWS	Buy	43,646,850	4,684,797	EUR	10/18/11	362,335	—
Norwegian Krone	BZWS	Buy	23,040,000	2,803,397	EUR	10/19/11	205,808	—
Philippine Peso	DBAB	Buy	3,748,000	85,104		10/19/11	240	—
Philippine Peso	HSBK	Buy	15,125,000	342,800		10/19/11	1,608	—
Swedish Krona	BZWS	Buy	43,749,500	4,684,803	EUR	10/19/11	378,048	—
Philippine Peso	DBAB	Buy	14,983,000	337,577		10/21/11	3,551	—
Philippine Peso	JPHQ	Buy	7,523,000	169,544		10/21/11	1,737	—
Euro	BZWS	Sell	1,066,000	1,487,070		10/26/11	22,388	—
Indian Rupee	HSBK	Buy	20,938,000	451,542		10/26/11	—	(7,807)
Indian Rupee	DBAB	Buy	20,458,000	440,431		10/26/11	—	(6,868)
Norwegian Krone	BZWS	Buy	8,949,000	1,084,136	EUR	10/26/11	86,001	—
Philippine Peso	DBAB	Buy	16,206,000	367,391		10/26/11	1,458	—
Philippine Peso	JPHQ	Buy	8,108,000	183,847		10/26/11	692	—
Philippine Peso	HSBK	Buy	15,125,000	342,411		10/26/11	1,834	—
Euro	DBAB	Sell	2,310,730	3,218,721		10/27/11	43,864	—
Euro	UBSW	Sell	4,280,000	5,960,970		10/27/11	80,409	—
Indian Rupee	DBAB	Buy	43,204,000	929,518		10/27/11	—	(14,044)
Indian Rupee	HSBK	Buy	31,191,000	674,692		10/27/11	—	(13,768)
Norwegian Krone	BZWS	Buy	54,931,000	6,697,806	EUR	10/27/11	468,242	—
Philippine Peso	HSBK	Buy	61,990,000	1,411,751		10/27/11	—	(951)
Swedish Krona	BZWS	Buy	87,076,300	9,369,592	EUR	10/27/11	685,921	—

Semiannual Report | 41

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton Global Total Return Fund

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Chilean Peso	BZWS	Buy	1,124,481,000	2,220,101		10/28/11	$ 102,941	$ —
Chilean Peso	DBAB	Buy	2,211,366,000	4,368,130		10/28/11	200,283	—
Philippine Peso	DBAB	Buy	130,474,000	2,971,322		10/28/11	—	(2,127)
Philippine Peso	HSBK	Buy	41,320,000	941,230		10/28/11	—	(912)
Euro	DBAB	Sell	138,000	189,164		10/31/11	—	(424)
Philippine Peso	HSBK	Buy	80,690,000	1,835,115		10/31/11	777	—
Japanese Yen	BZWS	Sell	619,000,000	7,685,050		11/01/11	96,340	—
Japanese Yen	CITI	Sell	619,900,000	7,685,060		11/01/11	85,317	—
Japanese Yen	UBSW	Sell	1,239,900,000	15,369,645		11/01/11	168,932	—
Euro	DBAB	Sell	519,000	717,595		11/03/11	4,637	—
Philippine Peso	DBAB	Buy	40,490,000	941,168		11/04/11	—	(20,170)
Euro	DBAB	Sell	398,000	554,923		11/07/11	8,241	—
Norwegian Krone	UBSW	Buy	35,137,100	4,232,927	EUR	11/07/11	367,367	—
Japanese Yen	CITI	Sell	207,713,767	2,569,475		11/08/11	22,718	—
Japanese Yen	BZWS	Sell	204,044,000	2,524,360		11/10/11	22,524	—
Japanese Yen	BZWS	Sell	266,734,000	3,325,860		11/14/11	55,173	—
Japanese Yen	UBSW	Sell	206,868,600	2,579,184		11/14/11	42,565	—
Philippine Peso	DBAB	Buy	85,200,000	1,979,002		11/14/11	—	(42,313)
Australian Dollar	CITI	Buy	3,334,258	3,177,215		11/15/11	105,760	—
Japanese Yen	DBAB	Sell	98,350,000	1,201,461		11/16/11	—	(4,541)
Japanese Yen	JPHQ	Sell	49,112,000	600,171		11/16/11	—	(2,057)
Euro	UBSW	Sell	8,678,696	11,756,162		11/17/11	—	(161,599)
Japanese Yen	BZWS	Sell	121,737,000	1,480,031		11/17/11	—	(12,772)
Japanese Yen	UBSW	Sell	39,232,000	476,463		11/17/11	—	(4,620)
Japanese Yen	HSBK	Sell	25,664,000	310,477		11/17/11	—	(4,229)
Australian Dollar	JPHQ	Buy	3,334,000	3,134,293		11/18/11	147,136	—
Australian Dollar	CITI	Buy	6,667,000	6,206,777		11/18/11	355,098	—
Chilean Peso	MSCO	Buy	4,234,440,000	8,524,288		11/18/11	208,607	—
Malaysian Ringgit	JPHQ	Buy	35,805,300	11,357,388		11/18/11	179,023	—
Euro	DBAB	Sell	7,090,000	9,534,348		11/21/11	—	(200,780)
Japanese Yen	BZWS	Sell	136,747,000	1,649,144		11/21/11	—	(27,819)
Norwegian Krone	MSCO	Buy	14,026,020	1,690,177	EUR	11/25/11	144,197	—
Euro	DBAB	Sell	1,980,000	2,642,270		11/28/11	—	(75,920)
Japanese Yen	BOFA	Sell	106,050,000	1,280,797		11/28/11	—	(19,876)
Norwegian Krone	UBSW	Buy	14,162,000	1,711,603	EUR	11/28/11	138,379	—
Norwegian Krone	MSCO	Buy	21,620,000	2,600,308	EUR	11/28/11	228,633	—
Swedish Krona	UBSW	Buy	15,700,000	1,674,577	EUR	11/28/11	140,831	—
Japanese Yen	BZWS	Sell	154,516,000	1,865,910		11/29/11	—	(29,224)
Japanese Yen	CITI	Sell	38,352,000	463,412		11/29/11	—	(6,974)
Australian Dollar	BZWS	Buy	5,453,068	5,000,000		12/01/11	357,916	—
Australian Dollar	DBAB	Buy	1,042,000	956,035		12/01/11	67,783	—
Euro	DBAB	Sell	3,621,000	4,736,869		12/01/11	—	(233,714)
Euro	UBSW	Sell	425,000	557,621		12/01/11	—	(25,780)
Japanese Yen	DBAB	Sell	95,091,000	1,136,229		12/01/11	—	(30,106)
Norwegian Krone	UBSW	Buy	3,180,000	385,455	EUR	12/01/11	29,463	—
Philippine Peso	HSBK	Buy	28,530,000	645,519		12/01/11	2,448	—

42 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton Global Total Return Fund

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	DBAB	Sell	7,610,000	9,902,513		12/02/11	$ —	$ (543,521)
Chilean Peso	DBAB	Buy	87,440,000	175,512		12/06/11	4,518	—
Chilean Peso	BOFA	Buy	66,470,000	133,327		12/06/11	3,528	—
Euro	DBAB	Sell	18,199,000	23,850,699		12/06/11	—	(1,127,798)
Euro	HSBK	Sell	7,767	10,177		12/06/11	—	(483)
Chilean Peso	BOFA	Buy	99,980,000	200,321		12/07/11	5,507	—
Euro	DBAB	Sell	4,267,000	5,677,244		12/07/11	—	(179,139)
Indian Rupee	JPHQ	Buy	46,700,000	983,779		12/07/11	—	(352)
Indian Rupee	DBAB	Buy	60,684,000	1,278,096		12/07/11	—	(188)
Australian Dollar	DBAB	Buy	937,000	885,683		12/09/11	33,996	—
Australian Dollar	BZWS	Buy	521,000	486,614		12/12/11	24,552	—
Polish Zloty	BZWS	Buy	15,880,000	3,832,278	EUR	12/12/11	143,660	—
Norwegian Krone	UBSW	Buy	3,050,000	378,412	EUR	12/14/11	16,024	—
Swedish Krona	UBSW	Buy	4,627,500	501,844	EUR	12/14/11	29,688	—
Euro	DBAB	Sell	552,375	736,415		12/15/11	—	(21,542)
Euro	BZWS	Sell	455,000	605,605		12/15/11	—	(18,737)
Norwegian Krone	UBSW	Buy	4,571,000	567,368	EUR	12/15/11	23,646	—
Swedish Krona	UBSW	Buy	4,627,500	499,003	EUR	12/15/11	33,557	—
British Pound	DBAB	Sell	100,000	157,270		12/16/11	—	(4,474)
Polish Zloty	DBAB	Buy	4,100,000	1,004,262	EUR	12/20/11	16,067	—
Japanese Yen	CITI	Sell	241,795,083	2,912,141		12/28/11	—	(55,215)
Japanese Yen	BZWS	Sell	240,903,916	2,902,842		12/28/11	—	(53,578)
Japanese Yen	JPHQ	Sell	241,286,602	2,926,708		12/28/11	—	(34,407)
Chilean Peso	DBAB	Buy	1,500,450,000	3,122,685		1/05/12	—	(42,690)
Euro	DBAB	Sell	419,600	559,348		1/05/12	—	(16,085)
Philippine Peso	HSBK	Buy	140,610,000	3,237,027		1/05/12	—	(45,637)
Euro	DBAB	Sell	2,120,000	2,817,162		1/06/12	—	(90,092)
Indian Rupee	HSBK	Buy	141,600,000	2,997,460		1/06/12	—	(28,797)
Japanese Yen	HSBK	Sell	276,930,000	3,402,088		1/06/12	2,929	—
Norwegian Krone	DBAB	Buy	17,500,000	2,205,669	EUR	1/06/12	41,942	—
Chilean Peso	MSCO	Buy	214,571,000	423,813		1/09/12	16,464	—
Chilean Peso	DBAB	Buy	125,650,000	247,811		1/09/12	10,009	—
Chilean Peso	DBAB	Buy	176,530,000	348,158		1/10/12	14,026	—
Japanese Yen	BZWS	Sell	167,350,000	2,023,579		1/10/12	—	(30,715)
Japanese Yen	UBSW	Sell	83,670,000	1,011,888		1/10/12	—	(15,197)
Japanese Yen	CITI	Sell	83,690,000	1,012,608		1/10/12	—	(14,723)
Euro	BZWS	Sell	1,370,694	1,773,678		1/11/12	—	(105,759)
Euro	UBSW	Sell	368,000	476,348		1/11/12	—	(28,237)
Japanese Yen	DBAB	Sell	83,940,000	1,015,227		1/12/12	—	(15,215)
Japanese Yen	HSBK	Sell	84,030,000	1,018,360		1/12/12	—	(13,186)
Chilean Peso	MSCO	Buy	198,000,000	390,186		1/13/12	15,926	—
Japanese Yen	BZWS	Sell	133,750,000	1,619,249		1/13/12	—	(22,690)
Japanese Yen	HSBK	Sell	134,760,000	1,632,722		1/13/12	—	(21,616)
Japanese Yen	UBSW	Sell	106,390,000	1,288,576		1/13/12	—	(17,487)
Philippine Peso	JPHQ	Buy	96,947,000	2,202,090		1/13/12	—	(2,041)
Australian Dollar	FBCO	Buy	13,288,244	12,489,621		1/17/12	486,209	—

Semiannual Report | 43

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton Global Total Return Fund

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Philippine Peso	HSBK	Buy	15,560,000	353,773		1/17/12	$ —	$ (692)
Japanese Yen	HSBK	Sell	126,059,100	1,531,628		1/18/12	—	(16,054)
Philippine Peso	HSBK	Buy	10,377,000	232,955		1/18/12	2,511	—
Philippine Peso	DBAB	Buy	5,918,000	132,825		1/18/12	1,462	—
Philippine Peso	DBAB	Buy	3,703,000	83,382		1/19/12	642	—
Philippine Peso	JPHQ	Buy	14,778,000	328,510		1/19/12	6,814	—
Japanese Yen	MSCO	Sell	5,282,022,900	64,200,000		1/20/12	—	(652,295)
Norwegian Krone	MSCO	Buy	142,538,040	17,970,000	EUR	1/20/12	321,657	—
Swedish Krona	MSCO	Buy	108,406,800	12,000,000	EUR	1/20/12	336,450	—
Euro	DBAB	Sell	23,810,000	31,975,878		1/23/12	—	(660,564)
Australian Dollar	CITI	Buy	6,370,678	6,000,351		1/24/12	214,839	—
British Pound	BZWS	Buy	7,000,833	11,092,337		1/24/12	219,137	—
British Pound	CITI	Buy	4,661,845	7,366,974		1/24/12	165,321	—
British Pound	DBAB	Buy	6,981,061	11,050,461		1/24/12	229,067	—
British Pound	DBAB	Buy	3,853,494	6,131,487		1/26/12	94,393	—
Euro	BZWS	Sell	888,633	1,197,878		1/26/12	—	(20,074)
Euro	DBAB	Sell	1,100,000	1,494,075		1/26/12	—	(13,574)
Japanese Yen	BZWS	Sell	209,770,000	2,550,085		1/26/12	—	(25,770)
Japanese Yen	UBSW	Sell	183,530,000	2,232,589		1/26/12	—	(21,054)
Japanese Yen	DBAB	Sell	174,474,569	2,124,968		1/26/12	—	(17,480)
Philippine Peso	HSBK	Buy	15,125,000	335,887		1/26/12	7,265	—
British Pound	JPHQ	Buy	969,817	1,542,979		1/27/12	23,859	—
British Pound	BZWS	Buy	4,883,699	7,681,204		1/27/12	208,909	—
British Pound	MSCO	Buy	2,910,475	4,581,772		1/27/12	120,397	—
Euro	CITI	Sell	137,500	185,918		1/27/12	—	(2,533)
Japanese Yen	HSBK	Sell	225,900,265	2,756,226		1/27/12	—	(17,756)
British Pound	JPHQ	Buy	1,926,508	3,032,054		1/30/12	80,164	—
Chilean Peso	JPHQ	Buy	440,000,000	871,115		1/30/12	29,824	—
Euro	BZWS	Sell	2,470,000	3,359,200		1/30/12	—	(25,783)
Norwegian Krone	UBSW	Buy	20,615,000	2,578,164	EUR	1/30/12	73,643	—
Swedish Krona	UBSW	Buy	25,173,000	2,803,838	EUR	1/30/12	52,815	—
Swedish Krona	DBAB	Buy	9,800,000	1,091,253	EUR	1/30/12	20,969	—
British Pound	MSCO	Buy	1,017,577	1,610,926		1/31/12	32,896	—
Chilean Peso	JPHQ	Buy	638,000,000	1,276,638		1/31/12	29,593	—
Chilean Peso	DBAB	Buy	641,000,000	1,276,765		1/31/12	35,608	—
Euro	DBAB	Sell	921,000	1,252,560		1/31/12	—	(9,579)
British Pound	CITI	Buy	3,407,298	5,389,562		2/01/12	114,532	—
British Pound	MSCO	Buy	3,922,955	6,183,813		2/01/12	153,265	—
British Pound	BZWS	Buy	422,792	666,603		2/01/12	16,368	—
Euro	UBSW	Sell	2,559,000	3,484,565		2/01/12	—	(22,194)
Chilean Peso	DBAB	Buy	372,800,000	736,613		2/02/12	26,499	—
Chilean Peso	MSCO	Buy	234,360,800	470,000		2/02/12	9,731	—
Euro	DBAB	Sell	900,000	1,225,350		2/02/12	—	(7,943)
Chilean Peso	DBAB	Buy	180,800,000	356,889		2/03/12	13,167	—
British Pound	DBAB	Sell	322,845	519,523		2/06/12	—	(1,926)
Indian Rupee	JPHQ	Buy	22,900,000	474,907		2/06/12	3,008	—

44 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton Global Total Return Fund

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Indian Rupee	HSBK	Buy	66,000,000	1,369,863		2/06/12	$ 7,532	$ —
Chilean Peso	DBAB	Buy	126,910,000	257,398		2/07/12	2,254	—
Indian Rupee	HSBK	Buy	28,500,000	592,146		2/07/12	2,551	—
Singapore Dollar	DBAB	Buy	5,045,000	3,950,542		2/07/12	22,363	—
Singapore Dollar	HSBK	Buy	5,044,000	3,950,254		2/07/12	21,864	—
Australian Dollar	UBSW	Buy	1,080,406	1,047,724		2/08/12	4,244	—
Australian Dollar	MSCO	Buy	1,080,705	1,050,823		2/08/12	1,435	—
Chilean Peso	BZWS	Buy	173,800,000	350,828		2/08/12	4,724	—
Chilean Peso	JPHQ	Buy	172,600,000	348,863		2/08/12	4,233	—
Chilean Peso	DBAB	Buy	259,200,000	526,294		2/08/12	3,964	—
Indian Rupee	HSBK	Buy	47,340,000	984,404		2/08/12	3,273	—
Norwegian Krone	UBSW	Buy	4,920,000	620,836	EUR	2/08/12	9,703	—
Singapore Dollar	DBAB	Buy	10,048,000	7,900,825		2/08/12	11,931	—
Australian Dollar	DBAB	Buy	690,000	54,770,820	JPY	2/09/12	—	(996)
Australian Dollar	CITI	Buy	690,000	54,751,500	JPY	2/09/12	—	(758)
Australian Dollar	BZWS	Buy	690,000	54,717,000	JPY	2/09/12	—	(335)
Chilean Peso	BZWS	Buy	357,900,000	722,374		2/09/12	9,727	—
Euro	DBAB	Sell	333,000	448,498		2/09/12	—	(7,732)
Norwegian Krone	UBSW	Buy	6,876,600	864,579	EUR	2/09/12	17,835	—
Norwegian Krone	DBAB	Buy	9,825,000	1,235,616	EUR	2/09/12	25,014	—
Singapore Dollar	BZWS	Buy	1,443,266	1,132,986		2/09/12	3,582	—
Chilean Peso	DBAB	Buy	100,600,000	204,388		2/10/12	1,373	—
Euro	BZWS	Sell	344,000	466,464		2/10/12	—	(4,824)
Japanese Yen	MSCO	Sell	233,392,000	2,856,241		2/10/12	—	(10,553)
Japanese Yen	HSBK	Sell	85,634,000	1,046,103		2/10/12	—	(5,754)
Chilean Peso	BZWS	Buy	169,400,000	343,750		2/13/12	2,627	—
Euro	UBSW	Sell	1,757,000	2,385,602		2/13/12	—	(21,329)
Singapore Dollar	HSBK	Buy	5,216,200	4,096,076		2/13/12	11,711	—
British Pound	BZWS	Buy	2,694,503	4,293,367		2/14/12	57,763	—
Chilean Peso	MSCO	Buy	226,130,000	465,145		2/14/12	—	(2,816)
Chilean Peso	DBAB	Buy	99,300,000	202,488		2/14/12	534	—
Euro	DBAB	Sell	344,000	465,071		2/14/12	—	(6,165)
Singapore Dollar	HSBK	Buy	3,755,700	2,949,186		2/14/12	8,456	—
British Pound	MSCO	Buy	3,666,682	5,829,071		2/15/12	91,790	—
Japanese Yen	JPHQ	Sell	30,000,000	365,497		2/15/12	—	(3,035)
Japanese Yen	DBAB	Sell	25,457,570	309,891		2/15/12	—	(2,840)
British Pound	CITI	Buy	3,143,825	4,997,729		2/16/12	78,700	—
Chilean Peso	MSCO	Buy	409,370,000	850,197		2/16/12	—	(13,397)
Euro	JPHQ	Sell	82,000	109,683		2/16/12	—	(2,640)
Euro	UBSW	Sell	82,000	109,730		2/16/12	—	(2,593)
Japanese Yen	JPHQ	Sell	17,370,000	209,985		2/16/12	—	(3,399)
Singapore Dollar	DBAB	Buy	6,405,000	5,009,895		2/17/12	34,130	—
Singapore Dollar	HSBK	Buy	6,405,000	5,010,051		2/17/12	33,973	—
Singapore Dollar	BZWS	Buy	4,267,000	3,339,725		2/17/12	20,595	—
Chilean Peso	DBAB	Buy	108,310,000	223,966		2/21/12	—	(2,678)
Chilean Peso	JPHQ	Buy	121,600,000	249,628		2/21/12	—	(1,187)

Semiannual Report | 45

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton Global Total Return Fund

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Chilean Peso	JPHQ	Buy	206,400,000	428,438		2/22/12	$ —	$ (6,784)
Japanese Yen	HSBK	Sell	199,040,000	2,401,979		2/22/12	—	(43,459)
Philippine Peso	HSBK	Buy	23,321,060	534,519		2/22/12	—	(5,687)
Philippine Peso	DBAB	Buy	23,299,500	534,025		2/22/12	—	(5,681)
Chilean Peso	DBAB	Buy	73,590,000	152,033		2/23/12	—	(1,712)
Indian Rupee	HSBK	Buy	46,198,376	966,695		2/23/12	—	(4,956)
Japanese Yen	JPHQ	Sell	199,200,000	2,402,750		2/23/12	—	(44,704)
Singapore Dollar	DBAB	Buy	8,589,000	6,719,238		2/24/12	44,837	—
Australian Dollar	BZWS	Buy	20,898,335	19,943,365		2/27/12	354,407	—
Chilean Peso	MSCO	Buy	259,650,000	535,168		2/27/12	—	(4,994)
Chilean Peso	DBAB	Buy	91,000,000	188,001		2/27/12	—	(2,190)
Polish Zloty	DBAB	Buy	37,383,002	9,192,285	EUR	2/27/12	44,235	—
Singapore Dollar	DBAB	Buy	5,355,000	4,199,671		2/27/12	17,572	—
Chilean Peso	JPHQ	Buy	237,800,000	489,804		2/28/12	—	(4,294)
Chilean Peso	MSCO	Buy	317,000,000	646,807		2/28/12	404	—
Chilean Peso	DBAB	Buy	91,000,000	188,001		2/29/12	—	(2,228)
Chilean Peso	BZWS	Buy	219,300,000	446,731		2/29/12	964	—
Euro	JPHQ	Sell	20,456,395	27,947,527		2/29/12	—	(63,530)
Polish Zloty	DBAB	Buy	23,308,950	5,719,707	EUR	2/29/12	42,840	—
Singapore Dollar	DBAB	Buy	5,362,000	4,199,825		2/29/12	22,952	—
Chilean Peso	BZWS	Buy	109,800,000	223,352		3/01/12	779	—
Chilean Peso	DBAB	Buy	39,500,000	80,432		3/01/12	198	—
Japanese Yen	JPHQ	Sell	284,200,000	3,496,555		3/01/12	4,259	—
Japanese Yen	UBSW	Sell	316,900,000	3,898,197		3/01/12	4,076	—
Japanese Yen	HSBK	Sell	284,000,000	3,495,385		3/01/12	5,546	—
Polish Zloty	DBAB	Buy	10,675,130	2,626,367	EUR	3/01/12	10,046	—
Chilean Peso	DBAB	Buy	39,500,000	80,432		3/02/12	190	—
Unrealized appreciation (depreciation)							18,162,532	(21,111,760)
Net unrealized appreciation (depreciation)								$ (2,949,228)

*In U.S. dollars unless otherwise indicated.

Counterparty	Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Amount*	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
CITI	Receive	4.347%	3-month USD BBA LIBOR	4,680,000	2/25/41	$ —	$ (63,739)
JPHQ	Receive	4.350%	3-month USD BBA LIBOR	4,680,000	2/25/41	—	(65,935)
JPHQ	Receive	4.299%	3-month USD BBA LIBOR	1,170,000	3/01/41	—	—
JPHQ	Receive	4.320%	3-month USD BBA LIBOR	3,510,000	2/28/41	—	(27,300)
Unrealized appreciation (depreciation)						—	(156,974)
Net unrealized appreciation (depreciation)							$(156,974)

*In U.S. dollars unless otherwise indicated.

See Abbreviations on page 65.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 47

48 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 49

50 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited)

Templeton Global Total Return Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of three separate funds. The Templeton Global Total Return Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted

Semiannual Report | 51

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Derivatives listed on an exchange are valued at the official closing price of the day.

Certain derivative financial instruments trade in the over-the-counter market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

52 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a Delayed Delivery Basis

The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the

Semiannual Report | 53

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments (continued)

counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund entered into financial futures contracts primarily to manage interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell a security for a specific price on a future date. Required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the underlying security. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

The Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Pursuant to the terms of the interest rate swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

See Note 11 regarding other derivative information.

e. Credit-Linked Notes

The Fund may purchase credit-linked notes. Credit-linked notes are intended to replicate the economic effects that would apply had the Fund directly purchased the underlying reference asset. The risks of credit-linked notes include the potential default of the underlying reference asset relative to the credit-linked note, the potential inability of the Fund to dispose of the credit-linked note in the normal course of business, and the possible inability of the counter-parties to fulfill their obligations under the contracts.

54 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
f.	Senior Floating Rate Interests

Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

g. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund’s application of those tax rules is subject to its understanding. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of February 28, 2011, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation. The Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax effects will significantly change in the next twelve months.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability for unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

h. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected

Semiannual Report | 55

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
h.	Security Transactions, Investment Income, Expenses and Distributions (continued)

term of the loan. Dividend income recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statement of Operations.

i. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

56 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
j.	Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At February 28, 2011, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

Semiannual Report | 57

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

b. Administrative Fees

The Funds pays an administrative fee to FT Services of 0.20% per year of average daily net assets of the Fund.

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

58 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

e. Transfer Agent Fees

For the period ended February 28, 2011, the Fund paid transfer agent fees of $323,020, of which $168,564 was retained by Investor Services.

f. Waiver and Expense Reimbursements

Advisers and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 0.84% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until December 31, 2011.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended February 28, 2011, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At August 31, 2010, the Fund had tax basis capital losses of $305,582 expiring in 2018.

For tax purposes, realized capital losses occurring subsequent to October 31 may be deferred and treated as occurring on the first day of the following fiscal year. At August 31, 2010, the Fund deferred realized capital losses of $3,033,051.

Semiannual Report | 59

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

5. INCOME TAXES (continued)

At February 28, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, swaps, non-deductible offering costs, bond discounts and premiums, tax straddles, payments-in-kind and inflation related adjustments on foreign securities.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, financial futures contracts, bond discounts and premiums and tax straddles.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2011, aggregated $743,706,833 and $54,243,236, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT RISK AND DEFAULTED SECURITIES

At February 28, 2011, the Fund had 34.40% of its portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

60 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

8. CREDIT RISK AND DEFAULTED SECURITIES (continued)

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At February 28, 2011, the aggregate value of these securities was $10, representing less than 0.01% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

9. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

10. RESTRICTED SECURITIES

The Fund may invest in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At February 28, 2011, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

aThe Fund also invests in unrestricted securities or other investments in the issuer, valued at $115,187 as of February 28, 2011.

Semiannual Report | 61

Templeton Income Trust

Notes to Financial Statements (unaudited) *(continued)*

Templeton Global Total Return Fund

11. Other Derivative Information

	Asset Derivatives		Liability Derivatives	
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value Amount	Statement of Assets and Liabilities Location	Fair Value Amount
Interest rate contracts ...	Unrealized appreciation on swap contracts	$ —	Unrealized depreciation on swap contracts	$ 156,974
Foreign exchange contracts	Unrealized appreciation on forward exchange contracts	18,162,532	Unrealized depreciation on forward exchange contracts	21,111,760

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Realized Gain (Loss) for the Period	Change in Unrealized Appreciation (Depreciation) for the Period	Average Amount Outstanding During the Period[a]
Interest rate contracts	Net realized gain (loss) from futures and swap contracts / Net change in unrealized appreciation (depreciation) on investments	$ 684	$ (156,932)	556,563
Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions / Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies	8,939,376	(8,054,706)	819,467,519

See Note 1(d) regarding derivative financial instruments.

12. Credit Facility

62 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

12. CREDIT FACILITY (continued)

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended February 28, 2011, the Fund did not use the Global Credit Facility.

13. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

Semiannual Report | 63

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

13. FAIR VALUE MEASUREMENTS (continued)

The following is a summary of the inputs used as of February 28, 2011, in valuing the Fund’s assets and liabilities carried at fair value:

14. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

64 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited)

Selected Portfolio

Semiannual Report | 65

Templeton Income Trust

Shareholder Information

Templeton Global Total Return Fund

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

66 | Semiannual Report

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FEBRUARY 28, 2011

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

A series of Templeton Income Trust

Sign up for electronic delivery on **franklintempleton.com**

FIXED INCOME

Templeton International Bond Fund

FRANKLIN TEMPLETON INVESTMENTS

Franklin · **Templeton** · Mutual Series

Semiannual Report

Templeton International Bond Fund

Your Fund’s Goal and Main Investments: Templeton International Bond Fund seeks current income with capital appreciation and growth of income. The Fund invests predominantly in non-U.S. securities and, under normal market conditions, invests at least 80% of its net assets in “bonds.” Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures.

Portfolio Breakdown

Based on Total Net Assets as of 2/28/11

We are pleased to bring you Templeton International Bond Fund’s semiannual report for the period ended February 28, 2011.

Performance Overview

For the six months under review, Templeton International Bond Fund –Class A delivered a +6.39% cumulative total return. The Fund outperformed the non-U.S. world government bond market as measured by its benchmark, the Citigroup Non-USD World Government Bond Index (WGBI), which had

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 19.

Semiannual Report | 3

cumulative total returns of -3.28% in local currency terms and +2.38% in U.S. dollar terms for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 10.

Economic and Market Overview

The period under review was relatively favorable overall for risk assets as equity markets performed well and bond yields generally rose, supported by the strengthening global economic recovery. Emerging markets continued to recover with many returning to pre-crisis activity levels. Previous market fears of a hard landing in emerging markets, China in particular, proved unfounded during the reporting period. Although some developed economies, such as those of Australia and Scandinavia, also enjoyed relatively strong recoveries, the G-3 (U.S., eurozone and Japan) continued to experience growth that was slow by historical standards. Although the pace of improvement was not as fast as many would have liked, the economic recovery became more entrenched during the period, particularly in the U.S. and some parts of Europe. Private sector investment expanded, driven by strong corporate profitability. In addition, while labor markets remained weak, private sector hiring strengthened during the period.

Against this backdrop of firming global growth, markets absorbed several shocks during the review period. Two distinct geopolitical risks arose that temporarily raised market volatility. Tensions flared on the Korean Peninsula in November 2010 as North Korea attacked the South Korean island of Yeongyeong, killing two soldiers. The attack was followed by a period of elevated rhetoric, but eventually cooler heads prevailed as the countries’ leaders seemed to realize it was ultimately not in either side’s interests to provoke an armed conflict. Geopolitical tensions rose again toward period-end, this time in the Middle East. Protesters in Tunisia succeeded in ousting their long-time ruler and, in the process, helped inspire a wave of regional unrest in several countries with autocratic rulers. Subsequently, President Mubarak of Egypt was compelled to step down after 30 years of rule, following weeks of protests. Thankfully, those protests were relatively peaceful, and the army eventually stepped in and took control from the government. In contrast, as the period ended, Libya was in the midst of a much more violent conflict between protestors and the government of Muammar Qadhafi. Although at period-end it was still too early to know the ultimate outcomes

1. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

4 | Semiannual Report

of these uprisings, the short-term effect was increased market volatility. Oil prices in particular rose as Libya’s exports were impacted and fears about the potential effects of spreading unrest elsewhere in the Middle East worried the market.

Another adverse shock to financial markets had less to do with politics, though it ultimately brought down a government and forced a new election.

Concerns about the solvency of highly indebted eurozone governments resurfaced early in the review period with market attention focused on Ireland. The Irish government’s guarantee of bank liabilities significantly increased what had been a manageable debt burden. In addition, fears grew that losses in the banking sector may have been significantly more than originally estimated. Concerns arose about the government’s ability to finance this growing debt burden and were exacerbated by rising interest rates. However, unlike in May 2010 when financial market concerns focused on Greece, broader financial markets remained fairly calm. Importantly, liquidity mechanisms were already in place to help ensure credit markets continued to function and did not transmit the crisis more broadly. Further, support was made available from the European System of Financial Supervisors (ESFS) that could keep the Irish government from having to return to the market over the short term.

The divergent conditions between economies led to increasing differences in economic policies around the world. In countries where recoveries were strong, policy was tightened during the period as output gaps closed and inflationary pressures showed early signs of picking up. In contrast, in much of the developed world, significant slack remained as economic growth was below trend. This prompted G-3 policymakers to maintain historically loose monetary policy. A consequence of these divergent conditions was a further increase of capital flows to emerging markets. This foreign investment lowered the cost of capital in the recipient countries, which strengthened their recoveries but also prompted fears of potential asset price bubbles and currency overvaluation.

Investment Strategy

We invest selectively in non-U.S. bonds around the world based upon our assessment of changing market, political and economic conditions. While seeking opportunities, we monitor various factors including changes in interest rates, currency exchange rates and credit risks. We seek to manage the Fund’s exposure to various currencies and may utilize forward currency exchange contracts.

Semiannual Report | 5

Manager’s Discussion

The Fund’s total return was influenced by various factors, including interest rate developments, currency movements and exposure to sovereign debt markets.

Interest Rate Strategy

The Fund maintained defensive duration positioning throughout the period. Historically low interest rates that prevailed in much of the developed world at the beginning of the period gradually rose as economic activity improved and concern increased over the sustainability of relatively loose monetary and fiscal policies. While policy rates were unchanged, yields for 10-year government bonds rose 77 basis points (bps; 100 bps equal one percentage point) in the U.K., 29 bps in Japan and 105 bps in Germany. Because bond prices generally fall as yields rise, the benchmark Citigroup Non-USD WGBI posted relatively poor performance; however, the Fund owned none of these bonds during the reporting period, which contributed significantly to relative Fund performance. The Fund maintained little duration exposure in emerging markets, except in a select few countries where rates were already quite high. Although Indonesia’s and Brazil’s central banks raised their policy rates during the period and long-term bond yields rose modestly, relatively high returns compensated for this, and the Fund’s duration exposure in these countries contributed marginally to relative performance. In contrast, duration exposure in Mexico detracted from relative results as yields rose in line with those in the U.S. even though the country’s central bank left rates unchanged.

Currency Strategy

The Fund’s diversified currency exposure moderately detracted from relative performance, mainly due to the Fund’s negative euro exposure, through the use of forward currency exchange contracts. As part of the Fund’s investment strategy, the Fund utilized forward currency exchange contracts to hedge or gain exposure to various currencies during the reporting period. The U.S. dollar was broadly weaker during the period as risk appetite improved and most economies grew at faster paces than in the U.S. and attracted substantial foreign investment. The trade-weighted U.S. dollar fell 7.25% during the period.2 Dollar weakness was particularly pronounced early in the period as the market priced in Federal Reserve Board (Fed) Chairman Bernanke’s announcement of a second quantitative easing program. This dollar weakness and firming global growth supported commodity prices, which in turn favored the currencies of several Latin American economies. The Fund benefited from its exposures to the Mexican peso, Brazilian real and Chilean peso in particular. Although Mexico’s economy did not grow as quickly as those of Chile or Brazil, it benefited from

6 | Semiannual Report

2. Source: IDC/Exshare.

strong manufacturing exports due in part to rebounding U.S. economic activity. The Mexican peso appreciated 8.78% against the U.S. dollar during the six months under review, outperforming the Chilean peso, up 5.52% versus the dollar, and the Brazilian real, up 5.77%.2 The Mexican peso’s outperformance occurred even though the recoveries in Chile and Brazil led to interest rate hikes aimed at limiting increasing inflationary pressure.

The Fund’s exposure to Asian currencies significantly benefited performance despite the Fund’s large negative exposure to the Japanese yen, through the use of forward currency exchange contracts, which detracted from relative results. The Japanese yen strengthened 2.49% against the U.S. dollar during the period as demand for Japanese exports was strong.2 Although Japan’s location and specialization in machinery and equipment made it well situated to benefit from robust demand from Asia for capital goods, domestic demand remained anemic and deflation persisted. Elsewhere in developed Asia, the Fund benefited significantly from its overweighted exposure to the Australian dollar, which appreciated 14.41% against the U.S. dollar.2 Although Chinese demand for Australia’s exports benefited the currency, Australia’s domestic economy was also a contributing factor to the currency’s strength. Mining industry investment boomed during the period, which ultimately benefited other industries. The Reserve Bank of Australia continued to tighten policy during the period after it had previously become one of the first developed economies in the world to raise interest rates. Central banks in India, Indonesia and South Korea also tightened policy during the period as economic slack continued to be absorbed. The Fund’s exposure to these currencies benefited performance as did its exposures to the Malaysian ringgit and Philippine peso, which appreciated 2.87% and 4.06% against the U.S. dollar.2

The euro strengthened against the dollar during the period as fears eased of defaults in the non-euro eurozone. In addition, building inflationary pressures and the strength of large, regional economies, Germany’s in particular, led to expectations the European Central Bank would begin normalizing policy before the U.S. Fed. The euro strengthened 8.67% against the U.S. dollar during the period, and the Fund’s large underweighted exposure was the biggest detractor from relative performance.2 However, this negative effect was partially offset by the Fund’s exposure to some other European currencies that appreciated against both the U.S. dollar and the euro. For example, the Norwegian krone appreciated 12.38% against the dollar as the economy ben-efited from relatively strong growth and rising oil prices.2 Sweden’s currency also performed well as the krona appreciated 16.44% against the dollar amid strengthening economic activity.2 Sweden’s gross domestic product grew a

*Holding is a negative percentage because of the Fund’s holdings of forward currency exchange contracts.

Semiannual Report | 7

very strong 7.3% year-over-year in fourth quarter 2010 and indicators such as industrial production continued strengthening early in 2011.3

Global Sovereign Debt Strategy

The Fund purchased investment-grade and subinvestment-grade sovereign debt that typically compensates for greater credit risk by offering higher yields relative to U.S. Treasury and European benchmark bonds. Improved risk appetite benefited high yielding credits during the period. However, on the whole, the resulting spread compression did not quite compensate for rising yields of the underlying “risk-free assets,” such as U.S. Treasuries. The Fund’s selective exposure to sovereign credit benefited performance overall. As financial markets began reflecting the underlying strength of emerging economies, many traditional emerging markets could borrow more cheaply than some eurozone members and, in several cases, U.S. states. U.S. dollar-denominated emerging market debt had a -0.45% total return during the period as measured by the J.P. Morgan (JPM) Emerging Markets Bond Index (EMBI) Global.4 Sovereign interest rate credit spreads fell 22 bps during the period.4 Regionally, Latin American sovereign debt posted a +0.08% total return, Asian debt a -2.79% total return, and central and eastern European debt a +0.61% total return.4

Thank you for your continued participation in Templeton International Bond Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of February 28, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Sonal Desai assumed portfolio manager responsibilities for the Fund in January 2011. She is also director of research for the Franklin Templeton Fixed Income Group’s international bond department. She is responsible for shaping the research agenda of the international bond department and providing macroeconomic analysis to the fixed income team. This includes facilitating broader research efforts leveraging the fixed income group’s local resources across several emerging markets. Dr. Desai acts as a key resource for the firm’s Fixed Income Policy Committee, which provides policy views on sectors, markets and currencies.

Dr. Desai has over 16 years of experience in the financial sector. She joined Franklin Templeton in 2009 from Thames River Capital in London, where she was responsible for shaping the top-down global view on macroeconomic and market developments. Dr. Desai started her career as an assistant professor of economics at the University of Pittsburgh, and then worked for over six years at the International Monetary Fund, in Washington, DC. She was involved in the negotiation and monitoring of IMF programs in several emerging market countries, and in the assessment of the overall design and effectiveness of IMF adjustment programs. Following this she joined the private financial sector and worked for about five years as director and senior economist for Dresdner Kleinwort Wasserstein in London.

Semiannual Report | 9

Performance Summary as of 2/28/11

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

10 | Semiannual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.74% (other than certain nonroutine expenses) until 12/31/11.

Semiannual Report | 11

Performance Summary (continued)

Endnotes

Changes in interest rates will affect the value of the Fund’s portfolio and its share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. The risks associated with higher yielding, lower rated securities include higher risk of default and loss of principal. The Fund’s use of derivatives and foreign currency techniques involves special risks as such techniques may not achieve the anticipated benefits and/or may result in losses to the Fund. Also, the Fund is nondiversified, and investing in a nondiversified fund involves the risk of greater price fluctua-tion than a more diversified portfolio. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Class R:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

6. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

12 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and

  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 13

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.04%; C: 1.39%; R: 1.24%; and Advisor: 0.74%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

14 | Semiannual Report

Templeton Income Trust

Financial Highlights

Templeton International Bond Fund

Class A	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	2009	2008[a]
Per share operating performance				
(for a share outstanding throughout the period)				
Net asset value, beginning of period	$11.35	$10.52	$ 9.93	$10.00
Income from investment operations[b]:				
Net investment income[c]	0.20	0.40	0.45	0.29
Net realized and unrealized gains (losses)	0.52	0.92	0.82	(0.04)
Total from investment operations	0.72	1.32	1.27	0.25
Less distributions from:				
Net investment income and net foreign currency gains	(0.23)	(0.45)	(0.68)	(0.32)
Net realized gains	(0.03)	(0.04)	—[d]	—
Total distributions	(0.26)	(0.49)	(0.68)	(0.32)
Redemption fees[e]	—	—	—	—[d]
Net asset value, end of period	$11.81	$11.35	$10.52	$ 9.93
Total return[f]	6.39%	12.62%	13.63%	2.48%
Ratios to average net assets[g]				
Expenses before waiver and payments by affiliates	1.25%	1.42%[h]	2.01%[h]	2.89%[h]
Expenses net of waiver and payments by affiliates	1.04%	1.04%	1.02%	1.05%
Net investment income	3.48%	3.53%	4.61%	3.90%
Supplemental data				
Net assets, end of period (000's)	$75,786	$61,688	$20,379	$13,777
Portfolio turnover rate	1.74%	8.86%	74.81%	14.76%

[a]For the period December 3, 2007 (commencement of operations) to August 31, 2008.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Amount rounds to less than $0.01 per share.
[e]Effective September 1, 2008, the redemption fee was eliminated.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.
[h]Benefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Templeton Income Trust

Financial Highlights *(continued)*

Templeton International Bond Fund

Class C	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	2009	2008[a]
Per share operating performance				
(for a share outstanding throughout the period)				
Net asset value, beginning of period	$11.36	$10.53	$ 9.94	$10.00
Income from investment operations[b]:				
Net investment income[c]	0.18	0.36	0.42	0.28
Net realized and unrealized gains (losses)	0.52	0.92	0.81	(0.04)
Total from investment operations	0.70	1.28	1.23	0.24
Less distributions from:				
Net investment income and net foreign currency gains	(0.21)	(0.41)	(0.64)	(0.30)
Net realized gains	(0.03)	(0.04)	—[d]	—
Total distributions	(0.24)	(0.45)	(0.64)	(0.30)
Redemption fees[e]	—	—	—	—[d]
Net asset value, end of period	$11.82	$11.36	$10.53	$ 9.94
Total return[f]	6.19%	12.21%	13.15%	2.41%
Ratios to average net assets[g]				
Expenses before waiver and payments by affiliates	1.60%	1.77%[h]	2.38%[h]	3.23%[h]
Expenses net of waiver and payments by affiliates	1.39%	1.39%	1.39%	1.39%
Net investment income	3.13%	3.18%	4.24%	3.55%
Supplemental data				
Net assets, end of period (000's)	$16,049	$13,003	$6,433	$2,041
Portfolio turnover rate	1.74%	8.84%	74.81%	14.76%

[a]For the period December 3, 2007 (commencement of operations) to August 31, 2008.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Amount rounds to less than $0.01 per share.
[e]Effective September 1, 2008, the redemption fee was eliminated.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.
[h]Benefit of expense reduction rounds to less than 0.01%.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Financial Highlights *(continued)*

Templeton International Bond Fund

Class R	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	2009	2008[a]
Per share operating performance				
(for a share outstanding throughout the period)				
Net asset value, beginning of period	$11.35	$10.52	$ 9.93	$10.00
Income from investment operations[b]:				
Net investment income[c]	0.19	0.37	0.44	0.29
Net realized and unrealized gains (losses)	0.52	0.93	0.80	(0.05)
Total from investment operations	0.71	1.30	1.24	0.24
Less distributions from:				
Net investment income and net foreign currency gains	(0.21)	(0.43)	(0.65)	(0.31)
Net realized gains	(0.03)	(0.04)	—[d]	—
Total distributions	(0.24)	(0.47)	(0.65)	(0.31)
Redemption fees[e]	—	—	—	—[d]
Net asset value, end of period	$11.82	$11.35	$10.52	$ 9.93
Total return[f]	6.19%	12.49%	13.34%	2.37%
Ratios to average net assets[g]				
Expenses before waiver and payments by affiliates	1.45%	1.62%[h]	2.23%[h]	3.08%[h]
Expenses net of waiver and payments by affiliates	1.24%	1.24%	1.24%	1.24%
Net investment income	3.28%	3.33%	4.39%	3.70%
Supplemental data				
Net assets, end of period (000's)	$535	$413	$284	$203
Portfolio turnover rate	1.74%	8.84%	74.81%	14.76%

[a]For the period December 3, 2007 (commencement of operations) to August 31, 2008.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Amount rounds to less than $0.01 per share.
[e]Effective September 1, 2008, the redemption fee was eliminated.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.
[h]Benefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

Templeton Income Trust

Financial Highlights *(continued)*

Templeton International Bond Fund

Advisor Class	Six Months Ended February 28, 2011 (unaudited)	Year Ended August 31, 2010	2009	2008[a]
Per share operating performance				
(for a share outstanding throughout the period)				
Net asset value, beginning of period	$11.36	$10.53	$ 9.95	$10.00
Income from investment operations[b]:				
Net investment income[c]	0.22	0.43	0.50	0.34
Net realized and unrealized gains (losses)	0.51	0.92	0.79	(0.06)
Total from investment operations	0.73	1.35	1.29	0.28
Less distributions from:				
Net investment income and net foreign currency gains	(0.24)	(0.48)	(0.71)	(0.33)
Net realized gains	(0.03)	(0.04)	—[d]	—
Total distributions	(0.27)	(0.52)	(0.71)	(0.33)
Redemption fees[e]	—	—	—	—[d]
Net asset value, end of period	$11.82	$11.36	$10.53	$ 9.95
Total return[f]	6.54%	12.94%	13.82%	2.83%
Ratios to average net assets[g]				
Expenses before waiver and payments by affiliates	0.95%	1.12%[h]	1.73%[h]	2.58%[h]
Expenses net of waiver and payments by affiliates	0.74%	0.74%	0.74%	0.74%
Net investment income	3.78%	3.83%	4.89%	4.20%
Supplemental data				
Net assets, end of period (000's)	$44,037	$17,404	$4,159	$160
Portfolio turnover rate	1.74%	8.86%	74.81%	14.76%

[a]For the period December 3, 2007 (commencement of operations) to August 31, 2008.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Amount rounds to less than $0.01 per share.
[e]Effective September 1, 2008, the redemption fee was eliminated.
[f]Total return is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.
[h]Benefit of expense reduction rounds to less than 0.01%.

18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited)

Templeton International Bond Fund	Principal Amount*	Value
Foreign Government and Agency Securities 66.5%		
Argentina 0.3%		
[a,b] Government of Argentina, senior bond, FRN, 0.467%, 8/03/12	1,833,000	$ 439,462
Australia 12.0%		
Government of Australia, TB123, 5.75%, 4/15/12	1,340,000 AUD	1,378,914
New South Wales Treasury Corp.,		
6.00%, 5/01/12	3,520,000 AUD	3,625,116
senior note, 5.50%, 3/01/17	296,000 AUD	299,650
Queensland Treasury Corp.,		
6.00%, 6/14/11	2,375,000 AUD	2,426,567
6.00%, 8/14/13	1,268,000 AUD	1,316,196
6.00%, 9/14/17	100,000 AUD	103,440
[c] 144A, 7.125%, 9/18/17	30,000 NZD	24,640
Western Australia Treasury Corp., 5.50%, 7/17/12	6,965,000 AUD	7,134,657
		16,309,180
Brazil 2.9%		
Nota Do Tesouro Nacional,		
10.00%, 1/01/12	1,665[d] BRL	981,737
10.00%, 1/01/17	1,750[d] BRL	950,462
[e] Index Linked, 6.00%, 5/15/13	110[d] BRL	131,444
[e] Index Linked, 6.00%, 5/15/15	1,615[d] BRL	1,913,292
		3,976,935
Canada 0.0%[†]		
Province of Manitoba, 6.375%, 9/01/15	10,000 NZD	8,005
Hungary 1.2%		
Government of Hungary, senior note,		
3.50%, 7/18/16	25,000 EUR	31,094
4.375%, 7/04/17	150,000 EUR	190,485
5.75%, 6/11/18	395,000 EUR	534,707
6.25%, 1/29/20	820,000	841,423
3.875%, 2/24/20	55,000 EUR	64,655
		1,662,364
Indonesia 4.8%		
Government of Indonesia,		
FR31, 11.00%, 11/15/20	15,418,000,000 IDR	2,015,950
FR34, 12.80%, 6/15/21	8,451,000,000 IDR	1,220,008
FR35, 12.90%, 6/15/22	1,670,000,000 IDR	238,796
FR40, 11.00%, 9/15/25	1,060,000,000 IDR	133,344
FR42, 10.25%, 7/15/27	5,447,000,000 IDR	637,092
FR43, 10.25%, 7/15/22	95,000,000 IDR	11,644
FR44, 10.00%, 9/15/24	63,000,000 IDR	7,445
FR46, 9.50%, 7/15/23	2,590,000,000 IDR	297,585
FR47, 10.00%, 2/15/28	4,502,000,000 IDR	515,210
FR49, 9.00%, 9/15/13	340,000,000 IDR	39,636

Semiannual Report | 19

20 | Semiannual Report

Semiannual Report | 21

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton International Bond Fund	Principal Amount*	Value
Foreign Government and Agency Securities (continued)		
South Korea 14.9%		
Korea Treasury Bond,		
4.75%, 12/10/11	1,305,600,000 KRW	$ 1,172,752
4.75%, 3/10/12	340,000,000 KRW	306,157
5.25%, 9/10/12	816,000,000 KRW	742,825
4.25%, 12/10/12	3,937,000,000 KRW	3,534,067
5.25%, 3/10/13	2,767,750,000 KRW	2,527,280
5.75%, 9/10/13	220,000,000 KRW	203,725
5.00%, 9/10/16	16,000,000 KRW	14,632
senior bond, 5.50%, 6/10/11	585,930,000 KRW	524,101
senior bond, 4.00%, 6/10/12	6,829,170,000 KRW	6,100,582
[h] senior bond, 3.75%, 6/10/13	5,178,500,000 KRW	4,606,269
[h] senior bond, 3.00%, 12/10/13	356,250,000 KRW	309,607
senior note, 7.125%, 4/16/19	260,000	308,542
		20,350,539
Sri Lanka 0.7%		
Government of Sri Lanka,		
A, 12.00%, 7/15/11	2,240,000 LKR	20,581
A, 6.90%, 8/01/12	300,000 LKR	2,688
A, 8.50%, 1/15/13	13,400,000 LKR	122,723
A, 13.50%, 2/01/13	13,100,000 LKR	130,368
A, 7.00%, 3/01/14	1,440,000 LKR	12,575
A, 11.25%, 7/15/14	34,600,000 LKR	339,213
A, 6.50%, 7/15/15	2,380,000 LKR	19,759
A, 11.00%, 8/01/15	26,300,000 LKR	256,314
B, 6.60%, 6/01/14	1,100,000 LKR	9,455
		913,676
[i] **Supranational 0.7%**		
Corporacion Andina De Fomento, 8.125%, 6/04/19	240,000	290,724
European Investment Bank, senior note, 5.375%, 7/16/12	3,900,000 NOK	721,221
		1,011,945
Sweden 2.5%		
Government of Sweden, 5.25%, 3/15/11	21,585,000 SEK	3,413,837
Ukraine 0.9%		
[c] Government of Ukraine, senior note, 144A, 7.95%, 2/23/21	1,160,000	1,166,148
United Arab Emirates 0.1%		
[c] Emirate of Abu Dhabi, 144A, 6.75%, 4/08/19	170,000	195,111
United Kingdom 0.3%		
United Kingdom Treasury Bond, 5.00%, 3/07/12	260,000 GBP	440,509

22 | Semiannual Report

// Templeton Income Trust

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton International Bond Fund	Principal Amount*	Value
Foreign Government and Agency Securities (continued)		
Venezuela 0.2%		
Government of Venezuela, 10.75%, 9/19/13	305,000	$ 302,636
Vietnam 0.4%		
[c] Government of Vietnam, 144A, 6.75%, 1/29/20	535,000	535,334
Total Foreign Government and Agency Securities (Cost $83,433,563)		90,730,009
Quasi-Sovereign and Corporate Bonds 1.5%		
Germany 0.6%		
KfW Bankengruppe, 4.66%, 1/05/12	4,000,000 NOK	723,090
Venezuela 0.9%		
Petroleos de Venezuela SA, senior bond, zero cpn., 7/10/11	1,275,000	1,249,972
Total Quasi-Sovereign and Corporate Bonds (Cost $1,933,727)		1,973,062
Total Investments before Short Term Investments (Cost $85,367,290)		92,703,071
Short Term Investments 29.1%		
Foreign Government and Agency Securities 17.2%		
Egypt 4.2%		
[i] Egypt Treasury Bills,		
[h] 3/01/11 - 2/21/12	30,375,000 EGP	4,881,186
Strip, 1/17/12	5,600,000 EGP	864,188
		5,745,374
Israel 3.2%		
[i] Israel Treasury Bills,		
1/04/12	5,290,000 ILS	1,425,584
3/02/11 - 2/01/12	10,619,300 ILS	2,899,158
		4,324,742
Malaysia 5.4%		
[i] Bank of Negara Monetary Note,		
3/15/11	21,050,000 MYR	6,891,399
4/05/11 - 12/15/11	1,385,000 MYR	448,650
[i] Malaysia Treasury Bills, 7/01/11 - 7/08/11	170,000 MYR	55,235
		7,395,284
Philippines 0.8%		
[i] Philippine Treasury Bills, 8/10/11 - 2/22/12	48,930,000 PHP	1,104,076
Sri Lanka 0.0%†		
[i] Sri Lanka Treasury Bills, 7/08/11 - 2/10/12	3,440,000 LKR	29,630

Semiannual Report | 23

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton International Bond Fund	Principal Amount*	Value
Short Term Investments (continued)		
Foreign Government and Agency Securities (continued)		
United Kingdom 3.5%		
[i] United Kingdom Treasury Bills,		
7/25/11	1,290,000 GBP	$ 2,092,361
8/01/11 - 8/08/11	460,000 GBP	745,817
United Kingdom Treasury Note,		
3.25%, 12/07/11	937,000 GBP	1,553,014
cvt., 9.00%, 7/12/11	260,000 GBP	435,900
		4,827,092
Venezuela 0.1%		
[a,f] Government of Venezuela, Reg S, FRN, 1.303%, 4/20/11	75,000	74,494
Total Foreign Government and Agency Securities (Cost $23,433,911)		23,500,692
Total Investments before Money Market Funds (Cost $108,801,201)		116,203,763
	Shares	
Money Market Funds (Cost $16,281,713) 11.9%		
United States 11.9%		
[k,l] Institutional Fiduciary Trust Money Market Portfolio	16,281,713	16,281,713
Total Investments (Cost $125,082,914) 97.1%		132,485,476
Other Assets, less Liabilities 2.9%		3,920,787
Net Assets 100.0%		$136,406,263

[†]Rounds to less than 0.1% of net assets.

[*]The principal amount is stated in U.S. dollars unless otherwise indicated.

[a]The coupon rate shown represents the rate at period end.

[b]The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

[c]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At February 28, 2011, the aggregate value of these securities was $4,966,945, representing 3.64% of net assets.

[d]Principal amount is stated in 1,000 Brazilian Real Units.

[e]Redemption price at maturity is adjusted for inflation. See Note 1(f).

[f]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At February 28, 2011, the aggregate value of these securities was $2,315,675, representing 1.70% of net assets.

[g]Principal amount is stated in 100 Mexican Peso Units.

[h]A portion or all of the security purchased on a when-issued or delayed delivery basis. See Note 1(c).

[i]The security is traded on a discount basis with no stated coupon rate.

[j]A supranational organization is an entity formed by two or more central governments through international treaties.

[k]Non-income producing.

[l]See Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

24 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) (continued)

Templeton International Bond Fund

At February 28, 2011, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton International Bond Fund

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Chilean Peso	MSCO	Buy	347,220,000	661,044		4/25/11	$ 66,604	$ —
Euro	UBSW	Sell	57,000	75,744		4/26/11	—	(2,882)
Indian Rupee	DBAB	Buy	2,216,000	48,929		4/26/11	—	(528)
Chilean Peso	JPHQ	Buy	103,971,000	197,946		4/27/11	19,908	—
Indian Rupee	JPHQ	Buy	316,000	6,973		4/27/11	—	(72)
Chilean Peso	CITI	Buy	167,590,000	321,054		4/28/11	30,078	—
Indian Rupee	JPHQ	Buy	1,569,000	34,620		4/28/11	—	(364)
Indian Rupee	JPHQ	Buy	1,570,000	34,658		4/29/11	—	(386)
Peruvian Nuevo Sol	DBAB	Buy	178,448	62,231		4/29/11	2,108	—
Peruvian Nuevo Sol	DBAB	Buy	70,000	24,399		5/06/11	834	—
Chilean Peso	DBAB	Buy	18,800,000	35,405		5/10/11	3,948	—
Japanese Yen	CITI	Sell	85,413,000	958,903		5/10/11	—	(85,996)
Japanese Yen	UBSW	Sell	85,371,000	958,901		5/10/11	—	(85,484)
Japanese Yen	DBAB	Sell	57,105,000	639,259		5/10/11	—	(59,334)
Indian Rupee	DBAB	Buy	3,003,000	63,194		6/01/11	1,991	—
Euro	MSCO	Sell	2,850,000	3,511,542		6/03/11	—	(417,399)
Indian Rupee	HSBK	Buy	3,471,000	72,113		6/03/11	3,206	—
Indian Rupee	DBAB	Buy	2,212,000	45,759		6/07/11	2,207	—
Polish Zloty	DBAB	Buy	504,000	120,791	EUR	6/07/11	7,834	—
Polish Zloty	CITI	Buy	98,000	23,501	EUR	6/07/11	1,504	—
Indian Rupee	HSBK	Buy	590,000	12,387		6/08/11	405	—
Indian Rupee	DBAB	Buy	599,000	12,461		6/10/11	521	—
Indian Rupee	HSBK	Buy	1,490,000	31,002		6/13/11	1,275	—
Indian Rupee	DBAB	Buy	1,499,000	31,445		6/16/11	1,010	—
Indian Rupee	DBAB	Buy	1,365,000	28,670		6/20/11	864	—
Indian Rupee	JPHQ	Buy	1,388,000	29,111		6/22/11	911	—
Swedish Krona	CITI	Buy	4,902,115	513,832	EUR	6/23/11	61,310	—
Indian Rupee	DBAB	Buy	2,100,000	44,501		6/24/11	905	—
Indian Rupee	HSBK	Buy	1,410,000	29,678		6/27/11	793	—
Swedish Krona	UBSW	Buy	1,661,000	172,945	EUR	6/29/11	22,306	—
Chilean Peso	DBAB	Buy	226,696,000	411,053		7/05/11	61,494	—
Indian Rupee	DBAB	Buy	21,061,400	439,695		7/05/11	14,843	—
Indian Rupee	DBAB	Buy	1,394,000	28,742		7/11/11	1,312	—
Indian Rupee	JPHQ	Buy	2,242,000	46,198		7/12/11	2,130	—
Indian Rupee	DBAB	Buy	704,000	14,561		7/12/11	615	—
Japanese Yen	MSCO	Sell	16,900,000	197,739		8/05/11	—	(9,197)
New Zealand Dollar	HSBK	Sell	20,321	15,296		8/15/11	182	—
Japanese Yen	UBSW	Sell	15,167,000	178,484		8/18/11	—	(7,259)
Japanese Yen	DBAB	Sell	9,240,000	108,738		8/18/11	—	(4,420)
Japanese Yen	JPHQ	Sell	7,537,000	88,235		8/18/11	—	(4,067)
Japanese Yen	HSBK	Sell	7,502,000	88,272		8/19/11	—	(3,602)
Euro	UBSW	Sell	170,000	218,912		8/22/11	—	(15,053)
Japanese Yen	BZWS	Sell	7,521,000	88,539		8/22/11	—	(3,571)
Japanese Yen	DBAB	Sell	7,530,000	88,755		8/22/11	—	(3,465)
Japanese Yen	MSCO	Sell	6,000,000	70,635		8/22/11	—	(2,847)
Euro	UBSW	Sell	170,000	218,555		8/23/11	—	(15,405)
Japanese Yen	FBCO	Sell	14,916,000	175,482		8/23/11	—	(7,196)
Japanese Yen	CITI	Sell	15,026,000	177,187		8/23/11	—	(6,839)

26 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton International Bond Fund

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	DBAB	Sell	7,432,000	87,784	8/23/11	$ —	$ (3,237)
Indian Rupee	HSBK	Buy	36,224,250	750,000	8/24/11	25,200	—
Japanese Yen	JPHQ	Sell	14,994,000	176,712	8/24/11	—	(6,924)
Japanese Yen	BZWS	Sell	14,944,000	176,568	8/24/11	—	(6,456)
Euro	BZWS	Sell	189,300	239,559	8/25/11	—	(20,952)
Japanese Yen	DBAB	Sell	17,053,000	200,918	8/25/11	—	(7,938)
Japanese Yen	BZWS	Sell	8,389,000	98,857	8/25/11	—	(3,887)
Swedish Krona	DBAB	Buy	11,117,000	1,177,274 EUR	8/25/11	118,017	—
Euro	UBSW	Sell	125,681	159,039	8/26/11	—	(13,917)
Indian Rupee	JPHQ	Buy	3,908,000	80,378	8/26/11	3,225	—
Indian Rupee	HSBK	Buy	3,936,000	81,071	8/26/11	3,131	—
Japanese Yen	HSBK	Sell	54,780,000	655,316	8/26/11	—	(15,606)
Japanese Yen	JPHQ	Sell	22,517,000	265,939	8/26/11	—	(9,840)
Japanese Yen	UBSW	Sell	23,295,000	277,510	8/26/11	—	(7,797)
Euro	JPHQ	Sell	55,232	69,730	8/29/11	—	(6,272)
Swedish Krona	UBSW	Buy	1,881,000	197,790 EUR	8/29/11	21,855	—
Japanese Yen	BZWS	Sell	17,800,000	211,416	8/30/11	—	(6,602)
Japanese Yen	JPHQ	Sell	16,700,000	198,079	8/30/11	—	(6,467)
Swedish Krona	UBSW	Buy	1,879,000	197,579 EUR	8/30/11	21,819	—
Japanese Yen	JPHQ	Sell	7,449,000	87,801	9/01/11	—	(3,439)
Indian Rupee	DBAB	Buy	7,870,000	161,204	9/26/11	6,352	—
Indian Rupee	DBAB	Buy	9,760,000	199,836	9/27/11	7,928	—
Swedish Krona	DBAB	Buy	929,000	100,181 EUR	9/28/11	7,185	—
Indian Rupee	DBAB	Buy	7,850,000	166,278	9/29/11	776	—
Indian Rupee	JPHQ	Buy	9,008,000	190,928	9/30/11	739	—
Japanese Yen	JPHQ	Sell	4,170,000	49,779	9/30/11	—	(1,319)
Philippine Peso	HSBK	Buy	5,600,000	123,935	9/30/11	3,744	—
Philippine Peso	HSBK	Buy	4,500,000	99,585	10/03/11	2,993	—
Philippine Peso	DBAB	Buy	7,621,000	169,371	10/04/11	4,340	—
Philippine Peso	HSBK	Buy	6,113,000	135,646	10/04/11	3,692	—
Euro	DBAB	Sell	780,000	1,066,755	10/05/11	—	(5,543)
Euro	UBSW	Sell	430,000	588,274	10/05/11	—	(2,865)
Philippine Peso	HSBK	Buy	9,114,000	203,628	10/05/11	4,099	—
Philippine Peso	DBAB	Buy	9,112,000	203,470	10/05/11	4,212	—
Euro	UBSW	Sell	195,000	266,253	10/06/11	—	(1,815)
Philippine Peso	JPHQ	Buy	2,407,000	53,771	10/06/11	1,086	—
Philippine Peso	DBAB	Buy	7,480,000	168,143	10/07/11	2,319	—
Philippine Peso	DBAB	Buy	5,986,000	135,188	10/11/11	1,190	—
Philippine Peso	JPHQ	Buy	2,986,000	67,406	10/11/11	624	—
Philippine Peso	CITI	Buy	2,994,000	67,695	10/11/11	517	—
Philippine Peso	HSBK	Buy	5,997,000	135,223	10/11/11	1,406	—
Euro	UBSW	Sell	193,000	268,548	10/12/11	3,271	—
Philippine Peso	DBAB	Buy	1,782,000	40,439	10/12/11	157	—
Philippine Peso	JPHQ	Buy	10,386,000	234,368	10/13/11	2,224	—
Philippine Peso	HSBK	Buy	2,972,000	66,944	10/13/11	757	—
Euro	HSBK	Sell	51,000	70,900	10/17/11	810	—
Philippine Peso	JPHQ	Buy	2,781,000	63,353	10/17/11	—	(19)
Euro	HSBK	Sell	51,000	71,538	10/18/11	1,449	—

Semiannual Report | 27

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton International Bond Fund

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	HSBK	Sell	68,000	94,969		10/19/11	$ 1,520	$ —
Philippine Peso	DBAB	Buy	1,077,000	24,455		10/19/11	69	—
Philippine Peso	HSBK	Buy	4,142,000	93,876		10/19/11	440	—
Philippine Peso	DBAB	Buy	4,305,000	96,994		10/21/11	1,020	—
Philippine Peso	JPHQ	Buy	2,161,000	48,702		10/21/11	499	—
Euro	BZWS	Sell	152,000	212,040		10/26/11	3,192	—
Indian Rupee	HSBK	Buy	5,734,000	123,658		10/26/11	—	(2,138)
Indian Rupee	DBAB	Buy	5,603,000	120,624		10/26/11	—	(1,881)
Philippine Peso	JPHQ	Buy	2,220,000	50,338		10/26/11	189	—
Philippine Peso	HSBK	Buy	4,142,000	93,770		10/26/11	502	—
Philippine Peso	DBAB	Buy	4,438,000	100,610		10/26/11	399	—
Euro	DBAB	Sell	306,000	426,240		10/27/11	5,807	—
Euro	UBSW	Sell	289,000	402,505		10/27/11	5,429	—
Indian Rupee	DBAB	Buy	11,832,000	254,561		10/27/11	—	(3,846)
Indian Rupee	HSBK	Buy	8,542,000	184,772		10/27/11	—	(3,771)
Philippine Peso	HSBK	Buy	4,780,000	108,859		10/27/11	—	(73)
Philippine Peso	DBAB	Buy	11,341,000	258,258		10/28/11	—	(171)
Philippine Peso	HSBK	Buy	3,200,000	72,893		10/28/11	—	(71)
Euro	DBAB	Sell	39,000	53,459		10/31/11	—	(120)
Philippine Peso	HSBK	Buy	6,230,000	141,688		10/31/11	60	—
Japanese Yen	UBSW	Sell	30,300,000	375,595		11/01/11	4,128	—
Japanese Yen	CITI	Sell	15,120,000	187,447		11/01/11	2,081	—
Japanese Yen	BZWS	Sell	15,100,000	187,471		11/01/11	2,350	—
Euro	DBAB	Sell	148,000	204,632		11/03/11	1,322	—
Philippine Peso	DBAB	Buy	3,120,000	72,523		11/04/11	—	(1,554)
Euro	DBAB	Sell	113,000	157,554		11/07/11	2,340	—
Norwegian Krone	UBSW	Buy	1,875,500	225,939	EUR	11/07/11	19,609	—
Japanese Yen	CITI	Sell	34,542,911	427,305		11/08/11	3,778	—
Japanese Yen	BZWS	Sell	33,933,000	419,807		11/10/11	3,746	—
Japanese Yen	BZWS	Sell	44,512,000	555,012		11/14/11	9,207	—
Japanese Yen	UBSW	Sell	34,402,400	428,920		11/14/11	7,079	—
Philippine Peso	DBAB	Buy	10,900,000	253,182		11/14/11	—	(5,413)
Japanese Yen	DBAB	Sell	23,793,000	290,659		11/16/11	—	(1,099)
Japanese Yen	JPHQ	Sell	11,881,000	145,191		11/16/11	—	(498)
Euro	UBSW	Sell	151,344	205,010		11/17/11	—	(2,818)
Japanese Yen	BZWS	Sell	29,454,000	358,090		11/17/11	—	(3,090)
Japanese Yen	UBSW	Sell	9,491,000	115,266		11/17/11	—	(1,118)
Japanese Yen	HSBK	Sell	6,209,000	75,115		11/17/11	—	(1,023)
Euro	DBAB	Sell	59,619	80,393		11/18/11	—	(1,474)
Japanese Yen	BZWS	Sell	33,082,000	398,963		11/21/11	—	(6,730)
Norwegian Krone	MSCO	Buy	689,270	83,059	EUR	11/25/11	7,086	—
Euro	DBAB	Sell	21,877	29,222		11/28/11	—	(811)
Japanese Yen	BOFA	Sell	25,656,000	309,855		11/28/11	—	(4,809)
Norwegian Krone	UBSW	Buy	2,394,000	289,826	EUR	11/28/11	22,719	—
Norwegian Krone	MSCO	Buy	1,060,000	127,490	EUR	11/28/11	11,210	—
Japanese Yen	BZWS	Sell	37,381,000	451,407		11/29/11	—	(7,070)
Japanese Yen	CITI	Sell	9,278,000	112,107		11/29/11	—	(1,687)
Swedish Krona	BZWS	Buy	446,080	47,531	EUR	11/30/11	4,062	—

28 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton International Bond Fund

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	DBAB	Sell	23,005,000	274,884		12/01/11	$ —	$ (7,284)
Norwegian Krone	UBSW	Buy	710,000	86,061	EUR	12/01/11	6,578	—
Chilean Peso	BOFA	Buy	14,530,000	29,145		12/06/11	771	—
Chilean Peso	DBAB	Buy	19,120,000	38,378		12/06/11	988	—
Euro	HSBK	Sell	30,268	39,660		12/06/11	—	(1,883)
Chilean Peso	BOFA	Buy	21,860,000	43,799		12/07/11	1,204	—
Euro	UBSW	Sell	4,392	5,849		12/07/11	—	(179)
Japanese Yen	CITI	Sell	18,818,061	226,642		12/28/11	—	(4,297)
Japanese Yen	BZWS	Sell	18,748,705	225,918		12/28/11	—	(4,170)
Japanese Yen	JPHQ	Sell	18,778,488	227,775		12/28/11	—	(2,678)
Chilean Peso	DBAB	Buy	276,100,000	572,228		1/04/12	—	(5,417)
Euro	DBAB	Sell	196,400	261,811		1/05/12	—	(7,529)
Norwegian Krone	DBAB	Buy	19,050,000	2,408,496	EUR	1/05/12	35,545	—
Poland Zloty	DBAB	Buy	6,320,000	1,561,882	EUR	1/05/12	3,665	—
Swedish Krona	DBAB	Buy	15,800,000	1,740,759	EUR	1/05/12	61,763	—
Indian Rupee	HSBK	Buy	52,200,000	1,104,996		1/06/12	—	(10,616)
Chilean Peso	MSCO	Buy	46,917,000	92,669		1/09/12	3,600	—
Chilean Peso	DBAB	Buy	27,470,000	54,177		1/09/12	2,188	—
Chilean Peso	DBAB	Buy	38,600,000	76,128		1/10/12	3,067	—
Japanese Yen	BZWS	Sell	15,680,000	189,601		1/10/12	—	(2,878)
Japanese Yen	UBSW	Sell	7,840,000	94,815		1/10/12	—	(1,424)
Japanese Yen	CITI	Sell	7,840,000	94,860		1/10/12	—	(1,379)
Euro	DBAB	Sell	86,000	111,447		1/11/12	—	(6,473)
Euro	UBSW	Sell	80,000	103,554		1/11/12	—	(6,139)
Japanese Yen	DBAB	Sell	7,860,000	95,064		1/12/12	—	(1,425)
Japanese Yen	HSBK	Sell	7,870,000	95,377		1/12/12	—	(1,235)
Chilean Peso	MSCO	Buy	36,800,000	72,519		1/13/12	2,960	—
Euro	UBSW	Sell	75,162	97,200		1/13/12	—	(5,854)
Euro	BZWS	Sell	40,087	51,832		1/13/12	—	(3,130)
Euro	CITI	Sell	32,570	42,097		1/13/12	—	(2,559)
Euro	JPHQ	Sell	22,549	29,161		1/13/12	—	(1,755)
Japanese Yen	BZWS	Sell	20,680,000	250,363		1/13/12	—	(3,508)
Japanese Yen	HSBK	Sell	20,830,000	252,372		1/13/12	—	(3,341)
Japanese Yen	UBSW	Sell	16,450,000	199,239		1/13/12	—	(2,704)
Philippine Peso	JPHQ	Buy	19,456,000	441,931		1/13/12	—	(410)
Philippine Peso	HSBK	Buy	3,120,000	70,937		1/17/12	—	(139)
Euro	DBAB	Sell	105,000	139,210		1/18/12	—	(4,734)
Philippine Peso	HSBK	Buy	2,981,000	66,921		1/18/12	721	—
Philippine Peso	DBAB	Buy	1,700,000	38,155		1/18/12	420	—
Euro	CITI	Sell	48,798	65,045		1/19/12	—	(1,850)
Euro	BZWS	Sell	32,570	43,406		1/19/12	—	(1,243)
Philippine Peso	DBAB	Buy	1,064,000	23,959		1/19/12	184	—
Philippine Peso	JPHQ	Buy	4,246,000	94,387		1/19/12	1,958	—
Euro	DBAB	Sell	450,000	604,332		1/23/12	—	(12,484)
British Pound	BZWS	Buy	316,469	501,423		1/24/12	9,906	—
British Pound	CITI	Buy	210,736	333,020		1/24/12	7,473	—

Semiannual Report | 29

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton International Bond Fund

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
British Pound	DBAB	Buy	315,575	499,530	1/24/12	$ 10,355	$ —
Euro	DBAB	Sell	81,000	109,176	1/25/12	—	(1,845)
Euro	UBSW	Sell	57,624	77,659	1/25/12	—	(1,322)
British Pound	DBAB	Buy	169,973	270,453	1/26/12	4,164	—
Japanese Yen	BZWS	Sell	37,960,000	461,464	1/26/12	—	(4,663)
Japanese Yen	UBSW	Sell	33,200,000	403,868	1/26/12	—	(3,809)
Japanese Yen	DBAB	Sell	31,548,058	384,231	1/26/12	—	(3,161)
Philippine Peso	HSBK	Buy	4,142,000	91,983	1/26/12	1,990	—
British Pound	JPHQ	Buy	42,777	68,058	1/27/12	1,052	—
British Pound	BZWS	Buy	215,414	338,809	1/27/12	9,215	—
British Pound	MSCO	Buy	128,377	202,096	1/27/12	5,311	—
Euro	CITI	Sell	111,900	151,303	1/27/12	—	(2,061)
Japanese Yen	HSBK	Sell	40,858,365	498,516	1/27/12	—	(3,211)
British Pound	JPHQ	Buy	84,976	133,740	1/30/12	3,536	—
Chilean Peso	JPHQ	Buy	81,300,000	160,958	1/30/12	5,511	—
Euro	BZWS	Sell	460,000	625,600	1/30/12	—	(4,802)
Norwegian Krone	UBSW	Buy	3,808,000	476,238 EUR	1/30/12	13,603	—
Swedish Krona	UBSW	Buy	4,650,000	517,930 EUR	1/30/12	9,756	—
British Pound	MSCO	Buy	42,668	67,548	1/31/12	1,379	—
Chilean Peso	JPHQ	Buy	117,000,000	234,117	1/31/12	5,427	—
Chilean Peso	DBAB	Buy	118,000,000	235,036	1/31/12	6,555	—
Euro	DBAB	Sell	516,000	701,760	1/31/12	—	(5,367)
British Pound	CITI	Buy	142,871	225,989	2/01/12	4,802	—
British Pound	MSCO	Buy	164,493	259,293	2/01/12	6,427	—
British Pound	BZWS	Buy	17,728	27,951	2/01/12	686	—
Euro	UBSW	Sell	86,000	117,105	2/01/12	—	(746)
Chilean Peso	DBAB	Buy	68,600,000	135,546	2/02/12	4,876	—
Chilean Peso	MSCO	Buy	39,891,200	80,000	2/02/12	1,656	—
Euro	DBAB	Sell	462,000	629,013	2/02/12	—	(4,077)
Chilean Peso	DBAB	Buy	33,200,000	65,535	2/03/12	2,418	—
Chilean Peso	DBAB	Buy	27,740,000	56,262	2/07/12	493	—
Singapore Dollar	DBAB	Buy	372,000	291,299	2/07/12	1,649	—
Singapore Dollar	HSBK	Buy	372,000	291,335	2/07/12	1,613	—
Chilean Peso	JPHQ	Buy	31,400,000	63,466	2/08/12	770	—
Chilean Peso	BZWS	Buy	31,600,000	63,787	2/08/12	859	—
Chilean Peso	DBAB	Buy	47,200,000	95,838	2/08/12	722	—
Euro	CITI	Sell	203,000	274,235	2/08/12	—	(3,895)
Euro	UBSW	Sell	152,000	205,876	2/08/12	—	(2,379)
Norwegian Krone	UBSW	Buy	892,800	112,659 EUR	2/08/12	1,761	—
Singapore Dollar	DBAB	Buy	741,000	582,655	2/08/12	880	—
Australian Dollar	DBAB	Buy	124,000	9,842,872 JPY	2/09/12	—	(179)
Australian Dollar	CITI	Buy	124,000	9,839,400 JPY	2/09/12	—	(136)
Australian Dollar	BZWS	Buy	124,000	9,833,200 JPY	2/09/12	—	(60)
Chilean Peso	BZWS	Buy	65,200,000	131,598	2/09/12	1,772	—
Euro	BZWS	Sell	203,000	273,644	2/09/12	—	(4,478)
Euro	HSBK	Sell	152,000	204,410	2/09/12	—	(3,840)

30 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2011 (unaudited) *(continued)*

Templeton International Bond Fund

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	DBAB	Sell	165,000	222,229		2/09/12	$ —	$ (3,831)
Norwegian Krone	UBSW	Buy	1,247,800	156,883	EUR	2/09/12	3,236	—
Norwegian Krone	DBAB	Buy	1,783,000	224,234	EUR	2/09/12	4,539	—
Singapore Dollar	BZWS	Buy	105,482	82,805		2/09/12	262	—
Chilean Peso	DBAB	Buy	18,700,000	37,993		2/10/12	255	—
Euro	BZWS	Sell	290,000	393,240		2/10/12	—	(4,067)
Japanese Yen	MSCO	Sell	49,397,000	604,518		2/10/12	—	(2,233)
Japanese Yen	HSBK	Sell	15,273,000	186,575		2/10/12	—	(1,026)
Chilean Peso	BZWS	Buy	33,500,000	67,979		2/13/12	520	—
Euro	UBSW	Sell	327,000	443,991		2/13/12	—	(3,970)
Singapore Dollar	HSBK	Buy	376,900	295,965		2/13/12	846	—
British Pound	BZWS	Buy	269,085	428,755		2/14/12	5,768	—
Chilean Peso	MSCO	Buy	35,230,000	72,467		2/14/12	—	(439)
Chilean Peso	DBAB	Buy	18,500,000	37,724		2/14/12	99	—
Euro	DBAB	Sell	118,000	159,530		2/14/12	—	(2,115)
Singapore Dollar	HSBK	Buy	271,400	213,118		2/14/12	611	—
British Pound	MSCO	Buy	93,162	148,103		2/15/12	2,332	—
Japanese Yen	JPHQ	Sell	5,380,000	65,546		2/15/12	—	(544)
Japanese Yen	DBAB	Sell	4,527,440	55,112		2/15/12	—	(505)
British Pound	CITI	Buy	79,878	126,982		2/16/12	2,000	—
Chilean Peso	MSCO	Buy	63,770,000	132,440		2/16/12	—	(2,086)
Euro	JPHQ	Sell	194,000	259,494		2/16/12	—	(6,246)
Euro	UBSW	Sell	194,000	259,605		2/16/12	—	(6,136)
Japanese Yen	JPHQ	Sell	3,080,000	37,234		2/16/12	—	(602)
Euro	DBAB	Sell	198,000	265,680		2/17/12	—	(5,531)
Singapore Dollar	DBAB	Buy	455,000	355,894		2/17/12	2,425	—
Singapore Dollar	HSBK	Buy	455,000	355,905		2/17/12	2,413	—
Singapore Dollar	BZWS	Buy	303,000	237,154		2/17/12	1,462	—
Chilean Peso	DBAB	Buy	16,920,000	34,988		2/21/12	—	(418)
Chilean Peso	JPHQ	Buy	18,900,000	38,799		2/21/12	—	(185)
Euro	UBSW	Sell	198,000	265,084		2/21/12	—	(6,098)
Chilean Peso	JPHQ	Buy	32,200,000	66,840		2/22/12	—	(1,058)
Japanese Yen	HSBK	Sell	32,060,000	386,894		2/22/12	—	(7,000)
Chilean Peso	DBAB	Buy	11,480,000	23,717		2/23/12	—	(267)
Japanese Yen	JPHQ	Sell	32,100,000	387,190		2/23/12	—	(7,204)
Singapore Dollar	DBAB	Buy	600,000	469,384		2/24/12	3,132	—
Chilean Peso	MSCO	Buy	40,460,000	83,393		2/27/12	—	(778)
Chilean Peso	DBAB	Buy	14,200,000	29,336		2/27/12	—	(342)
Euro	DBAB	Sell	211,000	287,502		2/27/12	—	(1,436)
Singapore Dollar	DBAB	Buy	374,000	293,310		2/27/12	1,228	—
Chilean Peso	JPHQ	Buy	18,000,000	37,075		2/28/12	—	(325)
Chilean Peso	MSCO	Buy	22,000,000	44,889		2/28/12	29	—
Chilean Peso	DBAB	Buy	14,200,000	29,336		2/29/12	—	(347)
Chilean Peso	BZWS	Buy	35,300,000	71,909		2/29/12	155	—
Euro	DBAB	Sell	133,210	182,031		2/29/12	—	(373)
Singapore Dollar	DBAB	Buy	375,000	293,721		2/29/12	1,605	—

Semiannual Report | 31

32 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 33

Templeton Income Trust

Financial Statements *(continued)*

Statement of Assets and Liabilities *(continued)*

February 28, 2011 (unaudited)

	Templeton International Bond Fund
Class A:	
Net assets, at value	$ 75,785,592
Shares outstanding	6,418,071
Net asset value per share[a]	$11.81
Maximum offering price per share (net asset value per share ÷ 95.75%)	$12.33
Class C:	
Net assets, at value	$ 16,048,777
Shares outstanding	1,357,631
Net asset value and maximum offering price per share[a]	$11.82
Class R:	
Net assets, at value	$ 534,595
Shares outstanding	45,246
Net asset value and maximum offering price per share	$11.82
Advisor Class:	
Net assets, at value	$ 44,037,299
Shares outstanding	3,726,434
Net asset value and maximum offering price per share	$11.82

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

34 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 35

36 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited)

Templeton International Bond Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of three separate funds. The Templeton International Bond Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Investments in open-end mutual funds are valued at the closing net asset value.

Certain derivatives trade in the over-the-counter market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

Semiannual Report | 37

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

38 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a Delayed Delivery Basis

The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund entered into financial futures contracts primarily to manage interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell a security for a specific price on a future date. Required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the underlying security. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

Semiannual Report | 39

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments (continued)

The Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Pursuant to the terms of the interest rate swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

See Note 10 regarding other derivative information.

e. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund’s application of those tax rules is subject to its understanding. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of February 28, 2011, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation. The Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax effects will significantly change in the next twelve months.

40 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Income Taxes (continued)

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability for unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statement of Operations.

Semiannual Report | 41

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
g.	Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At February 28, 2011, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

42 | Semiannual Report

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers, and/or directors of the following subsidiaries:

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

Semiannual Report | 43

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees (continued)

In addition, under the Fund’s Class C, and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

The Board of Trustees has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

e. Transfer Agent Fees

For the period ended February 28, 2011, the Fund paid transfer agent fees of $41,175, of which $28,503 was retained by Investor Services.

f. Waiver and Expense Reimbursements

Advisers and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses, for each class of the Fund do not exceed 0.74% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until December 31, 2011.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended February 28, 2011, there were no credits earned.

44 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

5. INCOME TAXES

At February 28, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, swaps, tax straddles and inflation related adjustments on foreign securities.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, bond discounts and premiums and tax straddles.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2011, aggregated $20,770,736 and $1,409,990, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT RISK

At February 28, 2011, the Fund had 12.47% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

Semiannual Report | 45

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

9. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

10. OTHER DERIVATIVE INFORMATION

At February 28, 2011, the Fund has invested in derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

For the period ended February 28, 2011, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

aRepresents the average amount for other derivative contracts outstanding during the period. For derivative contracts denominated in foreign currencies, notional amounts are converted into U.S. dollars.

See Note 1(d) regarding derivative financial instruments.

46 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

11. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended February 28, 2011, the Fund did not use the Global Credit Facility.

12. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

Semiannual Report | 47

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

12. FAIR VALUE MEASUREMENTS (continued)

The following is a summary of the inputs used as of February 28, 2011, in valuing the Fund’s assets and liabilities carried at fair value:

13. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Templeton Income Trust

Shareholder Information

Templeton International Bond Fund

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 49

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Item 2. Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.
(c)	N/A
(d)	N/A
(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.

There have been no significant changes in

the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits. (a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INCOME TRUST

By /s/ LAURA F. FERGERSON Laura F. Fergerson Chief Executive Officer – Finance and Administration Date: April 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON Laura F. Fergerson Chief Executive Officer – Finance and Administration Date: April 27, 2011

By /s/ MARK H. OTANI Mark H. Otani Chief Financial Officer and Chief Accounting Officer Date: April 27, 2011